UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP 200 Clarendon Street, 27th Floor Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2012

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of Portfolio Holdings

July 31, 2012

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.8%)

COMMON STOCKS—97.2%

Shares		Value (000s)

AEROSPACE & DEFENSE—5.1%
3,663,411	Boeing Co.	$270,763
2,124,208	Precision Castparts Corp.	330,442
2,796,755	United Technologies Corp.	208,190

		809,395

AUTO COMPONENTS—0.8%
1,787,142	BorgWarner Inc.*	119,917

AUTOMOBILES—1.0%
3,769,160	Harley-Davidson Inc.	162,941

BIOTECHNOLOGY—3.5%
2,232,600	Alexion Pharmaceuticals Inc.*	$234,088
899,236	Biogen Idec Inc.*	131,136
3,911,611	Vertex Pharmaceuticals Inc.*	189,752

		554,976

CAPITAL MARKETS—2.2%
2,317,863	Goldman Sachs Group Inc.	233,872
8,903,936	Morgan Stanley	121,628

		355,500

CHEMICALS—1.9%
3,621,920	Monsanto Co.	310,109

COMMUNICATIONS EQUIPMENT—1.2%
3,139,451	Qualcomm Inc.	187,362

COMPUTERS & PERIPHERALS—10.7%
1,977,705	Apple Inc.*	1,207,903
15,326,942	EMC Corp.*	401,719
2,922,180	NetApp Inc.*	95,468

		1,705,090

CONSUMER FINANCE—1.2%
3,429,108	American Express Co.	197,894

ELECTRICAL EQUIPMENT—0.5%
742,296	Roper Industries Inc.	73,821

ENERGY EQUIPMENT & SERVICES—1.5%
3,214,693	National Oilwell Varco Inc.	232,422

FOOD & STAPLES RETAILING—3.4%
3,158,341	Costco Wholesale Corp.	303,769
2,664,573	Whole Foods Market Inc.	244,555

		548,324

FOOD PRODUCTS—1.1%
2,379,122	Mead Johnson Nutrition Co.	173,581

HEALTH CARE PROVIDERS & SERVICES—3.2%
4,834,698	Express Scripts Holding Co.*	280,122
4,451,829	UnitedHealth Group Inc.	227,444

		507,566

HOTELS, RESTAURANTS & LEISURE—4.4%
662,728	Chipotle Mexican Grill Inc.*	193,735
4,642,357	Dunkin’ Brands Group Inc.	140,571
4,824,883	Starbucks Corp.	218,471
2,321,600	Yum! Brands Inc.	150,532

		703,309

INTERNET & CATALOG RETAIL—5.0%
2,231,734	Amazon.com Inc.*	520,664
425,646	Priceline.com Inc.*	281,667

		802,331

INTERNET SOFTWARE & SERVICES—7.6%
2,023,741	Baidu Inc. ADR (CHN)*[1]	243,901
4,464,022	Facebook Inc.*	96,914
593,813	Google Inc.*	375,866
2,233,782	LinkedIn Corp.*	229,298
2,841,760	Rackspace Hosting Inc.*	124,696
4,320,630	Tencent Holdings Ltd. (CHN)	128,277
1,188,990	Youku.com Inc. ADR (CHN)*[1]	20,225

		1,219,177

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—7.1%
1,578,811	International Business Machines Corp.	$309,415
1,088,997	MasterCard Inc.	475,423
730,975	Teradata Corp.*	49,429
2,275,253	VISA Inc.	293,667

		1,127,934

LIFE SCIENCES TOOLS & SERVICES—1.7%
5,073,815	Agilent Technologies Inc.	194,276
1,906,912	Illumina Inc.*	79,080

		273,356

MEDIA—1.6%
5,277,695	Walt Disney Co.	259,346

OIL, GAS & CONSUMABLE FUELS—2.6%
2,402,293	Concho Resources Inc.*	204,795
2,440,224	Occidental Petroleum Corp.	212,373

		417,168

PERSONAL PRODUCTS—1.4%
4,306,072	Estée Lauder Companies Inc.	225,552

PHARMACEUTICALS—6.7%
2,594,635	Allergan Inc.	212,942
5,753,799	Bristol-Myers Squibb Co.	204,835
2,283,985	Novo Nordisk AS ADR (DEN)[1]	352,967
567,871	Perrigo Co.	64,749
2,693,358	Shire plc ADR (IE)[1]	232,113

		1,067,606

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
4,231,258	American Tower Corp.	305,962

ROAD & RAIL—1.5%
2,019,484	Union Pacific Corp.	247,609

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
3,347,171	Altera Corp.	118,657
3,082,483	ARM Holdings plc ADR (UK)[1]	80,083
4,090,418	Avago Technologies Ltd.	151,345
3,989,419	Broadcom Corp.*	135,162

		485,247

SOFTWARE—5.3%
2,514,613	Intuit Inc.	$145,898
4,336,004	Red Hat Inc.*	232,670
1,940,599	Salesforce.com Inc.*	241,333
49,600	Splunk Inc.*	1,458
2,457,801	VMware Inc.*	223,070

		844,429

SPECIALTY RETAIL—3.1%
2,705,184	Inditex SA (SP)	278,417
4,949,745	TJX Cos. Inc.	219,175

		497,592

TEXTILES, APPAREL & LUXURY GOODS—6.3%
7,445,011	Burberry Group plc (UK)	145,803
2,818,503	Coach Inc.	139,037
3,215,221	Lululemon Athletica Inc.*	181,596
3,171,202	Nike Inc.	296,032
1,649,955	Ralph Lauren Corp.	238,154

		1,000,622

WIRELESS TELECOMMUNICATION SERVICES—0.7%
1,739,225	Crown Castle International Corp.*	107,623

TOTAL COMMON STOCKS (Cost $12,307,492)		15,523,761

SHORT-TERM INVESTMENTS—2.7%
(Cost $429,166)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$429,166	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $437,752)	429,166

TOTAL INVESTMENTS—99.9% (Cost $12,736,658)		15,952,927

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		23,135

TOTAL NET ASSETS—100.0%		$15,976,062

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$809,395	$—	$—	$809,395
Auto Components	119,917	—	—	119,917
Automobiles	162,941	—	—	162,941
Biotechnology	554,976	—	—	554,976
Capital Markets	355,500	—	—	355,500
Chemicals	310,109	—	—	310,109
Communications Equipment	187,362	—	—	187,362
Computers & Peripherals	1,705,090	—	—	1,705,090
Consumer Finance	197,894	—	—	197,894
Electrical Equipment	73,821	—	—	73,821
Energy Equipment & Services	232,422	—	—	232,422

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Food & Staples Retailing	$548,324	$—	$—	$548,324
Food Products	173,581	—	—	173,581
Health Care Providers & Services	507,566	—	—	507,566
Hotels, Restaurants & Leisure	703,309	—	—	703,309
Internet & Catalog Retail	802,331	—	—	802,331
Internet Software & Services	1,090,900	128,277	—	1,219,177
IT Services	1,127,934	—	—	1,127,934
Life Sciences Tools & Services	273,356	—	—	273,356
Media	259,346	—	—	259,346
Oil, Gas & Consumable Fuels	417,168	—	—	417,168
Personal Products	225,552	—	—	225,552
Pharmaceuticals	1,067,606	—	—	1,067,606
Real Estate Investment Trusts (REITs)	305,962	—	—	305,962
Road & Rail	247,609	—	—	247,609
Semiconductors & Semiconductor Equipment	485,247	—	—	485,247
Software	844,429	—	—	844,429
Specialty Retail	219,175	278,417	—	497,592
Textiles, Apparel & Luxury Goods	854,819	145,803	—	1,000,622
Wireless Telecommunication Services	107,623	—	—	107,623
Short-Term Investments
Repurchase Agreements	—	429,166	—	429,166

Total Investments in Securities	$14,971,264	$981,663	$—	$15,952,927

There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CHN	China.

DEN	Denmark.

IE	Ireland.

SP	Spain.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.4%)

COMMON STOCKS—95.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.2%
399,609	DigitalGlobe Inc.*	$7,780

AIR FREIGHT & LOGISTICS—1.0%
172,570	Expeditors International of Washington Inc.	$6,138

AIRLINES—0.6%
176,880	Spirit Airlines Inc.*	3,805

AUTO COMPONENTS—1.7%
193,700	Allison Transmission Holdings Inc.	3,644
232,690	Tenneco Inc.*	6,815

		10,459

BIOTECHNOLOGY—1.7%
364,160	Arena Pharmaceuticals Inc.*	3,044
29,100	Cubist Pharmaceuticals Inc.*	1,253
36,400	Onyx Pharmaceuticals Inc.*	2,729
27,240	Regeneron Pharmaceuticals Inc.*	3,668

		10,694

BUILDING PRODUCTS—0.1%
24,200	Owens Corning*	650

CAPITAL MARKETS—1.0%
295,640	Invesco Ltd.	6,543

CHEMICALS—0.9%
197,150	Methanex Corp. (CAN)	5,435

COMMERCIAL BANKS—1.5%
71,540	M&T Bank Corp.	6,141
481,280	Regions Financial Corp.	3,350

		9,491

CONSTRUCTION & ENGINEERING—0.8%
95,400	Fluor Corp.	4,730

CONTAINERS & PACKAGING—2.1%
151,380	Ball Corp.	6,291
183,650	Crown Holdings Inc.*	6,593

		12,884

ELECTRICAL EQUIPMENT—1.3%
216,440	Polypore International Inc.*	8,043

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
312,280	Jabil Circuit Inc.	6,777
119,330	National Instruments Corp.	3,084
163,880	Trimble Navigation Ltd.*	7,253
90,590	Universal Display Corp.*	2,877

		19,991

ENERGY EQUIPMENT & SERVICES—1.6%
121,210	Ensco plc (UK)	6,585
273,270	Trican Well Service Ltd. (CAN)	3,281

		9,866

HEALTH CARE EQUIPMENT & SUPPLIES—5.9%
158,450	Edwards Lifesciences Corp.*	16,035
97,150	HeartWare International Inc.*	8,675
638,580	Hologic Inc.*	11,826

		36,536

HEALTH CARE PROVIDERS & SERVICES—4.5%
34,310	Air Methods Corp.*	3,741
183,670	Cardinal Health Inc.	7,914
143,392	Catamaran Corp.*	12,118
167,700	Team Health Holdings Inc.*	4,478

		28,251

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HOTELS, RESTAURANTS & LEISURE—4.2%
61,448	Buffalo Wild Wings Inc.*	$4,460
463,352	Burger King Worldwide Inc.*	7,099
227,240	Cheesecake Factory Inc.	7,617
157,400	Life Time Fitness Inc.*	7,148

		26,324

HOUSEHOLD DURABLES—1.9%
136,380	Jarden Corp.	6,165
111,570	Lennar Corp.	3,259
194,170	Pulte Homes Inc.*	2,194

		11,618

INTERNET & CATALOG RETAIL—4.5%
271,220	HomeAway Inc.*	6,227
146,370	Kayak Software Corp.*	4,912
217,917	Shutterfly Inc.*	7,155
260,470	TripAdvisor Inc.*	9,744

		28,038

INTERNET SOFTWARE & SERVICES—4.6%
32,960	CoStar Group Inc.*	2,720
50,430	Equinix Inc.*	8,986
155,730	InterActive Corp.	8,193
85,830	LinkedIn Corp.*	8,810

		28,709

IT SERVICES—3.8%
137,371	Gartner Inc.*	6,098
289,220	Genpact Ltd.*	5,038
65,790	Teradata Corp.*	4,449
227,800	VeriFone Holdings Inc.*	8,267

		23,852

LEISURE EQUIPMENT & PRODUCTS—0.5%
134,970	Brunswick Corp.	2,968

LIFE SCIENCES TOOLS & SERVICES—2.9%
227,950	Agilent Technologies Inc.	8,728
239,740	Parexel International Corp.*	6,598
36,240	Waters Corp.*	2,808

		18,134

MACHINERY—1.5%
211,980	Colfax Corp.*	6,135
57,931	WABCO Holdings Inc.*	3,181

		9,316

MEDIA—2.8%
72,800	AMC Networks Inc.*	3,157
246,880	DreamWorks Animation SKG Inc.*	4,740
352,280	Pandora Media Inc.*	3,477
2,917,520	Sirius XM Radio Inc.*	6,302

		17,676

OIL, GAS & CONSUMABLE FUELS—5.2%
191,940	Cabot Oil & Gas Corp.	8,098
158,830	Cobalt International Energy Inc.*	3,987
104,800	Newfield Exploration Co.*	3,199
45,970	Pioneer Natural Resources Co.	4,074
236,410	Southwestern Energy Co.*	7,861
127,900	Whiting Petroleum Corp.*	5,167

		32,386

PHARMACEUTICALS—3.5%
170,010	Auxilium Pharmaceuticals Inc.*	$4,580
180,990	Forest Laboratories Inc.*	6,072
81,000	Salix Pharmaceuticals Ltd.*	3,630
98,760	Watson Pharmaceuticals Inc.*	7,687

		21,969

PROFESSIONAL SERVICES—2.9%
739,235	Capita plc (UK)	8,218
91,940	IHS Inc.*	10,138

		18,356

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
493,340	Host Hotels & Resorts Inc.	7,242

ROAD & RAIL—0.9%
349,400	Localiza Rent A Car Ltd. (BR)	5,666

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
356,150	Skyworks Solutions Inc.*	10,303

SOFTWARE—10.5%
680,520	Activision Blizzard Inc.	8,187
32,300	ANSYS Inc.*	1,937
100,170	BroadSoft Inc.*	2,459
907,290	Cadence Design Systems Inc.*	11,087
152,660	Concur Technologies Inc.*	10,311
211,710	Jive Software Inc.*	4,240
86,310	Salesforce.com Inc.*	10,733
196,870	Solera Holdings Inc.	7,688
131,640	Splunk Inc.*	3,870
178,740	TIBCO Software Inc.*	5,021

		65,533

SPECIALTY RETAIL—7.3%
172,200	Carmax Inc.*	4,792
102,070	DSW Inc.	6,034
341,770	Express Inc.*	5,503
196,784	GNC Holdings Inc.	7,582
83,300	Hibbett Sports Inc.*	5,062
92,100	Ross Stores Inc.	6,119
97,992	The Children’s Place Retail Stores Inc.*	4,978
184,110	Urban Outfitters Inc.*	5,625

		45,695

TEXTILES, APPAREL & LUXURY GOODS—4.7%
120,440	Deckers Outdoor Corp.*	5,023
347,510	Hanesbrands Inc.*	10,432
92,680	PVH Corp.	7,362
3,692,100	Samsonite International SA (LUX)	6,248

		29,065

TRADING COMPANIES & DISTRIBUTORS—0.5%
105,710	United Rentals Inc.*	3,056

WIRELESS TELECOMMUNICATION SERVICES—1.0%
103,860	Crown Castle International Corp.*	6,427

TOTAL COMMON STOCKS (Cost $527,626)		593,629

OTHER INVESTMENT COMPANIES—1.5%
(Cost $9,176)
DIVERSIFIED FINANCIAL SERVICES—1.5%
54,760	SPDR S&P Midcap 400 Exchange-Traded Funds Trust	9,378

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—4.3%
(Cost $27,059)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$27,059	Repurchase Agreement with Bank of America dated July 31, 2012 due August 01, 2012 at 0.150% collateralized by U.S. Treasury Notes (market value $27,616)	$27,059

TOTAL INVESTMENTS—100.9% (Cost $563,861)		630,066

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.9)%		(5,576)

TOTAL NET ASSETS—100.0%		$624,490

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$7,780	$—	$—	$7,780
Air Freight & Logistics	6,138	—	—	6,138
Airlines	3,805	—	—	3,805
Auto Components	10,459	—	—	10,459
Biotechnology	10,694	—	—	10,694
Building Products	—	650	—	650
Capital Markets	6,543	—	—	6,543
Chemicals	5,435	—	—	5,435
Commercial Banks	9,491	—	—	9,491
Construction & Engineering	4,730	—	—	4,730
Containers & Packaging	12,884	—	—	12,884
Electrical Equipment	8,043	—	—	8,043
Electronic Equipment, Instruments & Components	19,991	—	—	19,991
Energy Equipment & Services	9,866	—	—	9,866
Health Care Equipment & Supplies	36,536	—	—	36,536
Health Care Providers & Services	28,251	—	—	28,251
Hotels, Restaurants & Leisure	26,324	—	—	26,324
Household Durables	11,618	—	—	11,618
Internet & Catalog Retail	28,038	—	—	28,038
Internet Software & Services	28,709	—	—	28,709
IT Services	23,852	—	—	23,852
Leisure Equipment & Products	2,968	—	—	2,968
Life Sciences Tools & Services	18,134	—	—	18,134
Machinery	9,316	—	—	9,316
Media	17,676	—	—	17,676
Oil, Gas & Consumable Fuels	32,386	—	—	32,386
Pharmaceuticals	21,969	—	—	21,969
Professional Services	10,138	8,218	—	18,356
Real Estate Investment Trusts (REITs)	7,242	—	—	7,242
Road & Rail	5,666	—	—	5,666
Semiconductors & Semiconductor Equipment	10,303	—	—	10,303
Software	65,533	—	—	65,533
Specialty Retail	45,695	—	—	45,695
Textiles, Apparel & Luxury Goods	22,817	6,248	—	29,065
Trading Companies & Distributors	3,056	—	—	3,056
Wireless Telecommunication Services	6,427	—	—	6,427
Other Investment Companies
Diversified Financial Services	9,378	—	—	9,378
Short-Term Investments
Repurchase Agreements	—	27,059	—	27,059

Total Investments in Securities	$587,891	$42,175	$—	$630,066

6

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2012.

Valuation Description	Balance Beginning at 11/1/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 7/31/2012 (000s)
Common Stocks
Oil, Gas & Consumable Fuels	$7,369	$—	$—	$—	$—	$(1,178)	$(6,191)[h]	$—	$—

There were no significant transfers between Level 1 and Level 2 during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

BR	Brazil.

CAN	Canada.

LUX	Luxembourg.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.6%)

COMMON STOCKS—96.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.4%
329,240	Hexcel Corp.*	$7,668
145,190	Triumph Group Inc.	9,079

		16,747

AIR FREIGHT & LOGISTICS—1.6%
107,560	HUB Group Inc.*	$3,200
358,801	XPO Logistics Inc.*	4,564

		7,764

AUTO COMPONENTS—1.0%
162,501	Tenneco Inc.*	4,760

BIOTECHNOLOGY—5.1%
138,500	Alkermes plc (IE)*	2,575
583,374	Idenix Pharmaceuticals Inc.*	5,910
76,330	Medivation Inc.*	7,610
166,980	United Therapeutics Corp.*	9,147

		25,242

CAPITAL MARKETS—0.6%
272,877	FXCM Inc.	2,865

CHEMICALS—2.3%
182,220	Georgia Gulf Corp.	5,973
94,305	Westlake Chemical Corp.	5,598

		11,571

COMMERCIAL BANKS—2.8%
382,430	East West Bancorp Inc.	8,337
423,367	Umpqua Holdings Corp.	5,284

		13,621

COMMERCIAL SERVICES & SUPPLIES—2.1%
202,590	Progressive Waste Solutions Ltd. (CAN)	4,052
720,962	Steelcase Inc.	6,178

		10,230

COMMUNICATIONS EQUIPMENT—1.5%
353,000	Aruba Networks Inc.*	5,006
345,595	Emulex Corp.*	2,236

		7,242

CONSUMER FINANCE—1.6%
414,568	DFC Global Corp.*	7,947

DIVERSIFIED CONSUMER SERVICES—2.4%
1,705,193	Stewart Enterprises Inc.	11,647

ENERGY EQUIPMENT & SERVICES—4.1%
141,230	Oil States International Inc.*	10,268
79,100	Rowan Cos. plc (UK)*	2,779
333,660	Superior Energy Services Inc.*	7,230

		20,277

FOOD & STAPLES RETAILING—0.3%
63,840	Natural Grocers By Vitamin Cottage Inc.*	1,295

FOOD PRODUCTS—0.0%
3,270	B&G Foods Inc.	92

HEALTH CARE EQUIPMENT & SUPPLIES—7.4%
453,175	Arthrocare Corp.*	13,405
422,058	Masimo Corp.*	9,454
177,417	Orthofix International NV (NET)*	7,276
405,267	Quidel Corp.*	6,350

		36,485

HEALTH CARE PROVIDERS & SERVICES—5.8%
907,000	Health Management Associates Inc.*	5,968
178,650	Mednax Inc.*	11,814
409,298	Team Health Holdings Inc.*	10,928

		28,710

8

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HOTELS, RESTAURANTS & LEISURE—2.8%
270,589	Cheesecake Factory Inc.	$9,070
106,190	Life Time Fitness Inc.*	4,822

		13,892

INSURANCE—2.3%
345,620	Validus Holdings Ltd. (BM)	11,243

INTERNET & CATALOG RETAIL—0.5%
111,210	HomeAway Inc.*	2,553

INTERNET SOFTWARE & SERVICES—1.9%
116,052	CoStar Group Inc.*	9,578

IT SERVICES—2.0%
408,163	MoneyGram International Inc.*	6,351
346,260	WNS Holdings Ltd. ADR (IND)*[1]	3,345

		9,696

LIFE SCIENCES TOOLS & SERVICES—2.3%
471,339	ICON plc ADR (IE)*[1]	11,373

MACHINERY—6.2%
126,225	CLARCOR Inc.	6,103
275,009	Colfax Corp.*	7,959
52,866	Gardner Denver Inc.	3,012
249,260	Rexnord Corp.*	4,835
421,467	Titan International Inc.	8,712

		30,621

MARINE—0.6%
124,160	Matson Inc.	3,049

OIL, GAS & CONSUMABLE FUELS—2.9%
391,100	Matador Resources Co.*	4,095
380,220	Tesoro Corp.	10,513

		14,608

PAPER & FOREST PRODUCTS—1.0%
289,781	KapStone Paper and Packaging Corp.*	4,871

PHARMACEUTICALS—1.7%
427,824	Sagent Pharmaceuticals Inc.*	8,343

PROFESSIONAL SERVICES—3.8%
188,918	Corporate Executive Board Co.	8,715
302,208	Huron Consulting Group Inc.*	10,178

		18,893

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.3%
240,115	LaSalle Hotel Properties	6,305

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
124,860	Alexander & Baldwin Inc.*	4,001

ROAD & RAIL—3.9%
515,432	Avis Budget Group Inc.*	7,407
465,370	Heartland Express Inc.	6,469
672,809	Swift Transportation Corp.*	5,584

		19,460

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.0%
185,572	ATMI Inc.*	$3,522
164,150	Cirrus Logic Inc.*	6,036
632,130	Fairchild Semiconductor International Inc.*	8,761
74,410	Monolithic Power Systems Inc.*	1,442

		19,761

SOFTWARE—7.7%
620,286	Cadence Design Systems Inc.*	7,580
380,990	Fortinet Inc.*	9,148
306,822	Net 1 UEPS Technologies Inc. (S. AFR)*	2,534
388,650	QLIK Technologies Inc.*	7,773
122,333	SolarWinds Inc.*	6,531
49,232	Ultimate Software Group Inc.*	4,405

		37,971

SPECIALTY RETAIL—4.6%
260,950	Aeropostale Inc.*	5,146
363,979	Finish Line Inc.	7,600
218,549	Rent-A-Center Inc.	7,771
146,110	Tilly’s Inc.*	2,427

		22,944

TRADING COMPANIES & DISTRIBUTORS—4.1%
251,615	Beacon Roofing Supply Inc.*	6,670
95,745	Titan Machinery Inc.*	2,723
163,205	Watsco Inc.	11,088

		20,481

TOTAL COMMON STOCKS (Cost $415,586)		476,138

SHORT-TERM INVESTMENTS—3.6%
(Cost $17,808)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$17,808	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $18,165)	17,808

TOTAL INVESTMENTS—100.0% (Cost $433,394)		493,946

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(187)

TOTAL NET ASSETS—100.0%		$493,759

9

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $17,808 and holdings in the Food Products category valued at $92 are classified as Level 2. All other holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

CAN	Canada.

IE	Ireland.

IND	India.

NET	Netherlands.

S. AFR	South Africa.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.9%)

COMMON STOCKS—98.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.6%
72,000	General Dynamics Corp.	$4,568

BEVERAGES—3.3%
55,200	Diageo plc ADR (UK)[1]	5,901

CAPITAL MARKETS—1.5%
210,900	Charles Schwab Corp.	2,664

CHEMICALS—2.3%
143,200	Dow Chemical Co.	4,121

COMMERCIAL BANKS—10.5%
514,700	Banco Santander SA ADR (SP)[1]	3,068
118,800	First Republic Bank	3,864
48,200	M&T Bank Corp.	4,137
808,400	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	3,929
160,500	Suntrust Bank Inc.	3,796

		18,794

COMPUTERS & PERIPHERALS—3.3%
226,000	EMC Corp.*	$5,923

DIVERSIFIED FINANCIAL SERVICES—4.4%
483,800	Bank of America Corp.	3,551
117,900	JP Morgan Chase & Co.	4,244

		7,795

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
134,100	TE Connectivity Ltd. (SWS)	4,427

ENERGY EQUIPMENT & SERVICES—2.4%
128,500	Halliburton Co.	4,257

FOOD PRODUCTS—11.6%
64,600	Bunge Ltd. (BM)	4,249
81,100	Hershey Co.	5,818
95,900	HJ Heinz Co.	5,295
155,700	Unilever NV (NET)	5,395

		20,757

GAS UTILITIES—2.5%
220,500	Questar Corp.	4,487

HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
70,000	Baxter International Inc.	4,096
80,200	Covidien plc	4,481

		8,577

HOUSEHOLD DURABLES—3.2%
192,900	Lennar Corp.	5,635

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.4%
359,400	AES Corp.	4,334

INDUSTRIAL CONGLOMERATES—2.7%
231,500	General Electric Co.	4,804

INSURANCE—1.4%
127,600	Progressive Corp.	2,519

INTERNET SOFTWARE & SERVICES—3.3%
133,400	eBay Inc.*	5,910

IT SERVICES—2.7%
24,300	International Business Machines Corp.	4,762

MACHINERY—4.5%
55,900	Deere & Co.	4,294
62,900	SPX Corp.	3,820

		8,114

MEDIA—2.9%
130,200	Time Warner Inc.	5,093

MULTILINE RETAIL—1.5%
121,900	JC Penney Co. Inc.	2,744

OIL, GAS & CONSUMABLE FUELS—6.6%
63,400	Hess Corp.	2,990
119,100	Phillips 66	4,478
47,700	Pioneer Natural Resources Co.	4,228

		11,696

PHARMACEUTICALS—4.9%
88,300	Abbott Laboratories	5,855
83,000	Hospira Inc.*	2,884

		8,739

11

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.4%
156,800	Texas Instruments Inc.	$4,271

SOFTWARE—2.5%
150,800	Oracle Corp.	4,554

SPECIALTY RETAIL—3.2%
108,400	Home Depot Inc.	5,656

WIRELESS TELECOMMUNICATION SERVICES—2.2%
960,300	Vodafone Group plc (UK)	2,749
38,200	Vodafone Group plc ADR (UK)[1]	1,098

		3,847

TOTAL COMMON STOCKS (Cost $165,812)		174,949

SHORT-TERM INVESTMENTS—3.0%
(Cost $5,405)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$5,405	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Bonds (market value $5,514)	$5,405

TOTAL INVESTMENTS—101.1% (Cost $171,217)		180,354

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.1)%		(1,952)

TOTAL NET ASSETS—100.0%		$178,402

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $5,405 and holdings in the Wireless Telecommunication Services category valued at $2,749 are classified as Level 2. All other holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

JP	Japan.

NET	Netherlands.

SP	Spain.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.9%)

COMMON STOCKS—98.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.2%
2,700	Engility Holdings Inc.*	$39
6,700	Exelis Inc.	63
16,200	L-3 Communications Holdings Inc.	1,148
11,400	Northrop Grumman Corp.	755
18,200	Raytheon Co.	1,010

		3,015

AUTO COMPONENTS—2.4%
12,800	Autoliv Inc.	724
9,900	Lear Corp.	352
16,800	TRW Automotive Holdings Corp.*	660

		1,736

BEVERAGES—0.5%
13,300	Coca-Cola Enterprises Inc.	390

CAPITAL MARKETS—2.7%
27,200	Ameriprise Financial Inc.	1,407
13,400	State Street Corp.	541

		1,948

CHEMICALS—2.7%
5,500	Ashland Inc.	387
14,800	Eastman Chemical Co.	774
42,600	Huntsman Corp.	539
2,300	Stepan Co.	204

		1,904

COMMERCIAL BANKS—5.0%
29,700	Banco Latinoamericano de Comercio Exterior SA (PA)	603
56,700	Fifth Third Bancorp.	784
106,000	Huntington Bancshares Inc.	659
129,400	KeyCorp.	1,033
4,800	PNC Financial Services Group Inc.	284
36,000	Regions Financial Corp.	250

		3,613

COMMERCIAL SERVICES & SUPPLIES—0.5%
28,200	R.R. Donnelley & Sons Co.	342

COMMUNICATIONS EQUIPMENT—1.5%
6,900	Comtech Telecommunications Corp.	189
20,700	Harris Corp.	862

		1,051

COMPUTERS & PERIPHERALS—2.3%
16,100	Lexmark International Inc.	282
28,300	Seagate Technology plc (IE)	849
12,900	Western Digital Corp.*	513

		1,644

CONSTRUCTION & ENGINEERING—1.1%
16,500	Tutor Perini Corp.*	187
16,300	URS Corp.	572

		759

CONSUMER FINANCE—2.2%
7,900	Capital One Financial Corp.	446
23,600	Discover Financial Services	849
13,700	Nelnet Inc.	322

		1,617

CONTAINERS & PACKAGING—1.2%
53,300	Boise Inc.	394
12,500	Owens-Illinois Inc.*	231
4,600	Rock-Tenn Co.	268

		893

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRIC UTILITIES—4.7%
28,700	American Electric Power Co. Inc.	$1,212
16,800	Entergy Corp.	1,221
34,000	Portland General Electric Co.	926

		3,359

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
22,600	Ingram Micro Inc.*	339
20,500	TE Connectivity Ltd. (SWS)	677
11,900	Tech Data Corp.*	596
23,300	Vishay Intertechnology Inc.*	230

		1,842

ENERGY EQUIPMENT & SERVICES—0.8%
29,700	Nabors Industries Ltd.*	411
6,900	Superior Energy Services Inc.*	150

		561

FOOD & STAPLES RETAILING—2.2%
30,600	Kroger Co.	678
53,100	Safeway Inc.	826
41,600	SUPERVALU Inc.	103

		1,607

FOOD PRODUCTS—3.5%
21,400	Archer Daniels Midland Co.	558
4,000	Bunge Ltd. (BM)	263
20,000	Chiquita Brands International Inc.*	104
14,900	Fresh Del Monte Produce Inc.	365
3,500	Ingredion Inc.	182
35,900	Smithfield Foods Inc.*	664
24,900	Tyson Foods Inc.	374

		2,510

GAS UTILITIES—1.6%
21,400	Atmos Energy Corp.	767
12,700	UGI Corp.	389

		1,156

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
59,300	Boston Scientific Corp.*	307
9,000	Greatbatch Inc.*	205
13,900	Zimmer Holdings Inc.	819

		1,331

HEALTH CARE PROVIDERS & SERVICES—3.5%
22,400	Aetna Inc.	808
11,200	CIGNA Corp.	451
13,200	Coventry Health Care Inc.	440
6,100	Health Net Inc.*	134
28,200	Kindred Healthcare Inc.*	267
10,500	LifePoint Hospitals Inc.*	400

		2,500

HOTELS, RESTAURANTS & LEISURE—0.4%
7,300	Bob Evans Farms Inc.	281

HOUSEHOLD DURABLES—2.1%
15,500	American Greetings Corp.	206
11,700	Harman International Industries Inc.	472
12,300	Newell Rubbermaid Inc.	217
9,100	Whirlpool Corp.	615

		1,510

INSURANCE—10.6%
7,400	Aflac Inc.	324
4,900	Allied World Assurance Co. Holdings Ltd.	370
18,300	Allstate Corp.	628

INSURANCE—Continued
16,900	American Equity Investment Life Holding Co.	$197
16,600	American Financial Group Inc.	626
13,300	Aspen Insurance Holdings Ltd. (BM)	382
7,400	Chubb Corp.	538
7,500	Endurance Specialty Holdings Ltd. (BM)	260
5,700	Everest Re Group Ltd.	580
26,700	Hartford Financial Services Group Inc.	439
17,300	Horace Mann Educators Corp.	302
16,400	Lincoln National Corp.	329
7,100	PartnerRE Ltd. (BM)	514
13,400	Principal Financial Group	343
8,400	Protective Life Corp.	234
5,800	StanCorp Financial Group Inc.	173
24,000	Tower Group Inc.	447
17,100	Unum Group	323
17,400	Validus Holdings Ltd. (BM)	566

		7,575

IT SERVICES—1.7%
15,500	Computer Sciences Corp.	382
44,800	Convergys Corp.	660
16,400	SAIC Inc.	190

		1,232

MACHINERY—2.8%
15,100	AGCO Corp.*	662
22,300	Briggs & Stratton Corp.	389
7,600	Navistar International Corp.*	187
4,400	Parker Hannifin Corp.	353
12,600	Timken Co.	456

		2,047

MEDIA—1.8%
11,600	Dish Network Corp.	357
48,300	Gannett Inc.	681
48,300	Journal Communications Inc.*	268

		1,306

METALS & MINING—0.5%
9,200	Cliffs Natural Resources Inc.	376

MULTILINE RETAIL—3.3%
13,600	Dillard’s Inc.	887
16,800	Kohl’s Corp.	835
17,600	Macy’s Inc.	631

		2,353

MULTI-UTILITIES—1.2%
26,500	Public Service Enterprise Group Inc.	881

OFFICE ELECTRONICS—0.7%
71,500	Xerox Corp.	495

OIL, GAS & CONSUMABLE FUELS—7.5%
23,500	Hess Corp.	1,108
13,400	Marathon Oil Corp.	355
16,400	Marathon Petroleum Corp.	776
14,600	Murphy Oil Corp.	783
18,300	Tesoro Corp.	506
57,200	USEC Inc.*	55
44,500	Valero Energy plc	1,224
31,600	W&T Offshore Inc.	584

		5,391

PAPER & FOREST PRODUCTS—1.4%
6,700	Domtar Corp.	495
15,200	International Paper Co.	499

		994

14

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—1.3%
8,200	Endo Pharmaceuticals Holdings Inc.*	$244
14,200	Par Pharmaceutical Companies Inc.*	709

		953

REAL ESTATE INVESTMENT TRUSTS (REITs)—8.5%
75,100	Brandywine Realty Trust	892
50,300	CBL & Associates Properties Inc.	992
27,000	CommonWealth REIT	492
35,500	Hospitality Properties Trust	862
78,900	Lexington Realty Trust	705
56,700	MFA Financial Inc.	458
19,600	PennyMac Mortgage Investment Trust	413
61,200	Sunstone Hotel Investors Inc.*	613
58,200	Two Harbors Investment Corp.	668

		6,095

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
72,500	Amkor Technology Inc.*	386
49,200	Applied Materials Inc.	536
25,500	Fairchild Semiconductor International Inc.*	353
7,200	KLA-Tencor Corp.	367
48,900	Marvell Technology Group Ltd.	551

		2,193

SOFTWARE—1.7%
50,000	CA Inc.	1,203

SPECIALTY RETAIL—1.8%
27,900	GameStop Corp.	447
17,800	Gap Inc.	525
20,500	Radioshack Corp.	60
14,100	Stage Stores Inc.	267

		1,299

TEXTILES, APPAREL & LUXURY GOODS—0.2%
12,900	The Jones Group Inc.	$136

THRIFTS & MORTGAGE FINANCE—0.1%
12,100	Hudson City Bancorp Inc.	77

TOBACCO—0.3%
5,300	Universal Corp.	241

TOTAL COMMON STOCKS (Cost $72,927)		70,416

SHORT-TERM INVESTMENTS—1.8%
(Cost $1,293)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,293	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $1,324)	1,293

TOTAL INVESTMENTS—99.9% (Cost $74,220)		71,709

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		41

TOTAL NET ASSETS—100.0%		$71,750

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $1,293 are classified as Level 2. All other holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.6%)

COMMON STOCKS—95.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—6.6%
255,000	AAR Corp.	$3,624
632,300	Hexcel Corp.*	14,726
208,198	Moog Inc.*	7,576
130,500	Teledyne Technologies Inc.*	8,130

		34,056

CAPITAL MARKETS—5.1%
282,473	Eaton Vance Corp.	7,494
543,000	Jefferies Group Inc.	6,809
361,368	Raymond James Financial Inc.	12,149

		26,452

CHEMICALS—4.0%
178,200	Scotts Miracle-Gro Co.	7,110
271,400	Valspar Corp.	13,624

		20,734

COMMERCIAL BANKS—3.2%
398,409	Trustmark Corp.	$9,634
298,210	United Bankshares Inc.	6,948

		16,582

COMMUNICATIONS EQUIPMENT—2.2%
897,219	Arris Group Inc.*	11,386

CONSTRUCTION & ENGINEERING—1.3%
185,900	URS Corp.	6,520

CONSUMER FINANCE—1.7%
235,169	Cash America International Inc.	9,012

ELECTRICAL EQUIPMENT—4.5%
332,700	EnerSys*	11,361
211,200	Franklin Electric Co. Inc.	11,914

		23,275

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.3%
334,902	Checkpoint Systems Inc.*	2,576
454,436	FLIR Systems Inc.	9,293
222,767	Itron Inc.*	8,681
130,500	Littelfuse Inc.	7,000

		27,550

ENERGY EQUIPMENT & SERVICES—7.7%
321,106	Bristow Group Inc.	14,697
145,800	Core Laboratories NV	16,266
190,624	Lufkin Industries Inc.	8,778

		39,741

GAS UTILITIES—7.0%
328,400	Oneok Inc.	14,617
222,469	South Jersey Industries Inc.	11,760
238,437	WGL Holdings Inc.	9,645

		36,022

HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
233,045	Cantel Medical Corp.	6,087

HEALTH CARE PROVIDERS & SERVICES—7.4%
302,573	Amedisys Inc.*	3,688
238,400	Amerigroup Corp.*	21,427
279,862	Healthways Inc.*	3,137
153,492	Mednax Inc.*	10,151

		38,403

HOTELS, RESTAURANTS & LEISURE—2.5%
280,500	Life Time Fitness Inc.*	12,738

HOUSEHOLD DURABLES—3.7%
313,910	Helen of Troy Ltd.*	9,562
269,600	Meritage Homes Corp.*	9,463

		19,025

INSURANCE—5.4%
357,600	Protective Life Corp.	9,981
195,300	Reinsurance Group of America Inc.	10,872
204,900	State Auto Financial Corp.	2,657
215,088	United Fire Group Inc.	4,216

		27,726

INTERNET SOFTWARE & SERVICES—1.2%
356,289	Digital River Inc.*	6,338

IT SERVICES—2.0%
235,900	Global Payments Inc.	10,101

16

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

LIFE SCIENCES TOOLS & SERVICES—1.5%
161,700	Covance Inc.*	$7,590

MACHINERY—5.9%
11,800	ESCO Technologies Inc.	425
329,900	Harsco Corp.	7,010
190,300	Snap-on Inc.	12,899
274,400	Timken Co.	9,933

		30,267

METALS & MINING—1.9%
322,785	AMCOL International Corp.	9,910

OIL, GAS & CONSUMABLE FUELS—1.4%
381,394	Swift Energy Co.*	7,128

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.4%
412,386	First Potomac Realty Trust	4,780
762,180	Medical Properties Trust Inc.	7,507

		12,287

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
157,066	Cabot Microelectronics Corp.	4,618
799,470	Entegris Inc.*	6,435

		11,053

SPECIALTY RETAIL—2.0%
356,600	Aaron’s Inc.	10,459

TEXTILES, APPAREL & LUXURY GOODS—3.1%
200,500	PVH Corp.	15,926

THRIFTS & MORTGAGE FINANCE—1.0%
519,550	Astoria Financial Corp.	$4,894

WIRELESS TELECOMMUNICATION SERVICES—2.1%
183,300	SBA Communications Corp.*	10,826

TOTAL COMMON STOCKS (Cost $364,023)		492,088

SHORT-TERM INVESTMENTS—4.7%
(Cost $24,464)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$24,464	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Bonds (market value $9,481) and collateralized by U.S. Treasury Notes (market value $15,478)	24,464

TOTAL INVESTMENTS—100.1% (Cost $388,487)		516,552

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(587)

TOTAL NET ASSETS—100.0%		$515,965

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $24,464 are classified as Level 2. All other holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012 and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

17

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2012 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and members of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser that uses significant unobservable inputs, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security would be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, although the market quotation is independently received, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

The Funds have adopted Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which was established with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. Enhanced disclosures are required to detail any transfers between Level measurement categories and the reasons for such transfers. Additionally, enhanced disclosures are required to provide a description of the sensitivity of recurring Level 3 fair value measurements to changes in the unobservable inputs.

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund (except Harbor Small Cap Value Fund) used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncement

Balance Sheet

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Specifically, ASU 2011-11 will require enhanced disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of a fund’s financial statements to evaluate the effect or potential effect of netting arrangements on a fund’s financial position. ASU 2011-11 will become effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2012 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$12,736,658	$3,443,904	$(227,635)	$3,216,269
Harbor Mid Cap Growth Fund	563,861	87,973	(21,768)	66,205
Harbor Small Cap Growth Fund	433,394	71,010	(10,458)	60,552
VALUE FUNDS
Harbor Large Cap Value Fund	$171,217	$12,249	$(3,112)	$9,137
Harbor Mid Cap Value Fund	74,220	8,217	(10,728)	(2,511)
Harbor Small Cap Value Fund	388,487	162,279	(34,214)	128,065

21

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.DE.0712

Quarterly Schedule of Portfolio Holdings

July 31, 2012

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

International Equity

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Global Equity

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 5.4%)

COMMON STOCKS—92.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.5%
37,419,009	Rolls-Royce Holdings plc (UK)*	$497,400

AUTOMOBILES—3.4%
10,508,368	Daimler AG (GER)	523,583
16,296,200	Toyota Motor Corp. (JP)	623,115

		1,146,698

BEVERAGES—6.8%
10,526,351	Anheuser-Busch InBev NV (BEL)	832,877
30,944,515	Diageo plc (UK)	827,139
5,884,013	Pernod-Ricard SA (FR)	632,328

		2,292,344

BUILDING PRODUCTS—0.6%
6,617,178	Compagnie de Saint-Gobain (FR)	199,263

CAPITAL MARKETS—1.1%
34,401,830	UBS AG (SWS)*	361,908

CHEMICALS—4.7%
4,801,614	Linde AG (GER)	714,145
7,282,654	Potash Corp. of Saskatchewan Inc. (CAN)	322,057
1,664,500	Syngenta AG (SWS)	567,565

		1,603,767

COMMERCIAL BANKS—5.9%
33,951,537	DBS Group Holdings Ltd. (SGP)	400,541
11,092,939	Erste Group Bank AG (AUT)*	200,431
28,520,005	Itau Unibanco Holding SA ADR (BR)[1]	450,901
22,629,383	Standard Chartered plc (UK)	518,035
26,168,891	United Overseas Bank Ltd. (SGP)	419,211

		1,989,119

CONSTRUCTION MATERIALS—2.6%
24,762,889	CRH plc (IE)	$449,424
7,265,887	Holcim Ltd. (SWS)*	427,585

		877,009

DIVERSIFIED FINANCIAL SERVICES—1.3%
20,602,145	Investor AB (SW)	428,865

ELECTRICAL EQUIPMENT—3.1%
25,109,683	ABB Ltd. (SWS)*	436,568
83,420	Legrand SA (FR)	2,681
10,805,527	Schneider Electric SA (FR)	609,243

		1,048,492

FOOD PRODUCTS—3.9%
9,934,912	Danone SA (FR)	603,877
11,790,409	Nestle SA (SWS)	724,358

		1,328,235

HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
4,201,430	Cie Generale d’Optique Essilor International SA (FR)	365,705

HOTELS, RESTAURANTS & LEISURE—2.2%
11,028,426	Accor SA (FR)	365,981
130,380,700	Genting Bhd (MAL)	393,579

		759,560

INDUSTRIAL CONGLOMERATES—1.2%
125,299,947	Sime Darby Berhad (MAL)	392,691

INSURANCE—3.0%
5,739,619	Allianz SE (GER)	569,418
37,438,471	AXA SA (FR)	454,866

		1,024,284

MACHINERY—9.5%
38,234,795	Atlas Copco AB (SW)	856,164
4,548,400	Fanuc Corp. (JP)	702,220
12,776,500	Komatsu Ltd. (JP)	283,437
36,065,502	Sandvik AB (SW)	500,074
2,948,500	SMC Corp. (JP)	495,323
30,743,752	Volvo AB (SW)	378,286

		3,215,504

MEDIA—1.0%
8,446,271	JC Decaux SA (FR)	170,530
8,978,000	Pearson plc (UK)	168,084

		338,614

METALS & MINING—6.2%
8,718,630	Anglo American plc (UK)	258,373
8,698,308	Anglo American plc ADR (UK)[1]	128,126
18,688,842	BHP Billiton plc (UK)	544,946
11,553,221	Freeport-McMoRan Copper & Gold Inc. (US)	388,997
6,640,115	Rio Tinto plc (UK)	305,790
35,520,174	Xstrata plc (UK)	469,392

		2,095,624

OFFICE ELECTRONICS—1.3%
13,331,200	Canon Inc. (JP)	445,171

OIL, GAS & CONSUMABLE FUELS—4.5%
26,123,223	BG Group plc (UK)	514,243
350,420,000	PetroChina Co. Ltd. (CHN)	437,544
11,290,239	Royal Dutch Shell plc (NET)	384,545
2,550,944	Royal Dutch Shell plc ADR (NET)[1]	173,974

		1,510,306

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PERSONAL PRODUCTS—1.6%
4,446,174	L’Oreal SA (FR)	$533,100

PHARMACEUTICALS—7.5%
10,188,951	Novartis AG (SWS)	598,285
7,759,736	Novo Nordisk AS (DEN)	1,196,455
4,260,742	Roche Holding AG (SWS)	754,474

		2,549,214

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.7%
2,933,002	Unibail-Rodamco SE (FR)	562,390

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
33,285,000	Cheung Kong Holdings Ltd. (HK)	435,059
47,823,000	Hang Lung Properties Ltd. (HK)	168,965

		604,024

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
36,546,833	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	510,559

SOFTWARE—2.1%
11,235,667	SAP AG (GER)	713,048

TEXTILES, APPAREL & LUXURY GOODS—1.5%
9,166,906	Compagnie Financiere Richemont SA (SWS)	518,673
10,835,055	Nova America SA (BR)*	—	[x]

		518,673

TOBACCO—7.5%
20,095,018	British American Tobacco plc (UK)	1,067,337
17,409,444	Imperial Tobacco Group plc (UK)	675,569
24,927,000	Japan Tobacco Inc. (JP)	783,071

		2,525,977

WIRELESS TELECOMMUNICATION SERVICES—1.9%
53,719,500	China Mobile Ltd. (CHN)	627,543

TOTAL COMMON STOCKS (Cost $24,042,267)		31,065,087

PREFERRED STOCKS—2.6%
COMMERCIAL BANKS—1.6%
34,067,561	Banco Bradesco SA (BR)	525,344

OIL, GAS & CONSUMABLE FUELS—1.0%
36,745,700	Petroleo Brasileiro SA (BR)	$349,669

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[x]

TOTAL PREFERRED STOCKS (Cost $149,186)		875,013

SHORT-TERM INVESTMENTS—5.3%
Principal Amount (000s)
COMMERCIAL PAPERS
	American Express Credit Corp.
$263,274	0.070%–08/01/2012-08/17/2012	263,274

	Exxon Mobil Corp.
200,000	0.060%–08/07/2012-08/16/2012	200,000
50,000	0.070%–08/06/2012	50,000

		250,000

	General Electric Co.
86,802	0.110%–08/08/2012-08/09/2012	86,802
73,154	0.130%–08/16/2012-08/17/2012	73,154
191,838	0.140%–08/06/2012-08/15/2012	191,838
160,023	0.150%–08/02/2012-08/14/2012	160,023
79,531	0.160%–08/02/2012-08/07/2012	79,531

		591,348

	Toyota Motor Credit Corp.
117,455	0.060%–08/08/2012-08/13/2012	117,455
551,324	0.080%–08/01/2012-08/16/2012	551,324

		668,779

TOTAL SHORT-TERM INVESTMENTS (Cost $1,773,401)		1,773,401

TOTAL INVESTMENTS—99.9% (Cost $25,964,854)		33,713,501

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		41,839

TOTAL NET ASSETS—100.0%		$33,755,340

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$302,100	$22,483,003	$—	$22,785,103
Latin America	450,901	—	—	450,901
North America	711,054	—	—	711,054
Pacific Basin	510,559	6,607,470	—	7,118,029
Preferred Stocks
Latin America	875,013	—	—	875,013
Short-Term Investments
Commercial Papers	—	1,773,401	—	1,773,401

Total Investments in Securities	$2,849,627	$30,863,874	$—	$33,713,501

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2012.

Valuation Description	Balance Beginning at 11/01/2011 (000s)		Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2012[w] (000s)
Common Stocks	$—	[a]	$—	$—	$—	$—	$—	$—	$—	$—	[a]
Preferred Stocks	3,891		—	—	—	—	(203)	—	(3,688)	—	[a]

	$3,891		$—	$—	$—	$—	$(203)	$—	$(3,688)	$—	[a]

There were no significant transfers between Level 1 and Level 2 during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2012 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Preferred Stock
Nova America SA	$—	Harbor Funds Valuation	Trade Price	$0.000024
Common Stock
Nova America SA	—	Harbor Funds Valuation	Trade Price	0.000024

	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Rounds to less than $1,000.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2012
Common Stocks	$—	[a]
Preferred Stocks	—	[a]

	$—	[a]

x	Fair valued in accordance with Harbor Funds Valuation Procedures using last traded price, which is a Level 3 input.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.2%)

COMMON STOCKS—97.8%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.4%
928,616	Rolls-Royce Holdings plc (UK)*	$12,344

AUTOMOBILES—4.4%
231,881	Bayerische Motoren Werke AG (GER)	17,258
641,055	Honda Motor Co. Ltd. (JP)	20,379

		37,637

BEVERAGES—4.8%
288,629	Anheuser-Busch InBev NV (BEL)	22,837
165,659	Pernod-Ricard SA (FR)	17,803

		40,640

CAPITAL MARKETS—1.5%
347,658	Julius Baer Group Ltd. (SWS)*	12,418

CHEMICALS—2.5%
470,597	LyondellBasell Industries NV (US)	20,956

COMMERCIAL BANKS—2.4%
908,507	Standard Chartered plc (UK)	20,798

DIVERSIFIED TELECOMMUNICATION—1.3%
375,147	Ziggo NV (NET)*	10,843

DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
12,686,000	China Unicom Hong Kong Ltd. (HK)	18,561

ELECTRICAL EQUIPMENT—2.1%
159,280	Schneider Electric SA (FR)	$8,980
309,957	Sensata Technologies Holding NV (US)*	8,899

		17,879

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
412,700	Hoya Corp. (JP)	9,154

FOOD & STAPLES RETAILING—1.0%
3,064,200	Wal-Mart de Mexico SAB de CV (MEX)	8,643

FOOD PRODUCTS—4.2%
190,863	Danone SA (FR)	11,601
389,951	Nestle SA (SWS)	23,957

		35,558

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
183,680	Elekta AB (SW)	8,527

HOTELS, RESTAURANTS & LEISURE—5.1%
537,843	Intercontinental Hotels Group plc (UK)	13,288
523,630	Whitbread plc (UK)	17,493
129,078	Wynn Resorts Ltd. (US)	12,101

		42,882

INSURANCE—1.9%
4,617,600	AIA Group Ltd. (HK)	16,133

INTERNET & CATALOG RETAIL—2.0%
1,668,700	Rakuten Inc. (JP)	16,602

INTERNET SOFTWARE & SERVICES—5.7%
205,914	Baidu Inc. ADR (CHN)*[1]	24,817
178,721	MercadoLibre Inc. (AR)	11,940
592,577	Yandex NV (NET)*	11,395

		48,152

IT SERVICES—2.1%
291,452	Accenture plc (IE)	17,575

MACHINERY—2.0%
109,500	Fanuc Corp. (JP)	16,906

MEDIA—5.2%
1,871,202	British Sky Broadcasting Group plc (UK)	20,872
247,192	Imax Corp. (US)*	5,478
285,343	Kabel Deutschland Holding AG (GER)	17,855

		44,205

MULTILINE RETAIL—1.5%
251,867	Next plc (UK)	12,682

OFFICE ELECTRONICS—1.7%
436,500	Canon Inc. (JP)	14,576

OIL, GAS & CONSUMABLE FUELS—3.2%
4,214,300	CNOOC Ltd. (HK)	8,443
197,797	Pacific Rubiales Energy Corp. (CAN)	4,475
722,677	Tullow Oil plc (UK)	14,546

		27,464

PHARMACEUTICALS—9.7%
127,786	Novo Nordisk AS (DEN)	19,703
153,837	Perrigo Co. (US)	17,541
133,293	Roche Holding AG (SWS)	23,603
728,072	Shire plc (UK)	21,001

		81,848

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
52,537	Unibail-Rodamco SE (FR)	10,074

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

REAL ESTATE MANAGEMENT & DEVELOPMENT—4.5%
1,110,400	BR Malls Participacoes SA (BR)	$12,961
4,426,000	Hang Lung Properties Ltd. (HK)	15,638
402,000	Sumitomo Realty & Development Co. Ltd. (JP)	10,003

		38,602

ROAD & RAIL—2.0%
196,157	Canadian National Railway Co. (CAN)	17,278

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.3%
1,709,907	ARM Holdings plc (UK)	14,792
307,758	ASML Holding NV (NET)	17,775
24,374	Samsung Electronics Co. Ltd. (S. KOR)	28,018
1,324,452	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	18,503

		79,088

SOFTWARE—2.3%
401,462	Check Point Software Technologies Ltd. (IL)*	19,499

SPECIALTY RETAIL—1.6%
128,466	Inditex SA (SP)	13,222

TEXTILES, APPAREL & LUXURY GOODS—3.3%
207,444	Adidas AG (GER)	15,559
32,363	Swatch Group AG (SWS)	12,830

		28,389

TRADING COMPANIES & DISTRIBUTORS—1.1%
1,349,000	Marubeni Corp. (JP)	$8,998

WIRELESS TELECOMMUNICATION SERVICES—2.5%
234,772	Millicom International Cellular SA SDR (LUX)[2]	21,223

TOTAL COMMON STOCKS (Cost $766,059)		829,356

SHORT-TERM INVESTMENTS—2.1%
(Cost $17,467)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$17,467	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S Treasury Notes (market value $17,820)	17,467

TOTAL INVESTMENTS—99.9% (Cost $783,526)		846,823

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		553

TOTAL NET ASSETS—100.0%		$847,376

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$28,970	$433,884	$—	$462,854
Latin America	33,544	—	—	33,544
Middle East/Central Asia	19,499	—	—	19,499
North America	86,728	—	—	86,728
Pacific Basin	43,320	183,411	—	226,731
Short-Term Investments
Repurchase Agreements	—	17,467	—	17,467

Total Investments in Securities	$212,061	$634,762	$—	$846,823

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2012.

Valuation Description	Balance Beginning at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2012 (000s)
Preferred Stocks	$229	$—	$(223)	$—	$(3)	$(3)	$—	$—	$—

There were no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities. SDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash, short-term investments and forward positions of 3.5%)

COMMON STOCKS—96.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.9%
2,000	Boeing Co. (US)	$148

AUTOMOBILES—4.6%
5,900	Honda Motor Co. Ltd. (JP)	188
4,500	Toyota Motor Credit Corp. (JP)	172

		360

CHEMICALS—7.8%
2,600	Air Products & Chemicals Inc. (US)	209
4,901	Akzo Nobel NV (NET)	264
2,700	Shin-Etsu Chemical Co. Ltd. (JP)	138

		611

COMMERCIAL BANKS—4.2%
65,386	Barclays plc (UK)	170
4,600	Wells Fargo & Co. (US)	156

		326

CONSTRUCTION & ENGINEERING—5.7%
44,634	Balfour Beatty plc (UK)	202
8,000	JGC Corp. (JP)	245

		447

DIVERSIFIED CONSUMER SERVICES—2.7%
4,900	Apollo Group Inc. Cl. A (US)*	133
3,900	DeVry Inc. (US)	77

		210

DIVERSIFIED FINANCIAL SERVICES—2.5%
8,600	NASDAQ Omx Group Inc. (US)	195

ELECTRICAL EQUIPMENT—5.0%
9,100	Babcock & Wilcox Co. (US)*	229
4,911	Legrand SA (FR)	157

		386

ENERGY EQUIPMENT & SERVICES—2.4%
407	Technip SA (FR)	43
3,479	Tecnicas Reunidas SA (SP)	146

		189

FOOD & STAPLES RETAILING—2.7%
42,861	Tesco plc (UK)	213

COMMON STOCKS—Continued

Shares		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
1,200	C.R. Bard Inc. (US)	$117

HEALTH CARE PROVIDERS & SERVICES—4.6%
5,500	Molina Healthcare Inc. (US)*	134
4,300	UnitedHealth Group Inc. (US)	220

		354

HOUSEHOLD DURABLES—1.8%
2,100	Whirlpool Corp. (US)	142

INDUSTRIAL CONGLOMERATES—2.0%
1,864	Siemens AG (GER)	158

INSURANCE—1.7%
10,909	AXA SA (FR)	132

IT SERVICES—5.2%
5,900	Total System Services Inc. (US)	140
15,400	Western Union Co. (US)	268

		408

MACHINERY—1.8%
36,000	SembCorp Marine Ltd. (SGP)	140

MEDIA—4.2%
18,477	Reed Elsevier NV (NET)	217
2,300	Walt Disney Co. (US)	113

		330

METALS & MINING—1.8%
2,957	Rio Tinto plc (UK)	136

OIL, GAS & CONSUMABLE FUELS—6.5%
2,300	Anadarko Petroleum Corp. (US)	160
66,000	CNOOC Ltd. (HK)	132
407	Royal Dutch Shell plc (UK)	14
4,320	Total SA (FR)	199

		505

PHARMACEUTICALS—9.0%
3,400	Johnson & Johnson (US)	235
3,455	Novartis AG (SWS)	203
673	Roche Holding AG (SWS)	119
1,751	Sanofi (FR)	143

		700

PROFESSIONAL SERVICES—1.8%
24,400	Michael Page International plc (UK)	140

SOFTWARE—5.7%
7,600	Microsoft Corp. (US)	224
7,200	Oracle Corp. (US)	217

		441

TEXTILES, APPAREL & LUXURY GOODS—3.0%
78,000	Yue Yuen Industrial Holdings Ltd. (HK)	235

TOBACCO—3.5%
3,100	Altria Group Inc. (US)	111
2,171	KT&G Corp. (S. KOR)	160

		271

TRANSPORTATION INFRASTRUCTURE—0.9%
23,206	China Merchants Holdings International Co. Ltd. (HK)	72

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—2.0%
23	KDDI Corp. (JP)	$158

TOTAL COMMON STOCKS (Cost $7,311)		7,524

SHORT-TERM INVESTMENTS—3.9%
(Cost $302)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$302	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $312)	302

TOTAL INVESTMENTS—100.4% (Cost $7,613)		7,826

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(32)

TOTAL NET ASSETS—100.0%		$7,794

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	State Street Bank & Trust Company	$71	$71	11/02/2012	$—

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$—	$2,656	$—	$2,656
North America	3,228	—	—	3,228
Pacific Basin	—	1,640	—	1,640
Short-Term Investments
Repurchase Agreements	—	302	—	302

Total Investments in Securities	$3,228	$4,598	$—	$7,826

Liability Category
Investments in Other Financial Instruments
Forward Currency Contracts	$—	$—	$—	$—

Total Investments in Other Financial Instruments	$—	$—	$—	$—

Total Investments	$3,228	$4,598	$—	$7,826

There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 11.4%)

COMMON STOCKS—88.6%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.2%
2,543	Precision Castparts Corp. (US)	$396

AUTOMOBILES—0.6%
3,844	Tesla Motors Inc. (US)*	105

BEVERAGES—4.9%
11,365	Anheuser-Busch InBev NV (BEL)	899

BIOTECHNOLOGY—3.0%
3,823	Biogen Idec Inc. (US)*	557

COMMERCIAL BANKS—2.8%
15,379	Wells Fargo & Co. (US)	520

COMPUTERS & PERIPHERALS—7.6%
2,295	Apple Inc. (US)*	1,402

DIVERSIFIED FINANCIAL SERVICES—1.1%
7,393	Citigroup Inc. (US)	201

ELECTRICAL EQUIPMENT—1.9%
12,038	Sensata Technologies Holding NV (US)*	346

ENERGY EQUIPMENT & SERVICES—3.0%
6,159	Halliburton Co. (US)	204
4,942	Schlumberger Ltd. (US)	352

		556

FOOD & STAPLES RETAILING—1.9%
11,635	Jeronimo Martins SGPS SA (PT)	182
2,164	Pricesmart Inc. (US)	156

		338

FOOD PRODUCTS—8.3%
8,784	Danone SA (FR)	534
6,581	Mead Johnson Nutrition Co. (US)	480
8,261	Nestle SA (SWS)	508

		1,522

HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
1,274	Intuitive Surgical Inc. (US)*	613

HOTELS, RESTAURANTS & LEISURE—6.8%
493	Chipotle Mexican Grill Inc. (US)*	$144
10,832	Starbucks Corp. (US)	491
2,416	Starwood Hotels & Resorts Worldwide Inc. (US)	131
227,117	Wynn Macau Ltd. (HK)	481

		1,247

INTERNET & CATALOG RETAIL—1.7%
476	Priceline.com Inc. (US)*	315

INTERNET SOFTWARE & SERVICES—3.0%
2,319	Baidu Inc. ADR (CHN)*[1]	279
4,174	MercadoLibre Inc. (AR)	279

		558

IT SERVICES—3.5%
10,667	Accenture plc (IE)	643

MEDIA—2.0%
5,922	Kabel Deutschland Holding AG (GER)	371

OIL, GAS & CONSUMABLE FUELS—5.1%
4,507	Occidental Petroleum Corp. (US)	392
16,199	Royal Dutch Shell plc (NET)	552

		944

PHARMACEUTICALS—6.0%
2,505	Perrigo Co. (US)	285
4,647	Roche Holding AG (SWS)	823

		1,108

REAL ESTATE MANAGEMENT & DEVELOPMENT—4.6%
46,000	BR Malls Participacoes SA (BR)	537
86,000	Hang Lung Properties Ltd. (HK)	304

		841

SPECIALTY RETAIL—8.6%
9,769	Home Depot Inc. (US)	510
4,960	Inditex SA (SP)	511
12,408	TJX Cos. Inc. (US)	549

		1,570

TEXTILES, APPAREL & LUXURY GOODS—4.7%
5,683	Lululemon Athletica Inc. (US)*	321
5,743	Nike Inc. (US)	536

		857

TRADING COMPANIES & DISTRIBUTORS—2.0%
1,805	W.W. Grainger Inc. (US)	370

TOTAL COMMON STOCKS (Cost $14,189)		16,279

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—14.7%
(Cost $2,709)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$2,709	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $2,764)	$2,709

TOTAL INVESTMENTS—103.3% (Cost $16,898)		18,988

CASH AND OTHER ASSETS, LESS LIABILITIES—(3.3)%		(615)

TOTAL NET ASSETS—100.0%		$18,373

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$643	$4,380	$—	$5,023
Latin America	816	—	—	816
North America	9,376	—	—	9,376
Pacific Basin	279	785	—	1,064
Short-Term Investments
Repurchase Agreements	—	2,709	—	2,709

Total Investments in Securities	$11,114	$7,874	$—	$18,988

There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2012 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts and options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and members of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser that uses significant unobservable inputs, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security would be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, although the market quotation is independently received, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES —Continued

The Funds have adopted Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which was established with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. Enhanced disclosures are required to detail any transfers between Level measurement categories and the reasons for such transfers. Additionally, enhanced disclosures are required to provide a description of the sensitivity of recurring Level 3 fair value measurements to changes in the unobservable inputs.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund (except Harbor International Fund) entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor International Fund used foreign forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor International Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncement

Balance Sheet

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Specifically, ASU 2011-11 will require enhanced disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of a fund’s financial statements to evaluate the effect or potential effect of netting arrangements on a fund’s financial position. ASU 2011-11 will become effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

14

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2012 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$25,964,854	$9,329,594	$(1,580,947)	$7,748,647
Harbor International Growth Fund*	783,526	82,809	(19,512)	63,297
GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	$7,613	$440	$(227)	$213
Harbor Global Growth Fund*	16,898	2,277	(187)	2,090

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

15

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.IG.0712

Quarterly Schedule of Portfolio Holdings

July 31, 2012

Strategic Markets Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX	—

Harbor Unconstrained Bond Fund	HAUBX	HRUBX	—

Harbor Flexible Capital Fund	HAFLX	HRFLX	HIFLX

Harbor Commodity Real Return Strategy Fund (Consolidated)

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -1.9%)

ASSET-BACKED SECURITIES—4.7%
Principal Amount (000s)		Value (000s)

$179	American Money Management Corp. Series 2005-5A Cl. A1A 0.703%—08/08/2017[1,2]	$174
404	Ares CLO Funds[7] Series 2006-6RA Cl. A1B 0.695%—03/12/2018[1,2]	397
383	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.446%—10/25/2035[1]	373
554	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036	568
2,600	Citibank Omni Master Trust Series 2009-A14A Cl. A14 2.999%—08/15/2018[1,2]	2,726
1,700	Commercial Industrial Finance Corp. Series 2007-1A Cl. A1L 0.726%—05/10/2021[1,2]	1,625
600	Series 2006-2A Cl. A1L 0.727%—03/01/2021[1,2]	577
778	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 5.394%—04/25/2036[3]	724
2,001	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11 Cl. A2D 0.586%—11/25/2035[1]	1,815
1,043	Series 2005-FF8 Cl. A2D 0.626%—09/25/2035[1]	1,025

		2,840

14	Gulf Stream Compass CLO Ltd.[7] Series 2004-1A Cl. A 0.815%—07/15/2016[1,2]	14
€147	Harvest CLO SA7 Series IX Cl. A1 1.587%—03/29/2017[1]	179
$1,200	Hillmark Funding Series 2006-1A Cl. A1 0.717%—05/21/2021[1,2]	1,136
285	Katonah Ltd. Series 6A Cl. A1A 0.788%—09/20/2016[1,2]	282
€465	Magi Funding plc Series I-A Cl. A 1.314%—04/11/2021[1,2]	547
1,289	SLM Student Loan Trust Series 2003-2 Cl. A5 0.922%—12/15/2023[1]	1,472
€604	Series 2002-7X Cl. A5 0.932%—09/15/2021[1]	$727

		2,199

$555	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	637
1,200	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.685%—04/17/2021[1,2]	1,136
600	Venture CDO Ltd. Series 2006-7A Cl. A1A 0.685%—01/20/2022[1,2]	566

TOTAL ASSET-BACKED SECURITIES (Cost $16,754)		16,700

BANK LOAN OBLIGATIONS—0.4%
(Cost $1,394)
1,400	Springleaf Financial Funding Co. Term Loan 5.500%—05/10/2017[3]	1,342

COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
1,958	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN 1.999%—11/15/2015[1,2]	1,871
42	Banc of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/2033	44
1,970	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.946%—09/25/2034[1]	1,760
€405	Granite Mortgages plc Series 2004-2 Cl. 2A1 0.939%—06/20/2044[1]	483
$202	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.467%—05/19/2035[1]	136
352	MLCC Mortgage Investors Inc. Series 2006-1 Cl. 1A 2.369%—02/25/2036[1]	274
218	Thornburg Mortgage Securities Trust Series 2006-4 A2B 5.736%—07/25/2036[1]	217
800	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 2.713%—10/20/2035[1]	621
524	Washington Mutual Mortgage Pass Through Certificates Series 2006-AR1 Cl. 2A1A 1.217%—01/25/2046[1]	473

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,830)		5,879

CORPORATE BONDS & NOTES—6.3%
600	Ally Financial Inc. 3.667%—02/11/2014[1]	609
300	3.868%—06/20/2014[1]	303

		912

1

Harbor Commodity Real Return Strategy Fund (Consolidated)

PORTFOLIO OF INVESTMENTS—(Continued)

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
	$800	Banco Santander Brazil SA MTN[4] 2.568%—03/18/2014[1,2]	$772
	2,100	BPCE SA 2.189%—02/07/2014[1,2]	2,096
	900	Centex Corp. 5.700%—05/15/2014	941
	500	CMS Energy Corp. 4.250%—09/30/2015	526
	2,900	Dexia Credit Local New York 0.867%—03/05/2013[1,2]	2,824
	1,600	Ford Motor Credit Co. LLC 7.500%—08/01/2012	1,600
	€900	Goldman Sachs Group Inc. 0.675%—02/04/2013[1]	1,104
	$500	HCA Inc. 7.250%—09/15/2020	561
	1,500	ICICI Bank Ltd. MTN[4] 2.217%—02/24/2014[1,2]	1,457
	2,200	Intesa Sanpaolo SpA 2.867%—02/24/2014[1,2]	2,073
	650	Pride International Inc. 6.875%—08/15/2020	817
	300	Royal Bank of Scotland plc 2.887%—08/23/2013[1]	303
	300	SLM Corp. 2.556%—11/01/2016[3,5]	267
	151	SLM Corp. MTN[4] 3.324%—04/01/2014[3,5]	150
	700	4.303%—03/17/2014[3,5]	699
	200	4.553%—06/15/2013[3,5]	199

			1,048

	200	Turkiye Garanti Bankasi AS 2.955%—04/20/2016[1,2]	192
	1,600	Volkswagen International Finance NV 0.911%—10/01/2012[1,2]	1,600
	500	1.625%—08/12/2013[2]	505

			2,105

	2,600	Wesfarmers Ltd. 2.983%—05/18/2016[2]	2,689

	TOTAL CORPORATE BONDS & NOTES (Cost $22,183)		22,287

FOREIGN GOVERNMENT OBLIGATIONS—4.4%
AUD$	100	Australia Government Bond 3.000%—09/20/2025[5]	147
	2,600	4.000%—08/20/2020[5]	5,306

			5,453

CAD$	106	Canadian Government Bond 1.500%—12/01/2044[5]	141
	1,470	4.250%—12/01/2021[5]	2,091

			2,232

	€1,600	Instituto de Credito Oficial MTN[4] 2.405%—03/25/2014[1]	1,858
MEX$	9,202	Mexican Udibonos 2.500%—12/10/2020[5]	767
AUD$	800	New South Wales Treasury Corp. 2.500%—11/20/2035[5]	1,014
	1,900	2.750%—11/20/2025[5]	2,572

			3,586

	$100	Petroleos de Venezuela SA 5.000%—10/28/2015	80
ZAR$	1,112	South Africa Government Bond—CPI Linked[5] 2.750%—01/31/2022	149
	£227	U.K. Gilt Inflation Linked[5] 0.500%—03/22/2050	$406
	628	0.625%—11/22/2042	1,154

			1,560

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,639)		15,685

MORTGAGE PASS-THROUGH—0.3%
	(Cost $843)
	$864	Federal National Mortgage Association 4.000%—02/01/2041	928

PURCHASED OPTIONS—0.0%
No. of Contracts
	12	Commodity Option on Brent Futures $122.000—05/13/2013	39
	5	$125.000—05/13/2013	13

			52

	18	Commodity Option on Crude Oil Futures $130.000—11/15/2013	25
	27	$150.000—11/17/2015	48

			73

	200	Commodity Option on London Gold Market Fixing Ltd. Index 1,565.000[j]—08/06/2012	1
	100	1,650.000[j]—08/08/2012	4

			5

	1,800,000	Interest Rate Swap Option 30 year 3.875%—04/14/2014	35

	TOTAL PURCHASED OPTIONS (Cost $475)		165

STRADDLE OPTIONS—0.0%
	1,700,000	Forward Volatility Swaption 3 month vs 30 year 0.000%[k]—09/19/2012-12/10/2012	135	[x]
	400,000	0.000%[k]—12/10/2012	31

	TOTAL STRADDLE OPTIONS (Cost $181)		166

U.S. GOVERNMENT AGENCIES—1.0%
Principal Amount (000s)

	(Cost $3,429)
	$3,400	Federal National Mortgage Association 2.700%—03/28/2022	3,427

U.S. GOVERNMENT OBLIGATIONS—83.1%
	53,680	U.S. Treasury Inflation Indexed Bonds[5] 0.125%—04/15/2016-07/15/2022	56,977
	13,044	0.500%—04/15/2015	13,657
	48,412	0.625%—07/15/2021[6]	54,849
	13,553	1.125%—01/15/2021	15,844
	2,063	1.250%—04/15/2014	2,143
	36,599	1.250%—07/15/2020[6]	43,158

2

Harbor Commodity Real Return Strategy Fund (Consolidated)

PORTFOLIO OF INVESTMENTS—(Continued)

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
$5,639	1.375%—07/15/2018-01/15/2020	$6,605
6,298	1.625%—01/15/2015-01/15/2018	6,759
1,865	1.750%—01/15/2028	2,416
23,146	1.875%—07/15/2013	23,793
11,087	1.875%—07/15/2019[6]	13,446
28,140	2.000%—01/15/2014-07/15/2014	29,681
5,673	2.125%—01/15/2019[6]	6,878
2,798	2.375%—01/15/2017-01/15/2025	3,597
3,438	2.625%—07/15/2017	4,123

		283,926

10,000	U.S. Treasury Notes 0.500%—10/15/2013[6]	10,037

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $288,067)		293,963

SHORT-TERM INVESTMENTS—27.9%
CERTIFICATES OF DEPOSIT—0.3%
1,000	Banco Bradesco SA 1.955%—01/24/2013[2]	1,000

REPURCHASE AGREEMENTS—0.3%
900	Repurchase Agreement with Credit Suisse First Boston dated July 31, 2012 due August 01, 2012 at 0.130% collateralized by U.S. Treasury Notes (market value $921)	900
$445	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by Federal National Mortgage Association (market value $456)	$445

		1,345

U.S. GOVERNMENT OBLIGATIONS—27.2%
1,769	U.S. Treasury Bills 0.107%—01/10/2013[6]	1,768
28,600	0.125%—01/24/2013	28,583
200	0.140%—02/07/2013	200
15,200	0.161%—05/02/2013	15,181
3,300	0.168%—04/04/2013-07/25/2013	3,296
14,650	0.169%—05/30/2013[6]	14,629
32,900	0.175%—06/27/2013	32,847

		96,504

TOTAL SHORT-TERM INVESTMENTS (Cost $98,849)		98,849

TOTAL INVESTMENTS—129.8% (Cost $452,644)		459,391

CASH AND OTHER ASSETS, LESS LIABILITIES—(29.8)%		(105,563)

TOTAL NET ASSETS—100.0%		$353,828

FUTURES CONTRACTS OPEN AT JULY 31, 2012

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Wheat Futures (Buy)	109	€5	11/12/2012	$7
Brent Crude Oil Futures (Buy)	14	$14	09/13/2012	119
Brent Crude Oil Futures (Buy)	17	17	11/15/2012	(20)
Brent Crude Oil Futures (Sell)	7	7	08/16/2012	(43)
Brent Crude Oil Futures (Sell)	7	7	10/16/2012	(56)
Copper High Grade Futures (Sell)	10	250	09/26/2012	14
Corn Futures (Sell)	6	30	12/14/2012	(26)
Eurodollar Futures-CME 90 day (Buy)	45	11,250	03/16/2015	94
Eurodollar Futures-CME 90 day (Buy)	19	4,750	06/15/2015	48
Gold Futures (Buy)	8	1	10/29/2012	23
Gold Futures (Buy)	23	2	12/27/2012	(21)
Natural Gas Futures (Buy)	19	190	03/26/2013	10
Natural Gas Futures (Sell)	19	190	12/27/2012	(7)
Platinum Future (Buy)	12	1	10/29/2012	(22)
Soybean Futures (Buy)	28	140	07/12/2013	215
Soybean Futures (Sell)	25	125	11/14/2012	(392)
U.S. Treasury Note Futures-2 year (Buy)	24	4,800	09/28/2012	—
Wheat Futures (Buy)	16	80	09/14/2012	177
Wheat Futures (Sell)	16	80	09/14/2012	(199)
Wheat Futures (Sell)	40	200	12/14/2012	23

				$(56)

3

Harbor Commodity Real Return Strategy Fund (Consolidated)

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	JP Morgan Chase Bank, N.A.	$8,979	$8,752	08/30/2012	$(227)
Australian Dollar (Sell)	UBS AG	148	146	08/30/2012	(2)
Brazilian Real (Buy)	Barclays Capital	481	483	08/02/2012	(2)
Brazilian Real (Buy)	Barclays Capital	304	300	08/02/2012	4
Brazilian Real (Buy)	Goldman Sachs Capital Markets LP	199	199	08/02/2012	—
Brazilian Real (Buy)	HSBC Bank USA, N.A.	145	145	08/02/2012	—
Brazilian Real (Buy)	HSBC Bank USA, N.A.	747	735	08/02/2012	12
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	174	174	08/02/2012	—
Brazilian Real (Buy)	UBS AG	48	48	08/02/2012	—
Brazilian Real (Buy)	UBS AG	227	225	08/02/2012	2
Brazilian Real (Buy)	UBS AG	205	209	10/02/2012	(4)
Brazilian Real (Sell)	Barclays Capital	785	790	08/02/2012	5
Brazilian Real (Sell)	Barclays Capital	476	478	10/02/2012	2
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	199	201	08/02/2012	2
Brazilian Real (Sell)	HSBC Bank USA, N.A.	892	903	08/02/2012	11
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	174	174	08/02/2012	—
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	172	173	10/02/2012	1
Brazilian Real (Sell)	UBS AG	275	280	08/02/2012	5
British Pound Sterling (Buy)	JP Morgan Chase Bank, N.A.	4,639	4,651	09/12/2012	(12)
British Pound Sterling (Buy)	JP Morgan Chase Bank, N.A.	1,179	1,170	09/12/2012	9
British Pound Sterling (Buy)	Morgan Stanley and Co. Inc.	474	470	09/12/2012	4
British Pound Sterling (Buy)	Royal Bank of Canada	237	235	09/12/2012	2
British Pound Sterling (Buy)	UBS AG	1,101	1,096	09/12/2012	5
British Pound Sterling (Sell)	BNP Paribas SA	7,618	7,513	09/12/2012	(105)
British Pound Sterling (Sell)	Deutsche Bank AG London	1,143	1,143	09/12/2012	—
British Pound Sterling (Sell)	Royal Bank of Scotland plc	409	405	09/12/2012	(4)
Canadian Dollar (Sell)	UBS AG	2,245	2,193	09/20/2012	(52)
Chinese Yuan (Buy)	Barclays Capital	543	553	02/01/2013	(10)
Chinese Yuan (Sell)	JP Morgan Chase Bank	555	560	02/01/2013	5
Euro Currency (Buy)	Barclays Bank plc	1,737	1,712	08/01/2012	25
Euro Currency (Buy)	Deutsche Bank AG London	408	407	10/15/2012	1
Euro Currency (Buy)	HSBC Bank USA, N.A.	1,669	1,676	09/14/2012	(7)
Euro Currency (Sell)	HSBC Bank USA, N.A.	1,736	1,743	08/01/2012	7
Euro Currency (Buy)	Royal Bank of Scotland plc	105	106	10/15/2012	(1)
Euro Currency (Sell)	UBS AG	10,693	10,697	10/15/2012	4
Japanese Yen (Sell)	Deutsche Bank AG London	718	717	09/10/2012	(1)
Mexican Peso (Buy)	HSBC Bank USA, N.A.	678	674	08/15/2012	4
Mexican Peso (Sell)	HSBC Bank USA, N.A.	671	667	12/03/2012	(4)
Mexican Peso (Sell)	JP Morgan Chase Bank, N.A.	678	691	08/15/2012	13
Philippine Peso (Buy)	JP Morgan Chase Bank	—	—	10/31/2012	—
Singapore Dollar (Buy)	Royal Bank of Scotland plc	—	—	10/22/2012	—
Singapore Dollar (Buy)	UBS AG	1	1	08/03/2012	—
Singapore Dollar (Sell)	Royal Bank of Scotland plc	—	—	08/03/2012	—
South African Rand (Sell)	Barclays Bank plc	142	143	10/26/2012	1
South Korean Won (Buy)	Barclays Capital	1	1	09/28/2012	—

					$(307)

SWAP AGREEMENTS OPEN AT JULY 31, 2012

CHICAGO MERCANTILE EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	2.500%	12/19/2042	$3,000	$(98)

4

Harbor Commodity Real Return Strategy Fund (Consolidated)

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	9.970%	01/02/2014	R$	800	$11
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	9.980	01/02/2014		3,900	47
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	8.825	01/02/2015		9,400	(5)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	8.630	01/02/2015		5,700	(7)
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.770	01/02/2014		4,600	73
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.260	01/02/2015		3,300	(3)

Interest Rate Swaps							$116

TOTAL RETURN SWAPS ON INDICIES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	08/29/2012	$38,370	$142
Credit Suisse International	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	08/29/2012	17,540	84
Deutsche Bank AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	08/29/2012	54,902	243
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	08/29/2012	52,890	233
JP Morgan Chase Bank, N.A.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	08/29/2012	33,270	43
Morgan Stanley Capital Services LLC	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	08/29/2012	115,250	553
Societe Generale Paris	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	08/29/2012	27,500	70
UBS AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total Return	08/29/2012	11,070	56

Total Return Swaps on Indicies						$1,424

TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Gold Future October 2012	Pay	$1,580.900	09/27/2012	320	$(10)
Deutsche Bank AG	Natural Gas Future December 2019	Pay	7.200	12/31/2019	24,000	(39)
Deutsche Bank AG	Platinum Future October 2012	Pay	1,424.500	10/29/2012	320	(2)
Australia and New Zealand Banking Group	Wheat September 2012	Pay	634.500	08/24/2012	15,000	(38)
Australia and New Zealand Banking Group	Wheat September 2012	Pay	658.750	08/24/2012	15,000	36

Total Return Swaps on Commodities						$(53)

VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[f]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Corn Futures September 2012	Pay	$0.146	08/24/2012	$200	$(13)
JP Morgan Chase Bank, N.A.	Corn Futures May 2013	Pay	0.098	04/26/2013	120	—
Deutsche Bank AG	London Gold Market Fixing Limited PM	Pay	0.033	08/17/2012	650	—
JP Morgan Chase Bank, N.A.	London Gold Market Fixing Limited PM	Pay	0.028	08/07/2012	220	(2)
Morgan Stanley Capital Services Inc.	London Silver Market Fixing Ltd.	Pay	0.090	08/07/2012	50	—

Variance Swaps on Commodities						$(15)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000%	06/20/2016	2.299%	$99	$128	$1,000	$(29)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.209	18	28	200	(10)

5

Harbor Commodity Real Return Strategy Fund (Consolidated)

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000%	12/20/2015	2.209%	$18	$26	$200	$(8)
BNP Paribas S.A.	Centex Corporation 5.250% due 06/15/2015	Buy	1.000	06/20/2014	1.168	3	(10)	900	13
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	3	(20)	1,000	23
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	3	(9)	900	12
Goldman Sachs International	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.569	9	12	600	(3)
HSBC Bank USA, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	06/20/2016	0.665	17	(1)	1,300	18
BNP Paribas S.A.	Intesa Sanpaolo SpA 4.750% due 06/15/2017	Buy	3.000	03/20/2014	3.858	22	87	2,200	(65)
Deutsche Bank AG	Limited Brands, Inc. 6.900% due 07/15/2017	Buy	1.000	09/20/2017	2.250	60	53	1,000	7
JP Morgan Chase Bank, N.A.	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2015	1.274	(3)	(9)	300	6
Bank of America NA	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.168	12	5	500	7
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.241	3	3	100	—

Credit Default Swaps									$(29)

Total Swaps									$1,345

WRITTEN OPTIONS OPEN AT JULY 31, 2012

Description	Number of Contracts	Strike Index/ Rate/Price		Expiration Date	Value (000s)
Commodity London Gold Market Fixing Index Option (Put)	(800)	1,500.00	[j]	09/13/2012	$(6)
Commodity London Gold Market Fixing Index Option (Put)	(1,500)	1,530.00	[j]	09/13/2012	(17)
Commodity London Gold Market Fixing Index Option (Put)	(600)	1,500.00	[j]	09/15/2012	(5)
Commodity Platinum & Palladium Index Option (Put)	(200)	1,565.00	[j]	08/06/2012	(30)
Commodity Platinum & Palladium Index Option (Put)	(100)	1,650.00	[j]	08/08/2012	(24)
Dow Jones-UBS Commodity Index Option (Call)	(1,100,000)	143.00	[j]	08/06/2012	(16)
Dow Jones-UBS Commodity Index Option (Call)	(900,000)	143.00	[j]	08/13/2012	(17)
Interest Rate Swap Option 1 year (Call)	(1,900,000)	0.80%		10/11/2012	(8)
Interest Rate Swap Option 1 year (Put)	(1,900,000)	0.80		10/11/2012	—
Interest Rate Swap Option 2 year (Call)	(2,000,000)	1.06		10/11/2012	(25)
Interest Rate Swap Option 2 year (Call)	(2,200,000)	0.92		11/14/2012	(22)
Interest Rate Swap Option 2 year (Put)	(2,000,000)	1.06		10/11/2012	—
Interest Rate Swap Option 2 year (Put)	(2,200,000)	0.92		11/14/2012	—
Interest Rate Swap Option 5 year (Call)	(4,900,000)	1.50		09/24/2012	(161)
Interest Rate Swap Option 5 year (Call)	(10,300,000)	1.70		03/18/2013	(380)
Interest Rate Swap Option 5 year (Put)	(4,900,000)	1.50		09/24/2012	—
Interest Rate Swap Option 5 year (Put)	(10,300,000)	1.70		03/18/2013	(18)
Interest Rate Swap Option 5 year (Put)	(7,700,000)	2.85		04/14/2014	(30)
Commodity Copper Future Option (Call)	(9)	$9,300.00		05/01/2013	(45)
Commodity Corn Future Option (Call)	(16)	830.00		08/24/2012	(23)
Commodity Corn Future Option (Call)	(7)	900.00		08/24/2012	(12)
Commodity Crude Oil Future Option (Call)	(18)	140.00		11/11/2013	(34)
Commodity Crude Oil Future Option (Call)	(27)	160.00		11/10/2015	(56)

Written Options outstanding, at value (premiums received of $1,006)					$(929)

6

Harbor Commodity Real Return Strategy Fund (Consolidated)

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$16,700	$—	$16,700
Bank Loan Obligations	—	1,342	—	1,342
Collateralized Mortgage Obligations	—	5,879	—	5,879
Corporate Bonds & Notes	—	22,287	—	22,287
Foreign Government Obligations	—	15,685	—	15,685
Mortgage Pass-Through	—	928	—	928
Purchased Options	—	165	—	165
Straddle Options	—	31	135	166
U.S. Government Agencies	—	3,427	—	3,427
U.S. Government Obligations	—	293,963	—	293,963
Short-Term Investments
Certificates Of Deposit	—	1,000	—	1,000
Repurchase Agreements	—	1,345	—	1,345
U.S. Government Obligations	—	96,504	—	96,504

Total Investments in Securities	$—	$459,256	$135	$459,391

Liability Category
Investments in Other Financial Instruments
Forward Currency Contracts	—	(307)	—	(307)
Futures Contracts	(56)	—	—	(56)
Swap Agreements	—	1,345	—	1,345
Written Options	(35)	(894)	—	(929)

Total Investments in Other Financial Instruments	$(91)	$144	$—	$53

Total Investments	$(91)	$459,400	$135	$459,444

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2012.

Valuation Description	Balance Beginning at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2012[w] (000s)
Straddle Options	$—	$147	$—	$—	$—	$(12)	$—	$—	$135

There were no significant transfers between levels during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2012 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Straddle Options			Single Source
Forward Volatility Swaption 3 month vs. 30 year	$135	Indicative Market Quotation	Broker Quote	$7.80 - $8.01

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$2,178	$(1,175)
Credit Contracts	86	(115)
Foreign Exchange Contracts	124	(431)
Interest Rate Contracts	474	(757)

Total	$2,862	$(2,478)

7

Harbor Commodity Real Return Strategy Fund (Consolidated)

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2012.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2012, these securities were valued at $26,259 or 7% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2012.

4	MTN after the name of a security stands for Medium Term Note.

5	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

6	At July 31, 2012, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $144,765 or 41% of net assets.

7	CLO after the name of a security stands for Collateralized Loan Obligations.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

f	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

j	Amount represents Index Value.

k	Strike Rate or Exercise Level and final premium is determined on a future date, based upon implied volatility parameters.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2012
Straddle Options	$(12)

x	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

MEX$	Mexican Peso.

ZAR$	South African Rand.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -2.8%)

ASSET-BACKED SECURITIES—13.0%
Principal Amount (000s)		Value (000s)

€472	Avoca Capital Series III-X Cl. A 1.433%—09/15/2021[1]	$551
$52	Belle Haven ABS CDO Ltd. Series 2004-1A Cl. A1ST 0.802%—11/03/2044[1,2]	23
105	Series 2004-1A Cl. A1SB 0.842%—11/03/2044[1,2]	46

		69

400	Countrywide Asset-Backed Certificates Series 2007-2 Cl. 2A3 0.386%—08/25/2037[1]	212
400	Series 2007-11 Cl. 2A3 0.436%—06/25/2047[1]	216
2,100	Series 2006-6 Cl. 2A3 0.526%—09/25/2036[1]	758
100	Series 2006-1 Cl. AF5 5.884%—07/25/2036	47

		1,233

196	Credit-Based Asset Servicing and Securitization LLC Series 2007-CB3 Cl. A3 5.007%—03/25/2037	83
196	Series 2007-CB3 Cl. A4 5.007%—03/25/2037	82
73	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.406%—07/25/2037[1]	40
200	JPMorgan Mortgage Acquisition Corp. Series 2006-CW1 Cl. A5 0.486%—05/25/2036[1]	122
791	Morgan Stanley ABS Capital I Series 2007-HE2 Cl. A2B 0.336%—01/25/2037[1]	345
100	Series 2007-NC1 Cl. A2C 0.386%—11/25/2036[1]	39

		384

84	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.396%—05/25/2037[1]	39
	Plymouth Rock CLO Ltd.
46	Series 2010-1A Cl. A 1.966%—02/16/2019[1,2]	46

$75	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 1.011%—02/25/2034[1]	$61
199	Sierra Madre Funding Ltd. Series 2004-1A Cl. A1A 0.626%—09/07/2039[1,2]	128	[x]
465	Series 2004-1A Cl. ALTB 0.646%—09/07/2039[1,2]	298	[x]

		426

74	SLC Student Loan Trust Series 2009-AA Cl. A 4.750%—06/15/2033[1,2]	68
171	SLM Student Loan Trust Series 2010-A Cl. 2A 3.499%—05/16/2044[1,2]	178
100	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.685%—04/17/2021[1,2]	95
73	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.606%—10/25/2035[1]	61
38	Triaxx Prime CDO Series 2006-2A Cl. A1A 0.506%—10/02/2039[1,2]	32	[x]
150	Series 2006-2A Cl. A1B2 0.506%—10/02/2039[1,2]	127	[x]
110	Series 2007-1A Cl. A1D 0.506%—10/02/2039[1,2]	71	[x]

TOTAL ASSET-BACKED SECURITIES (Cost $3,791)		3,768

BANK LOAN OBLIGATIONS—1.0%
(Cost $299)
300	Springleaf Financial Funding Co. Term Loan 5.500%—05/10/2017[3]	288

COLLATERALIZED MORTGAGE OBLIGATIONS—8.9%
54	American Home Mortgage Assets Series 2006-2 Cl.1A1 1.107%—09/25/2046[1]	28
€121	Arran Residential Mortgages Funding plc Series 2011-1A Cl. A1B 1.886%—11/19/2047[1,2]	149
$34	Banc of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	36
100	Banc of America Funding Corp. Series 2007-D Cl. 1A4 0.477%—06/20/2047[1]	81
20	Series 2004-A Cl. 4A1 2.993%—06/20/2032[1]	21

		102

559	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN 1.999%—11/15/2015[1,2]	534
86	BCAP LLC Trust Series 2011 Cl. RR5 5.250%—06/26/2036[2]	73
58	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.250%—08/25/2035[1]	55

9

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$14	Series 2004-10 Cl. 15A1 2.730%—01/25/2035[1]	$13
33	Series 2005-1 Cl. 4A1 5.267%—03/25/2035[1]	32

		100

88	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 1.901%—08/25/2035[1]	72
44	First Horizon Asset Securities Inc. Series 2005-AR4 Cl. 2A1 2.605%—10/25/2035[1]	35
€11	Granite Mortgages plc Series 2003-3 Cl. 2A 0.844%—01/20/2044[1]	13
£93	Series 2004-3 Cl. 3A2 1.298%—09/20/2044[1]	142

		155

$30	Impac CMB Trust Series 2004-4 Cl. 1A1 0.886%—09/25/2034[1]	26
14	Indymac Index Mortgage Loan Trust Series 2004-Cl. AR6 5A1 2.704%—10/25/2034[1]	13
44	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.396%—07/25/2036[1]	42
429	JP Morgan Mortgage Trust Series 2006-A2 Cl. 1A1 2.854%—04/25/2036[1]	328
12	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.541%—05/25/2034[1]	12
249	MLCC Mortgage Investors Inc. Series 2003-H Cl. A3A 2.314%—01/25/2029[1]	251
96	Structured Asset Securities Corp. Series 2005-16 Cl. 1A2 5.500%—09/25/2035	92
102	Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Cl. A1 0.329%—06/15/2020[1,2]	95
6	Series 2006-C29 Cl. A2 5.275%—11/15/2048	6

		101

16	Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Cl. 2A1A 0.476%—04/25/2045[1]	14
68	Series 2005-AR9 Cl. A1A 0.566%—07/25/2045[1]	58
154	Series 2007-HY3 Cl. 2A1 4.918%—03/25/2037[1]	115
291	Series 2007-HY4 Cl. 3A1 5.289%—04/25/2037[1]	250

		437

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,527)		2,586

CONVERTIBLE BONDS—2.3%
400	Electronic Arts Inc. 0.750%—07/15/2016	357
300	Transocean Inc. 1.500%—12/15/2037	298

TOTAL CONVERTIBLE BONDS (Cost $695)		655

CONVERTIBLE PREFERRED STOCKS—0.0%
(Cost $5)
Shares		Value (000s)

ELECTRIC UTILITIES—0.0%
100	PPL Corp. 9.500%—07/01/2013	$5

CORPORATE BONDS & NOTES—12.4%
Principal Amount (000s)
$100	Abbey National Treasury Services plc 4.000%—04/27/2016	101
100	Ally Financial Inc. 3.868%—06/20/2014[1]	101
200	Banco Santander Brazil SA MTN[4] 2.568%—03/18/2014[1,2]	193
100	Bank of America Corp. 6.500%—08/01/2016	113
100	Banque PSA Finance SA 2.361%—04/04/2014[1,2]	97
300	BRF—Brasil Foods SA 5.875%—06/06/2022[2]	318
100	Ford Motor Credit Co. LLC 7.500%—08/01/2012	100
€100	Goldman Sachs Group Inc. 1.032%—05/23/2016[1]	112
	Goldman Sachs Group Inc. MTN[4]
$100	5.375%—03/15/2020	107
100	7.500%—02/15/2019	118

		225

100	Hewlett-Packard Co. 0.747%—05/24/2013[1]	100
100	HSBC Holdings plc 5.100%—04/05/2021	115
100	International Lease Finance Corp. 6.500%—09/01/2014[2]	107
300	International Lease Finance Corp. MTN[4] 6.375%—03/25/2013	309
£100	LBG Capital No. 1 plc 7.869%—08/25/2020	138
$100	Morgan Stanley 5.750%—01/25/2021	102
100	Morgan Stanley MTN[4] 7.300%—05/13/2019	111
100	National Australia Bank Ltd. 1.178%—04/11/2014[1,2]	100
100	Reynolds Group Issuer Inc. 6.875%—02/15/2021	107
100	Royal Bank of Scotland plc 5.625%—08/24/2020	109
€100	Royal Bank of Scotland plc MTN[4] 5.500%—03/23/2020	135
$300	SLM Corp. MTN[4] 0.751%—01/27/2014[1]	290
300	UBS AG MTN[4] 5.875%—12/20/2017	348
100	Volkswagen International Finance NV 1.875%—04/01/2014[2]	101
50	Wynn Las Vegas LLC 7.750%—08/15/2020	56

TOTAL CORPORATE BONDS & NOTES (Cost $3,535)		3,588

10

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—9.4%
Principal Amount (000s)			Value (000s)

AUD$	200	Australia Government Bond 5.500%—12/15/2013	$218
	€200	Bundesobligation 4.000%—10/11/2013	258
	500	Bundesschatzanweisungen 1.750%—06/14/2013	625
		Canadian Government Bond
CAD$	100	1.500%—12/01/2012	100
	200	1.750%—03/01/2013	200
	300	2.750%—09/01/2016	317

			617

MEX$	930	Mexican Bonos 6.500%—06/10/2021	77
	1,800	10.000%—12/05/2024	193

			270

	$100	Province of Ontario Canada 2.450%—06/29/2022	101
	200	Province of Quebec Canada 2.750%—08/25/2021	210
	200	Russian Foreign Bond - Eurobond 4.500%—04/04/2022[2]	220
	200	Vnesheconombank Via Veb Finance plc 6.025%—07/05/2022[2]	217

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,698)		2,736

MORTGAGE PASS-THROUGH—25.2%
	100	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates 1.584%—10/25/2021[3]	11
	8	Federal Home Loan Mortgage Corp. REMIC[5] 0.599%—12/15/2030[1]	8
	23	Federal National Mortgage Association 2.297%—07/01/2032[1]	23
	2,047	3.500%—02/01/2026	2,178
	1,685	4.000%—06/01/2013-11/01/2041	1,807
	601	4.500%—05/01/2023-02/01/2026	648

			4,656

	38	Federal National Mortgage Association REMIC[5] 0.366%—03/25/2034[1]	38
		Federal National Mortgage Association TBA[6]
	1,000	2.500%—08/16/2027	1,041
	1,000	3.000%—09/13/2042	1,038
	500	3.500%—08/13/2042	530

			2,609

	TOTAL MORTGAGE PASS-THROUGH (Cost $7,213)		7,322

MUNICIPAL BONDS—2.3%
		Buckeye Tobacco Settlement Financing Authority
	100	5.875%—06/01/2047	81
	100	6.000%—06/01/2042	83

			164

	100	California State 7.600%—11/01/2040	135
	200	New York City NY 5.887%—12/01/2024	257
	100	Whiting IN 5.250%—01/01/2021	122

	TOTAL MUNICIPAL BONDS (Cost $545)		678

PURCHASED OPTIONS—0.1%
No. of Contracts			Value (000s)

	200,000	Credit Default Option 5 year 98.250[j]—09/19/2012	$2
	500,000	Currency Option US Dollar vs. Chinese Yuan $ 6.336—04/11/2013	7
	300,000	$ 6.445—12/13/2012-03/06/2013	1
	100,000	$ 6.533—01/08/2013	—
	325,000	$ 6.545—01/09/2013	—

			8

	300,000	Interest Rate Swap Option 20 year 3.273%—09/24/2012	—
	200,000	Interest Rate Swap Option 30 year 2.905%—03/07/2013	4
	100,000	3.500%—11/05/2012	—
	200,000	3.800%—12/18/2013	4

			8

	TOTAL PURCHASED OPTIONS (Cost $74)		18

STRADDLE OPTIONS—0.2%
	300,000	Forward Volatility Swaption 3 month vs 30 year 0.000%[k]—12/10/2012	23	[y]
	200,000	0.000%[k]—09/19/2012-12/10/2012	16	[y]

			39

	300,000	Forward Volatility Swaption 6 month vs 30 year 0.000%[k]—11/21/2012	33

	TOTAL STRADDLE OPTIONS (Cost $76)		72

U.S. GOVERNMENT OBLIGATIONS—28.0%
Principal Amount (000s)
	$100	U.S. Treasury Bonds 3.125%—11/15/2041	112
	200	3.500%—02/15/2039	240
	100	3.875%—08/15/2040	127
	500	4.375%—02/15/2038	684
	1,000	6.250%—08/15/2023[7]	1,472
	100	7.125%—02/15/2023	155
	100	7.500%—11/15/2024	164

			2,954

	609	U.S. Treasury Inflation Indexed Bonds[8] 0.125%—01/15/2022[7]	658
	203	0.750%—02/15/2042	228
	316	1.250%—07/15/2020[7]	373
	105	2.125%—02/15/2041	159

			1,418

	100	U.S. Treasury Notes 1.000%—06/30/2019	100
	600	1.250%—01/31/2019	614
	300	1.500%—07/31/2016	313
	1,100	1.750%—05/15/2022[7]	1,126
	100	1.875%—09/30/2017	106
	500	2.125%—08/15/2021	533
	100	2.500%—06/30/2017	109
	400	3.125%—05/15/2019	458
	300	3.250%—07/31/2016	333
	50	3.625%—08/15/2019	59

			3,751

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $7,757)		8,123

11

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—4.2%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$1,000	Repurchase Agreement with Credit Suisse First Boston dated July 31, 2012 due August 01, 2012 at 0.130% collateralized by U.S. Treasury Notes (market value $1,024)	$1,000
224	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $232)	224

TOTAL SHORT-TERM INVESTMENTS (Cost $1,224)		1,224

TOTAL INVESTMENTS—107.0% (Cost $30,439)		31,063

CASH AND OTHER ASSETS, LESS LIABILITIES—(7.0)%		(2,035)

TOTAL NET ASSETS—100.0%		$29,028

FUTURES CONTRACTS OPEN AT JULY 31, 2012

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Sell)	18	€1,800	09/06/2012	$12
French Government Futures-10year (Sell)	4	400	09/06/2012	(7)
U.S. Treasury Bond Futures-30 year (Sell)	5	$500	09/19/2012	(15)
U.S. Treasury Note Futures-2 year (Sell)	6	1,200	09/28/2012	—
U.S. Treasury Note Futures-5 year (Sell)	18	1,800	09/28/2012	(18)
Volatility Index Futures (Buy)	1	1	08/21/2012	2

				$(26)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	JP Morgan Chase Bank, N.A.	$1,057	$1,030	08/30/2012	$(27)
Brazilian Real (Buy)	Barclays Capital	134	134	08/02/2012	—
Brazilian Real (Buy)	UBS AG	141	146	08/02/2012	(5)
Brazilian Real (Buy)	UBS AG	256	257	09/05/2012	(1)
Brazilian Real (Buy)	UBS AG	6	6	10/02/2012	—
Brazilian Real (Buy)	UBS AG	49	51	11/05/2012	(2)
Brazilian Real (Sell)	Barclays Capital	134	140	08/02/2012	6
Brazilian Real (Sell)	UBS AG	141	141	08/02/2012	—
British Pound Sterling (Sell)	BNP Paribas SA	539	532	09/12/2012	(7)
Canadian Dollar (Sell)	Barclays Bank plc	23	22	09/20/2012	(1)
Canadian Dollar (Sell)	UBS AG	602	588	09/20/2012	(14)
Chinese Yuan (Buy)	Barclays Capital	768	783	02/01/2013	(15)
Chinese Yuan (Buy)	Deutsche Bank AG London	90	91	02/01/2013	(1)
Chinese Yuan (Buy)	Deutsche Bank AG London	47	49	08/05/2013	(2)
Chinese Yuan (Buy)	Goldman Sachs International	35	36	02/01/2013	(1)
Chinese Yuan (Buy)	JP Morgan Chase Bank	397	401	02/01/2013	(4)
Euro Currency (Buy)	Barclays Bank plc	33	34	09/14/2012	(1)
Euro Currency (Buy)	Barclays Bank plc	102	101	09/14/2012	1
Euro Currency (Buy)	Credit Suisse International	41	42	09/14/2012	(1)
Euro Currency (Buy)	HSBC Bank USA, N.A.	36	36	09/14/2012	—
Euro Currency (Buy)	JP Morgan Chase Bank, N.A.	97	99	09/14/2012	(2)
Euro Currency (Buy)	UBS AG	34	35	09/14/2012	(1)
Euro Currency (Sell)	Barclays Bank plc	1,966	1,997	09/14/2012	31
Euro Currency (Sell)	JP Morgan Chase Bank, N.A.	62	62	09/14/2012	—
Euro Currency (Sell)	JP Morgan Chase Bank, N.A.	267	262	10/11/2013	(5)

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	UBS AG	$618	$633	06/14/2013	$15
Euro Currency (Sell)	UBS AG	118	118	09/14/2012	—
Hong Kong Dollar(Buy)	UBS AG	61	61	08/17/2012	—
Hong Kong Dollar(Sell)	Barclays Bank plc	59	59	08/17/2012	—
Hungarian Forint(Sell)	JP Morgan Chase Bank	199	207	08/14/2012	8
Indian Rupee (Sell)	JP Morgan Chase Bank	1	1	10/03/2012	—
Japanese Yen(Buy)	JP Morgan Chase Bank, N.A.	226	223	09/10/2012	3
Japanese Yen(Buy)	UBS AG	845	838	09/10/2012	7
Japanese Yen(Sell)	Deutsche Bank AG London	777	776	09/10/2012	(1)
Japanese Yen(Sell)	Deutsche Bank AG London	309	324	10/11/2016	15
Malaysian Ringgit (Sell)	UBS AG	—	—	10/16/2012	—
Mexican Peso (Buy)	Credit Suisse International	8	8	12/03/2012	—
Mexican Peso (Buy)	JP Morgan Chase Bank, N.A.	72	73	08/15/2012	(1)
Mexican Peso (Buy)	JP Morgan Chase Bank, N.A.	71	70	12/03/2012	1
Mexican Peso (Sell)	Barclays Bank plc	25	26	09/27/2012	1
Mexican Peso (Sell)	JP Morgan Chase Bank, N.A.	72	71	08/15/2012	(1)
Mexican Peso (Sell)	JP Morgan Chase Bank, N.A.	26	27	09/27/2012	1
Mexican Peso (Sell)	UBS AG	105	108	09/27/2012	3
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	1	1	10/22/2012	—
Singapore Dollar (Buy)	UBS AG	1	1	08/03/2012	—
Singapore Dollar (Sell)	JP Morgan Chase Bank, N.A.	1	1	08/03/2012	—
South Korean Won (Buy)	Barclays Capital	1	1	09/28/2012	—
Taiwan Dollar (Buy)	Barclays Capital	189	192	11/30/2012	(3)
Taiwan Dollar (Sell)	UBS AG	189	190	11/30/2012	1

					$(3)

SWAP AGREEMENTS OPEN AT JULY 31, 2012

CHICAGO MERCANTILE EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	AUD-BBR-BBSW-Bloomberg 6 Month	Pay	4.000%	03/15/2023	AUD $	300	$—
CME Group	AUD-BBR-BBSW-Bloomberg 6 Month	Pay	4.250	03/15/2023		200	4
CME Group	CAD-BA-CDOR 3 Month	Pay	2.000	06/16/2016	CAD $	1,000	6
CME Group	EUR-EURIBOR-Act-6 Month	Pay	2.000	09/21/2016		€200	10
CME Group	EUR-EURIBOR-Act-6 Month	Pay	2.000	03/21/2017		200	6
CME Group	EUR-EURIBOR-Act-6 Month	Pay	3.143	12/20/2040		1,300	(9)
CME Group	JPY-LIBOR-BBA-Bloomberg 6 Month	Pay	2.000	12/21/2041		¥20,000	(2)
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	1.000	06/20/2015		$2,000	(16)
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	1.500	06/20/2017		1,000	(24)
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	2.750	06/20/2042		200	(19)

Interest Rate Swaps							$(44)

CREDIT DEFAULT SWAPS

Counterparty	Floating Rate Index	Buy/ Sell[a,b]	Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Dow Jones CDX North America Investment Grade Index Series 15	Sell	1.000%	12/20/2015	0.008%	$(5)	$2	$600	$(7)
CME Group	Dow Jones CDX North America Investment Grade Index Series 15	Sell	5.000	12/20/2015	0.044	(11)	19	480	(30)
CME Group	Dow Jones CDX North America Investment Grade Index Series 16	Sell	1.000	06/20/2016	0.009	(2)	6	400	(8)
CME Group	Dow Jones CDX North America Investment Grade Index Series 17	Sell	5.000	12/20/2016	0.055	13	57	960	(44)
CME Group	Dow Jones CDX North America Investment Grade Index Series 18	Sell	1.000	06/20/2017	0.011	—	(1)	200	1
CME Group	Dow Jones CDX North America Investment Grade Index Series 18	Sell	5.000	06/20/2017	0.058	18	50	693	(32)

Credit Default Swaps									$(120)

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Alcoa Inc. Senior Bond 5.720% due 02/23/2019	Buy	1.000%	06/20/2016	2.671%	$6	$3	$100	$3
Deutsche Bank AG	Arrow Electronics Inc. Senior Bond 6.875% due 06/01/2018	Buy	1.000	03/20/2017	1.800	3	1	100	2
Deutsche Bank AG	BNP Paribas Senior Bond 4.250% due 01/16/2014	Buy	1.000	03/20/2017	2.276	7	5	€100	2
JP Morgan Chase Bank, N.A.	BNP Paribas Senior Bond 4.250% due 01/16/2014	Buy	1.000	06/20/2017	2.315	7	11	100	(4)
Goldman Sachs International	Carnival Corporation Senior Bond 6.650% due 01/15/2028	Buy	1.000	09/20/2016	0.955	—	—	$100	—
Bank of America, N.A.	Caterpillar Inc. Senior Bond 5.700% due 08/15/2016	Buy	1.000	09/20/2016	0.801	(1)	(1)	100	—
Bank of America, N.A.	Costco Wholesale Corporation Senior Bond 5.500% due 03/15/2017	Buy	1.000	03/20/2017	0.426	(3)	(3)	100	—
Bank of America, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Buy	1.000	09/20/2016	1.318	1	1	100	—
JP Morgan Chase Bank, N.A.	iTraxx Europe Senior Financials Series 16 Version 1	Buy	1.000	12/20/2016	2.714	8	6	€100	2
Deutsche Bank AG	iTraxx Europe Senior Financials Series 17 Version 1	Buy	1.000	06/20/2017	2.588	8	5	100	3
Deutsche Bank AG	iTraxx Europe Series 17 Version 1	Buy	1.000	06/20/2017	1.599	10	4	300	6
UBS AG	iTraxx Europe Series 9 Version 1	Buy	0.250	06/20/2018	0.697	18	5	600	13
Bank of America, N.A.	iTraxx Government of Japan Series 16 Version 1	Buy	1.000	12/20/2016	1.583	3	5	¥10,000	(2)
Bank of America, N.A.	Kingdom of Sweden Senior Bond 3.125% due 05/07/2014	Buy	0.250	09/20/2021	0.632	6	4	$200	2
Bank of America, N.A.	Kohl’s Corporation Senior Bond 6.250% due 12/15/2017	Buy	1.000	06/20/2016	1.442	2	—	100	2
Bank of America, N.A.	Limited Brands Inc. Senior Bond 6.900% due 07/15/2017	Buy	1.000	03/20/2017	2.066	5	5	100	—
Deutsche Bank AG	Limited Brands Inc. Senior Bond 6.900% due 07/15/2017	Buy	1.000	03/20/2017	2.066	5	6	100	(1)
Bank of America, N.A.	Macy’s Inc. Senior Bond 7.450% due 07/15/2017	Buy	1.000	03/20/2017	1.224	4	4	400	—
Bank of America, N.A.	Marriott International Inc. Senior Bond 5.810% due 11/10/2015	Buy	1.000	09/20/2016	0.929	—	1	100	(1)
Bank of America, N.A.	Marriott International Inc. Senior Bond 5.810% due 11/10/2015	Buy	1.000	06/20/2017	1.090	—	(1)	100	1
Bank of America, N.A.	Marriott International Inc. Senior Bond 5.810% due 11/10/2015	Buy	1.000	03/20/2017	1.042	—	—	200	—
Goldman Sachs International	Marriott International Inc. Senior Bond 5.810% due 11/10/2015	Buy	1.000	09/20/2016	0.929	—	2	100	(2)

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	Marriott International Inc. Senior Bond 5.810% due 11/10/2015	Buy	1.000%	03/20/2017	1.042%	$—	$—	$100	$—
Bank of America, N.A.	Nordstrom Inc. Senior Bond 6.950% due 03/15/2028	Buy	1.000	09/20/2016	0.816	(1)	—	100	—
JP Morgan Chase Bank, N.A.	People’s Republic of China Senior Bond 4.750% due 10/29/2013	Sell	1.000	12/20/2016	0.912	—	(5)	100	5
BNP Paribas S.A.	Ryder System Inc. Senior Bond 6.950% due 12/01/2025	Buy	1.000	09/20/2016	1.487	2	1	100	1
Bank of America, N.A.	Standard Chartered Bank	Buy	1.000	06/20/2017	1.297	2	3	€100	(1)
Deutsche Bank AG	Starwood Hotels & Resorts Worldwide Inc. Senior Bond 6.750% due 05/15/2018	Buy	1.000	03/20/2017	1.298	1	1	$100	—
Bank of America, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.341	(3)	(3)	100	—
Bank of America, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000	03/20/2017	0.386	(6)	(5)	200	(1)
Bank of America, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000	03/20/2017	0.386	(3)	(3)	100	—
JP Morgan Chase Bank, N.A.	Target Corporation Senior Bond 5.375% due 05/01/2017	Buy	1.000	09/20/2016	0.341	(3)	(3)	100	—
Goldman Sachs International	The Home Depot Inc. Senior Bond 5.875% due 12/16/2036	Buy	1.000	12/20/2016	0.458	(2)	(2)	100	—
Bank of America, N.A.	The Kroger Company Senior Bond 6.150% due 01/15/2020	Buy	1.000	12/20/2016	1.426	2	—	100	2
Barclays Bank plc	The Williams Companies Inc. Senior Bond 7.500% due 01/15/2031	Buy	1.000	09/20/2016	1.312	1	2	100	(1)
Bank of America, N.A.	Wal-Mart Stores Inc. Senior Bond 5.875% due 04/05/2027	Buy	1.000	06/20/2017	0.398	(3)	(3)	100	—
Bank of America, N.A.	Wal-Mart Stores Inc. Senior Bond 5.875% due 04/05/2027	Buy	1.000	06/20/2021	0.599	(3)	(2)	100	(1)
Bank of America, N.A.	Wells Fargo & Company Senior Bond 0.647% due 10/28/2015	Buy	1.000	12/20/2016	0.858	(1)	4	200	(5)
Deutsche Bank AG	Wells Fargo & Company Senior Bond 0.647% due 10/28/2015	Buy	1.000	09/20/2016	0.814	(1)	1	100	(2)
Deutsche Bank AG	Wells Fargo & Company Senior Bond 0.647% due 10/28/2015	Buy	1.000	12/20/2016	0.858	(1)	5	200	(6)

Credit Default Swaps									$17

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	AUD BANK BILL 6 Month	Pay	4.750%	12/14/2017	AUD $	300	$15
Barclays Bank plc	AUD-BBR-BBSW-Bloomberg 3 Month	Pay	5.500	06/15/2013		1,500	29
Barclays Bank plc	AUD-BBR-BBSW-Bloomberg 6 Month	Pay	4.750	03/15/2018		300	15
Barclays Bank plc	AUD-BBR-BBSW-Bloomberg 6 Month	Pay	4.250	03/15/2023		100	2
UBS AG	AUD-BBR-BBSW-Bloomberg 6 Month	Pay	4.750	12/15/2017		300	14
Bank of America, N.A.	Brazil Cetip Interbank Deposit	Pay	9.880	01/02/2015	R $	2,800	44
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	10.140	01/02/2015		1,700	30
Deutsche Bank AG	EUR-EONIA-OIS-COMPUND-Bloomberg	Pay	0.370	03/20/2013		€7,300	7
Deutsche Bank AG	EUR-EONIA-OIS-COMPUND-Bloomberg	Receive	0.570	03/19/2014		7,300	(10)
Goldman Sachs Bank USA	EUR-EONIA-OIS-COMPUND-Bloomberg	Pay	0.350	03/20/2013		3,800	3
Goldman Sachs Bank USA	EUR-EONIA-OIS-COMPUND-Bloomberg	Receive	0.568	03/19/2014		3,800	(5)
Deutsche Bank AG	EUR-EURIBOR-Act-3 Month	Receive	0.805	03/20/2013		7,300	(12)
Deutsche Bank AG	EUR-EURIBOR-Act-3 Month	Pay	0.935	03/19/2014		7,300	12
Goldman Sachs Bank USA	EUR-EURIBOR-Act-3 Month	Receive	0.760	03/20/2013		3,800	(5)
Goldman Sachs Bank USA	EUR-EURIBOR-Act-3 Month	Pay	0.910	03/19/2014		3,800	6
BNP Paribas S.A.	JPY-LIBOR-BBA-Bloomberg 6 Month	Receive	2.000	12/21/2041		¥20,000	(10)
Deutsche Bank AG	JPY-LIBOR-BBA-Bloomberg 6 Month	Receive	1.000	12/21/2018		90,000	(29)
Barclays Bank plc	SEK-STIBOR-Bloomberg 3 Month	Pay	2.500	09/15/2016	kr	1,300	5

Interest Rate Swaps							$111

Total Swaps							$(36)

WRITTEN OPTIONS OPEN AT JULY 31, 2012

Description	Number of Contracts	Strike Rate	Expiration Date	Value (000s)
Credit Default Option 5 year (Call)	(400,000)	1.00%	12/19/2012	$(2)
Credit Default Option 5 year (Put)	(400,000)	2.00	12/19/2012	—
Interest Rate Swap Option 5 year (Call)	(1,400,000)	1.40	03/18/2013	(33)
Interest Rate Swap Option 5 year (Put)	(400,000)	2.80	11/05/2012	—
Interest Rate Swap Option 5 year (Put)	(1,400,000)	1.40	03/18/2013	(5)
Interest Rate Swap Option 10 year (Call)	(300,000)	3.00	03/11/2013	(36)
Interest Rate Swap Option 10 year (Put)	(700,000)	3.15	09/24/2012	—

Written Options outstanding, at value (premiums received of $62)				$(76)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2012

Par Value (000s)	Security	Value (000s)
$(6,000)	Federal National Mortgage Association TBA[6]	$(6,399)
(400)	U.S. Treasury Bonds	(473)
(102)	U.S. Treasury Inflation Indexed Bonds[8]	(115)
(3,500)	U.S. Treasury Notes	(3,911)

	Fixed Income Investments Sold Short, at value (proceeds $10,882)	$(10,898)

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$3,112	$656	$3,768
Bank Loan Obligations	—	288	—	288
Collateralized Mortgage Obligations	—	2,586	—	2,586
Convertible Bonds	—	655	—	655
Convertible Preferred Stocks	5	—	—	5
Corporate Bonds & Notes	—	3,588	—	3,588
Foreign Government Obligations	—	2,736	—	2,736
Mortgage Pass-Through	—	7,322	—	7,322
Municipal Bonds	—	678	—	678
Purchased Options	—	18	—	18
Straddle Options	—	33	39	72
U.S. Government Obligations	—	8,123	—	8,123
Short-Term Investments
Repurchase Agreements	—	1,224	—	1,224

Total Investments in Securities	$5	$30,363	$695	$31,063

Liability Category
Fixed Income Investments Sold Short	$—	$(10,898)	$—	$(10,898)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(3)	—	(3)
Futures Contracts	(26)	—	—	(26)
Swap Agreements	—	(36)	—	(36)
Written Options	—	(76)	—	(76)

Total Investments in Other Financial Instruments	$(26)	$(115)	$—	$(141)

Total Investments	$(21)	$19,350	$695	$20,024

Of the Level 1 investments presented above, Convertible Preferred Stocks valued at $5 had previously been considered Level 2 investments at October 31, 2011. Transfers from Level 1 to Level 2 are typically the result of a change, in the normal course of business, from the use of quoted prices from an active market (Level 1), to the use of an evaluated pricing method supplied by a third-party pricing service (Level 2), due to the unavailability of active market quotations. Transfers from Level 2 to Level 1 typically occur when quoted prices from an active market were not previously available (Level 2) for exchange traded securities, but have since become available (Level 1).

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2012.

Valuation Description	Balance Beginning at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2012[w] (000s)
Asset-Backed Securities	$—	$902	$(270)	$1	$15	$8	$—	$—	$656
Straddle Options	23	43	(21)	—	(3)	(3)	—	—	39

	$23	$945	$(291)	$1	$12	$5	$—	$—	$695

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2012 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Asset-Backed Securities
Sierra Madre Funding Ltd.	$128	Benchmark Pricing	Base Price	$64.15
Sierra Madre Funding Ltd.	298	Benchmark Pricing	Base Price	64.15
Triaxx Prime CDO	32	Benchmark Pricing	Base Price	84.50
Triaxx Prime CDO	127	Benchmark Pricing	Base Price	84.50
Triaxx Prime CDO	71	Benchmark Pricing	Base Price	64.80

	$656

Straddle Options
Forward Volatility Swaption 3 month vs. 30 year	23	Indicative Market Quotation	Single-Source Broker Quote	7.80
Forward Volatility Swaption 3 month vs. 30 year	16	Indicative Market Quotation	Single-Source Broker Quote	7.80 - 8.01

	$39

	$695

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

17

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$47	$(150)
Foreign Exchange Contracts	101	(96)
Interest Rate Contracts	302	(255)

Total	$450	$(501)

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2012.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2012, these securities were valued at $3,316 or 11% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2012.

4	MTN after the name of a security stands for Medium Term Note.

5	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

6	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2012. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

7	At July 31, 2012, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $3,629 or 12% of net assets.

8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

k	Strike Rate or Exercise Level and final premium is determined on a future date, based upon implied volatility parameters.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2012
Asset-Backed Securities	$8
Straddle Options	(3)

$5

x	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other Level 2 securities with similar terms, which is a Level 3 input.

y	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using a single source broker quote where the subadviser is unable to view the underlying inputs, which is a Level 3 input.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

kr	Swedish Krona.

The accompanying notes are an integral part of the Portfolio of Investments.

18

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 16.0%)

COMMON STOCKS—80.1%
Shares		Value (000s)

AEROSPACE & DEFENSE—1.4%
2,501	TransDigm Group Inc. (US)*	$309

AUTOMOBILES—0.6%
4,658	Tesla Motors Inc. (US)*	128

CAPITAL MARKETS—2.1%
2,157	Goldman Sachs Group Inc. (US)	218
5,637	Greenhill & Co. Inc. (US)	224

		442

CHEMICALS—1.7%
8,021	LyondellBasell Industries NV (US)	357

COMMERCIAL BANKS—2.9%
18,412	U.S. Bancorp. (US)	617

COMMON STOCKS (Continued)
Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—2.4%
1,947	Palo Alto Networks Inc. (US)*	$111
6,872	Qualcomm Inc. (US)	410

		521

COMPUTERS & PERIPHERALS—7.6%
2,668	Apple Inc. (US)*	1,629

CONSUMER FINANCE—2.5%
9,681	Capital One Financial Corp. (US)	547

DIVERSIFIED TELECOMMUNICATION—1.8%
13,087	Ziggo NV (NET)*	378

ELECTRICAL EQUIPMENT—1.3%
9,898	Sensata Technologies Holding NV (US)*	284

ENERGY EQUIPMENT & SERVICES—1.9%
12,457	Halliburton Co. (US)	413

FOOD & STAPLES RETAILING—1.1%
3,095	Natural Grocers By Vitamin Cottage Inc. (US)*	63
15,600	Raia Drogasil SA (BR)*	178

		241

FOOD PRODUCTS—1.4%
4,868	Danone SA (FR)	296

HEALTH CARE PROVIDERS & SERVICES—4.0%
12,271	Express Scripts Holding Co. (US)*	711
32,900	Odontoprev SA (BR)	160

		871

INSURANCE—2.0%
124,600	AIA Group Ltd. (HK)	435

INTERNET & CATALOG RETAIL—2.9%
740	Amazon.com Inc. (US)*	172
24,544	Liberty Interactive Corp. (US)*	460

		632

INTERNET SOFTWARE & SERVICES—1.0%
340	Google Inc. (US)*	215

IT SERVICES—5.0%
7,397	Accenture plc (IE)	446
7,850	VeriFone Holdings Inc. (US)*	285
2,736	VISA Inc. (US)	353

		1,084

MACHINERY—3.0%
9,605	Stanley Black & Decker Inc. (US)	642

MEDIA—5.2%
19,141	British Sky Broadcasting Group plc (UK)	214
4,072	Liberty Global Inc. (US)*	215
29,000	Television Broadcasts Ltd. (HK)	207
10,629	Viacom Inc. (US)	496

		1,132

OIL, GAS & CONSUMABLE FUELS—5.1%
16,853	Chesapeake Energy Corp. (US)	317
2,382	Concho Resources Inc. (US)*	203
16,435	Kinder Morgan Inc. (US)	589

		1,109

PHARMACEUTICALS—2.1%
6,919	Abbott Laboratories (US)	459

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
1,629	Unibail-Rodamco SE (FR)	312

19

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS (Continued)
Shares		Value (000s)

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.6%
119,000	Global Logistic Properties Ltd. (SGP)	$214
97,000	Hang Lung Properties Ltd. (HK)	343

		557

SOFTWARE—2.0%
8,177	SolarWinds Inc. (US)*	437

SPECIALTY RETAIL—10.1%
1,764	AutoZone Inc. (US)*	662
8,671	GNC Holdings Inc. (US)	334
21,261	Lowe’s Cos. Inc. (US)	539
14,701	TJX Cos. Inc. (US)	651

		2,186

TEXTILES, APPAREL & LUXURY GOODS—1.9%
4,485	Nike Inc. (US)	419

TRADING COMPANIES & DISTRIBUTORS—3.0%
3,105	W.W. Grainger Inc. (US)	636

TOTAL COMMON STOCKS (Cost $15,262)		17,288

CORPORATE BONDS & NOTES—2.8%
Principal Amount (000s)

AEROSPACE & DEFENSE—0.6%
$115	TransDigm Inc. (US) 7.750%—12/15/2018	129

DIVERSIFIED TELECOMMUNICATION—0.5%
€77	Ziggo Bond Co. BV (NET) 8.000%—05/15/2018[1]	104

HOTELS, RESTAURANTS & LEISURE—0.5%
$108	Marina District Finance Co. Inc. (US) 9.500%—10/15/2015	105

MEDIA—0.2%
39	Nielsen Finance LLC (US) 7.750%—10/15/2018	44

CORPORATE BONDS & NOTES (Continued)
Principal Amount (000s)		Value (000s)
WIRELESS TELECOMMUNICATION SERVICES—1.0%
$199	Crown Castle International Corp. (US) 7.125%—11/01/2019	$219

TOTAL CORPORATE BONDS & NOTES (Cost $569)		601

PREFERRED STOCKS—0.9%
(Cost $171)
Shares
COMMERCIAL BANKS—0.9%
6,847	First Niagara Financial Group Inc. (US)	203

RIGHTS/WARRANTS—0.2%
(Cost $21)
OIL, GAS & CONSUMABLE FUELS—0.2%
11,160	Kinder Morgan Inc. (US)	33

SHORT-TERM INVESTMENTS—15.1%
(Cost $3,254)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$3,254	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $3,321)	3,254

TOTAL INVESTMENTS—99.1% (Cost $19,277)		21,379

CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		203

TOTAL NET ASSETS—100.0%		$21,582

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$309	$—	$—	$309
Automobiles	128	—	—	128
Capital Markets	442	—	—	442
Chemicals	357	—	—	357
Commercial Banks	617	—	—	617
Communications Equipment	521	—	—	521
Computers & Peripherals	1,629	—	—	1,629
Consumer Finance	547	—	—	547
Diversified Telecommunication	—	378	—	378
Electrical Equipment	284	—	—	284
Energy Equipment & Services	413	—	—	413
Food & Staples Retailing	241	—	—	241
Food Products	—	296	—	296
Health Care Providers & Services	871	—	—	871
Insurance	—	435	—	435
Internet & Catalog Retail	632	—	—	632

20

Harbor Flexible Capital Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Internet Software & Services	$215	$—	$—	$215
IT Services	1,084	—	—	1,084
Machinery	642	—	—	642
Media	711	421	—	1,132
Oil, Gas & Consumable Fuels	1,109	—	—	1,109
Pharmaceuticals	459	—	—	459
Real Estate Investment Trusts (REITs)	—	312	—	312
Real Estate Management & Development	—	557	—	557
Software	437	—	—	437
Specialty Retail	2,186	—	—	2,186
Textiles, Apparel & Luxury Goods	419	—	—	419
Trading Companies & Distributors	636	—	—	636
Corporate Bonds & Notes
Aerospace & Defense	—	129	—	129
Diversified Telecommunication	—	104	—	104
Hotels, Restaurants & Leisure	—	105	—	105
Media	—	44	—	44
Wireless Telecommunication Services	—	219	—	219
Preferred Stocks
Commercial Banks	203	—	—	203
Rights/Warrants
Oil, Gas & Consumable Fuels	33	—	—	33
Short-Term Investments
Repurchase Agreements	—	3,254	—	3,254

Total Investments in Securities	$15,125	$6,254	$—	$21,379

There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$33	$—

*	Non-income producing security.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2012, these securities were valued at $104 or 1% of net assets.

BR	Brazil.

FR	France.

HK	Hong Kong.

IE	Ireland.

NET	Netherlands.

SGP	Singapore.

UK	United Kingdom.

US	United States.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

21

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2012 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund and Harbor Flexible Capital Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service (“IRS”); and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible preferred securities other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

22

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and members of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser that uses significant unobservable inputs, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security would be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, although the market quotation is independently received, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of

23

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

The Funds have adopted Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which was established with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. Enhanced disclosures are required to detail any transfers between Level measurement categories and the reasons for such transfers. Additionally, enhanced disclosures are required to provide a description of the sensitivity of recurring Level 3 fair value measurements to changes in the unobservable inputs.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund invested in mortgage- or other asset-backed securities. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Unconstrained Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the

25

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally take place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, such Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Short Sales

During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian, or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund used futures contracts to gain exposure to the fixed income or commodity asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values or commodity prices. Additionally during the period, Harbor Flexible Capital Fund purchased option contracts to manage its exposure to the equity markets. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

27

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Straddle Options

A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

28

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2012 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund is $6,100 and $3,433, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price, and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

29

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of July 31, 2012, the Subsidiary represented approximately $83,269 or approximately 24% of the net assets of Harbor Commodity Real Return Strategy Fund.

Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund

Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Harbor Commodity Real Return Strategy Fund seeks to gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The IRS has issued private letter rulings to other taxpayers concluding that income produced by certain types of commodity-linked notes or a fund’s investment in a controlled foreign corporation (such as the Subsidiary) will constitute qualifying income. The tax treatment of commodity-related derivative instruments may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. In late July 2011, the IRS indicated that the granting of private letter rulings is currently suspended. As a result, the Fund is unable to obtain a private letter ruling with respect to its investments or structure, although, based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to continue to treat its income from commodity-linked securities and the Subsidiary as qualifying income. If the IRS should make an adverse determination relating to the treatment of such income, the Fund

30

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

would likely need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Balance Sheet

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Specifically, ASU 2011-11 will require enhanced disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of a fund’s financial statements to evaluate the effect or potential effect of netting arrangements on a fund’s financial position. ASU 2011-11 will become effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2012 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund (Consolidated)	$452,644	$8,589	$(1,842)	$6,747
Harbor Unconstrained Bond Fund	30,439	1,043	(419)	624
Harbor Flexible Capital Fund*	19,277	2,382	(280)	2,102

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

31

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.SM.0712

Quarterly Schedule of Portfolio Holdings

July 31, 2012

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor Emerging Markets Debt Fund	HAEDX	HREDX	—

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	—

Harbor Real Return Fund	HARRX	HRRRX	—

Harbor Money Market Fund	HARXX	HRMXX	—

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 6.7%)

CONVERTIBLE BONDS—86.7%
Principal Amount (000s)		Value (000s)

AEROSPACE & DEFENSE—2.1%
	Alliant Techsystems Inc.
$1,000	3.000%—08/15/2024	$1,001

AEROSPACE & DEFENSE—Continued
	L-3 Communications Holdings Inc.
$1,050	3.000%—08/01/2035	$1,044

		2,045

AUTO COMPONENTS—1.0%
	Meritor Inc.
1,100	4.625%—03/01/2026[1]	962

BEVERAGES—1.5%
	Molson Coors Brewing Co.
1,450	2.500%—07/30/2013	1,486

BIOTECHNOLOGY—2.6%
	Amgen Inc.
1,000	0.375%—02/01/2013	1,111
	Gilead Sciences Inc.
1,125	1.000%—05/01/2014	1,460

		2,571

BUILDING PRODUCTS—2.3%
	Lennar Corp.
1,875	2.000%—12/01/2020[2]	2,287

COMMERCIAL SERVICES & SUPPLIES—1.0%
	Covanta Holding Corp.
800	3.250%—06/01/2014	946

COMMUNICATIONS EQUIPMENT—1.1%
	Arris Group Inc.
1,050	2.000%—11/15/2026	1,101

CONSUMER FINANCE—1.1%
	Euronet Worldwide Inc.
1,050	3.500%—10/15/2025	1,058

CONTAINERS & PACKAGING—2.0%
	Owens-Brockway Glass Container Inc.
2,030	3.000%—06/01/2015[2]	1,964

DIVERSIFIED FINANCIAL SERVICES—1.7%
	Affiliated Managers Group Inc.
1,550	3.950%—08/15/2038	1,682

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
	TW Telecom Inc.
350	2.375%—04/01/2026	485

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
	General Cable Corp.
1,875	0.875%—11/15/2013	1,821

ENERGY EQUIPMENT & SERVICES—6.3%
	Bristow Group Inc.
2,100	3.000%—06/15/2038	2,147
	Exterran Energy Corp.
725	4.750%—01/15/2014	714
	Exterran Holdings Inc.
1,750	4.250%—06/15/2014	1,746
	Hornbeck Offshore Services Inc.
1,550	1.625%—11/15/2026[1]	1,680

		6,287

FOOD PRODUCTS—1.2%
	Archer-Daniels-Midland Co.
1,200	0.875%—02/15/2014	1,206

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—5.3%
	Alere Inc.
$1,650	3.000%—05/15/2016	$1,506
	Hologic Inc.
1,550	2.000%—03/01/2042[1]	1,463
	Medtronic Inc.
800	1.625%—04/15/2013	809
	NuVasive Inc.
1,525	2.750%—07/01/2017	1,441

		5,219

HEALTH CARE PROVIDERS & SERVICES—4.8%
	Health Care REIT Inc.
1,000	3.000%—12/01/2029	1,238
	LifePoint Hospitals Inc.
1,550	3.500%—05/15/2014	1,639
	Omnicare Inc.
2,000	3.250%—12/15/2035	1,932

		4,809

HOTELS, RESTAURANTS & LEISURE—4.4%
	Gaylord Entertainment Co.
750	3.750%—10/01/2014[2]	1,076
	Host Hotels & Resorts LP
500	3.250%—04/15/2024[2]	548
	International Game Technology
900	3.250%—05/01/2014	947
	MGM Resorts International
1,850	4.250%—04/15/2015	1,836

		4,407

HOUSEHOLD DURABLES—0.5%
	Griffon Corp.
575	4.000%—01/15/2017[2]	548

INDUSTRIAL CONGLOMERATES—1.2%
	Siemens Financieringsmaatschappij NV
1,250	1.050%—08/16/2017	1,219

INTERNET SOFTWARE & SERVICES—1.3%
	WebMD Health Corp.
1,575	2.500%—01/31/2018	1,286

LEISURE EQUIPMENT & PRODUCTS—1.5%
	Live Nation Entertainment Inc.
1,500	2.875%—07/15/2027	1,453

LIFE SCIENCES TOOLS & SERVICES—4.9%
	Charles River Laboratories International Inc.
1,575	2.250%—06/15/2013	1,581
	Illumina Inc.
1,925	0.250%—03/15/2016[2]	1,759
	Integra LifeSciences Holdings Corp.
1,525	1.625%—12/15/2016	1,517

		4,857

MACHINERY—3.0%
	Greenbrier Cos. Inc.
700	3.500%—04/01/2018	627
	Navistar International Corp.
250	3.000%—10/15/2014	222
	Trinity Industries Inc.
2,050	3.875%—06/01/2036	2,089

		2,938

MEDIA—4.4%
	Central European Media Enterprises Ltd.
$1,500	5.000%—11/15/2015	$1,346
	Inmarsat plc
1,100	1.750%—11/16/2017	1,343
	Liberty Media LLC
1,000	3.125%—03/30/2023	1,249
	XM Satellite Radio Inc.
300	7.000%—12/01/2014[2]	425

		4,363

METALS & MINING—0.5%
	ArcelorMittal
525	5.000%—05/15/2014	548

OIL, GAS & CONSUMABLE FUELS—8.7%
	Bill Barrett Corp.
750	5.000%—03/15/2028	754
	Chesapeake Energy Corp.
2,200	2.500%—05/15/2037	1,936
	Goodrich Petroleum Corp.
2,450	5.000%—10/01/2029	2,260
	Helix Energy Solutions Group Inc.
1,250	3.250%—12/15/2025	1,256
	Hercules Offshore Inc.
900	3.375%—06/01/2038[1]	897
	PetroBakken Energy Ltd.
1,600	3.125%—02/08/2016	1,587

		8,690

PHARMACEUTICALS—0.9%
	Teva Pharmaceutical Finance LLC
850	0.250%—02/01/2026	911

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.4%
	Boston Properties LP
900	3.625%—02/15/2014[2]	991
	ProLogis LP
1,300	3.250%—03/15/2015	1,437

		2,428

ROAD & RAIL—1.6%
	Avis Budget Group Inc.
1,350	3.500%—10/01/2014	1,628

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.4%
	Advanced Micro Devices Inc.
2,500	6.000%—05/01/2015	2,534
	Linear Technology Corp.
1,050	3.000%—05/01/2027	1,103
	Micron Technology Inc.
1,575	1.875%—06/01/2014	1,563
	SanDisk Corp.
1,150	1.000%—05/15/2013	1,144

		6,344

SOFTWARE—2.0%
	Electronic Arts Inc.
1,725	0.750%—07/15/2016	1,538
	Rovi Corp.
425	2.625%—02/15/2040	410

		1,948

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—1.9%
	Group 1 Automotive Inc.
$1,675	2.250%—06/15/2036[1]	$1,851

TEXTILES, APPAREL & LUXURY GOODS—2.0%
	Iconix Brand Group Inc.
2,000	2.500%—06/01/2016[2]	1,955

WIRELESS TELECOMMUNICATION SERVICES—2.8%
	Leap Wireless International Inc.
2,175	4.500%—07/15/2014	2,055
	SBA Communications Corp.
530	1.875%—05/01/2013	763

		2,818

TOTAL CONVERTIBLE BONDS (Cost $85,040)		86,121

CORPORATE BONDS & NOTES—6.6%
AUTO COMPONENTS—0.7%
	American Axle & Manufacturing Inc.
450	7.875%—03/01/2017	468
	Goodyear Tire & Rubber Co.
225	7.000%—05/15/2022	231

		699

COMMERCIAL SERVICES & SUPPLIES—0.1%
	Iron Mountain Inc.
100	8.375%—08/15/2021	111

CONTAINERS & PACKAGING—0.3%
	Reynolds Group Issuer Inc.
250	9.875%—08/15/2019[2]	265

DIVERSIFIED FINANCIAL SERVICES—0.7%
	CIT Group Inc.
600	5.000%—05/15/2017-08/15/2022	618
100	5.250%—03/15/2018	106

		724

DIVERSIFIED TELECOMMUNICATION—1.1%
	CenturyLink Inc.
500	5.800%—03/15/2022	531
	Frontier Communications Corp.
500	8.500%—04/15/2020	544

		1,075

HEALTH CARE PROVIDERS & SERVICES—0.5%
	DaVita Inc.
500	6.625%—11/01/2020	532

MACHINERY—0.5%
	Terex Corp.
$425	6.500%—04/01/2020	$441

MEDIA—0.7%
	Mediacom Capital Corp.
500	7.250%—02/15/2022	523
	Virgin Media Finance plc
200	5.250%—02/15/2022	208

		731

OIL, GAS & CONSUMABLE FUELS—0.7%
	AmeriGas Finance LLC
200	6.750%—05/20/2020	212
	Copano Energy LLC
200	7.125%—04/01/2021	209
	Plains Exploration & Production Co.
250	6.125%—06/15/2019	260

		681

SPECIALTY RETAIL—0.7%
	Limited Brands Inc.
300	5.625%—02/15/2022	316
	Sally Holdings LLC
350	5.750%—06/01/2022	376

		692

TEXTILES, APPAREL & LUXURY GOODS—0.6%
	Hanesbrands Inc.
550	6.375%—12/15/2020	591

TOTAL CORPORATE BONDS & NOTES (Cost $6,238)		6,542

SHORT-TERM INVESTMENTS—6.2%
(Cost $6,181)
REPURCHASE AGREEMENTS
6,181	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $6,309)	6,181

TOTAL INVESTMENTS—99.5% (Cost $97,459)		98,844

CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		485

TOTAL NET ASSETS—100.0%		$99,329

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Step coupon security.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2012, these securities were valued at $11,818 or 12% of net assets.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments by Country (% of net assets)

(Excludes net cash, short-term investments, and forward positions of 8.6%)

ARGENTINA—2.3%
Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—0.7%
		Capex SA
	$103	10.000%—03/10/2018[1]	$61

	FOREIGN GOVERNMENT OBLIGATIONS—1.6%
		Argentine Republic Government International Bond
ARD$	38	5.830%—12/31/2033[2,3]	7
	€77	7.820%—12/31/2033	51
	56	7.820%—12/31/2033[2]	36
	$20	8.280%—12/31/2033	13
	13	8.750%—06/02/2017	12

			119

		Argentine Republic Government International GDP-Linked Bond[4]
	€98	1.000%—12/15/2035[2]	12

			131

	TOTAL ARGENTINA (Cost $266)		192

BRAZIL—7.8%
Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—2.7%
		BR Malls International Finance Ltd.
	$70	8.500%—01/21/2016[5]	$73
		General Shopping Finance Ltd.
	48	10.000%—11/09/2015[1,5]	48
		Petrobras International Finance Co.
	29	2.875%—02/06/2015	29
	23	5.375%—01/27/2021	26

			55

		Vale Overseas Ltd.
	40	4.625%—09/15/2020	43

			219

	CREDIT-LINKED NOTES—2.4%
		Brazil Notas Do Tesouro Nacional Serie F
R$	400	10.000%—0101/20021	201

	FOREIGN GOVERNMENT OBLIGATIONS—2.7%
		Brazil Notas Do Tesouro Nacional Serie B
	40	6.000%—05/15/2015[3]	46
		Brazil Notas Do Tesouro Nacional Serie F
	4	10.000%—01/01/2014	2
		Brazilian Government International Bond
	$45	7.125%—01/20/2037	69
		European Bank for Reconstruction & Development MTN[6]
R$	200	9.000%—04/28/2014	103

			220

	TOTAL BRAZIL (Cost $666)		640

CHILE—0.6%
	(Cost $48)
	FOREIGN GOVERNMENT OBLIGATIONS—0.6%
		Corp. Nacional del Cobre de Chile
	$39	5.625%—09/21/2035[1]	48

CHINA—1.2%
	(Cost $101)
	CORPORATE BONDS & NOTES—1.2%
		Kaisa Group Holdings Ltd.
	100	13.500%—04/28/2015	98

COLOMBIA—6.9%
	CORPORATE BONDS & NOTES—1.3%
		BanColombia SA
	50	6.125%—07/26/2020	54
		Ecopetrol SA
	30	7.625%—07/23/2019	39
		Empresa de Energia de Bogota SA
	15	6.125%—11/10/2021[1]	16

			109

	CREDIT-LINKED NOTES—1.3%
		Colombian TES
COL$	150,000	11.000%—07/27/2020	107

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

COLOMBIA—Continued
Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—4.3%
		Colombia Government International Bond
COL$	44,000	7.750%—04/14/2021	$31
	$85	8.125%—05/21/2024	128
COL$	133,000	12.000%—10/22/2015	93

			252

		Republic of Colombia
	111,000	9.850%—06/28/2027	98

			350

	TOTAL COLOMBIA (Cost $516)		566

EL SALVADOR—0.3%
	FOREIGN GOVERNMENT OBLIGATIONS—0.3%
		El Salvador Government International Bond
	$10	7.650%—06/15/2035	11
	10	7.750%—01/24/2023	11

	TOTAL EL SALVADOR (Cost $21)		22

HONG KONG—0.6%
	(Cost $50)
	CORPORATE BONDS & NOTES—0.6%
		Hutchison Whampoa International 10 Ltd.
	50	6.000%—10/28/2015[2,5]	52

HUNGARY—1.9%
	FOREIGN GOVERNMENT OBLIGATIONS—1.9%
		Hungary Government Bond
HUD$	480	5.500%—02/12/2014	2
	8,610	6.750%—02/12/2013-11/24/2017	37
	4,000	7.000%—06/24/2022	17
	4,280	7.500%—10/24/2013-11/12/2020	19
	8,600	8.000%—02/12/2015	39

			114

		Hungary Government International Bond
	€3	3.500%—07/18/2016	3
	8	4.375%—07/04/2017	9
	7	4.500%—01/29/2014	9
	£2	5.000%—03/30/2016	3
	1	5.500%—05/06/2014	1
	€13	5.750%—06/11/2018	15

			40

	TOTAL HUNGARY (Cost $160)		154

INDONESIA—5.9%
	CORPORATE BONDS & NOTES—0.6%
		Bumi Investment Pte Ltd. MTN[6]
	$50	10.750%—10/06/2017	51

	CREDIT-LINKED NOTES—2.9%
		Indonesia Treasury Bond
IDR$	1,900,000	8.250%—07/15/2021	236

	FOREIGN GOVERNMENT OBLIGATIONS—2.4%
		European Bank for Reconstruction & Development MTN[6]
	200,000	7.200%—06/08/2016	22

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		Indonesia Government International Bond
	$100	11.625%—03/04/2019	$152
		Inter-American Development Bank MTN[6]
IDR$	200,000	0.000%—08/20/2015[7]	18

			192

	TOTAL INDONESIA (Cost $475)		479

KAZAKHSTAN—1.5%
	CORPORATE BONDS & NOTES—0.1%
		BTA Bank JSC
	$46	0.000%—07/01/2018*	8

	FOREIGN GOVERNMENT OBLIGATIONS—1.4%
		KazMunayGas National Co.
	100	7.000%—05/05/2020	119

	TOTAL KAZAKHSTAN (Cost $149)		127

MALAYSIA—6.9%
	FOREIGN GOVERNMENT OBLIGATIONS—6.9%
		Malaysia Government Bond
MYR$	100	3.197%—10/15/2015	32
	20	3.314%—10/31/2017	6
	60	3.418%—08/15/2022	19
	30	3.741%—02/27/2015	10
	60	4.012%—09/15/2017	20
	20	4.160%—07/15/2021	7
	960	4.262%—09/15/2016	320
	20	4.392%—04/15/2026	7

			421

		Petronas Capital Ltd.
	$100	7.875%—05/22/2022	142

	TOTAL MALAYSIA (Cost $558)		563

MEXICO—11.1%
	CORPORATE BONDS & NOTES—1.8%
		Axtel SAB de CV
	20	7.625%—02/01/2017[1]	11
		Cemex SAB de CV
	100	9.000%—01/11/2018	94
		Grupo Televisa SAB
	30	8.500%—03/11/2032	44

			149

	FOREIGN GOVERNMENT OBLIGATIONS—9.3%
		Mexican Bonos
MEX$	750	6.000%—06/18/2015	58
	2,658	6.500%—06/10/2021-06/09/2022	220
	40	7.750%—12/14/2017-11/13/2042	4
	2,072	8.000%—12/17/2015-06/11/2020	186
	335	8.500%—11/18/2038	32

			500

		Mexican Udibonos
	396	2.500%—12/10/2020[3]	33
	95	5.000%—06/16/2016[3]	8

			41

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

MEXICO—Continued
Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		Mexico Government International Bond
	$52	5.750%—10/12/2110	$66
		Mexico Government International Bond MTN[6]
	20	6.050%—01/11/2040	28
	31	6.750%—09/27/2034	45
	14	7.500%—04/08/2033	22
	36	8.300%—08/15/2031	59

			154

		Petroleos Mexicanos
MEX$	30	7.650%—11/24/2021[1]	2

			763

	TOTAL MEXICO (Cost $861)		912

PANAMA—1.4%
	FOREIGN GOVERNMENT OBLIGATIONS—1.4%
		Panama Government International Bond
	$8	6.700%—01/26/2036	12
	5	8.125%—04/28/2034	7
	2	8.875%—09/30/2027	3
	56	9.375%—04/01/2029	95

	TOTAL PANAMA (Cost $102)		117

PERU—3.1%
	CORPORATE BONDS & NOTES—2.2%
		Banco de Credito del Peru
	50	5.375%—09/16/2020[1]	53
		Southern Copper Corp.
	48	6.750%—04/16/2040	56
		Volcan Cia Minera SAA
	65	5.375%—02/02/2022[1]	71

			180

	FOREIGN GOVERNMENT OBLIGATIONS—0.9%
		Peruvian Government International Bond
	20	6.550%—03/14/2037	29
PER$	30	7.840%—08/12/2020	14
	10	8.200%—08/12/2026	5
	$15	8.750%—11/21/2033	26

			74

	TOTAL PERU (Cost $228)		254

PHILIPPINES—1.0%
	(Cost $67)
	FOREIGN GOVERNMENT OBLIGATIONS—1.0%
		Philippine Government International Bond
	46	9.500%—02/02/2030	79

POLAND—6.5%
	FOREIGN GOVERNMENT OBLIGATIONS—6.5%
		Poland Government Bond
PLN$	560	0.000%—01/25/2013-01/25/2014[7]	161
	191	3.000%—08/24/2016[3]	59
	60	5.250%—10/25/2020	19
POLAND—Continued
Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		Poland Government Bond—Continued
PLN$	310	5.500%—04/25/2015	$96
	180	5.750%—10/25/2021-09/23/2022	57
	10	6.250%—10/24/2015	3

			395

		Poland Government International Bond
	$26	5.000%—03/23/2022	30
	13	5.125%—04/21/2021	15
	73	6.375%—07/15/2019	89

			134

	TOTAL POLAND (Cost $531)		529

QATAR—2.0%
	FOREIGN GOVERNMENT OBLIGATIONS—2.0%
		Qatar Government International Bond
	100	6.400%—01/20/2040	138
	15	9.750%—06/15/2030	26

	TOTAL QATAR (Cost $140)		164

ROMANIA—0.3%
	(Cost $23)
	FOREIGN GOVERNMENT OBLIGATIONS—0.3%
		Romanian Government International Bond MTN[6]
	22	6.750%—02/07/2022	23

RUSSIA—5.6%
	CREDIT-LINKED NOTES—1.9%
		Russian Federal Bond—OFZ
RUS$	5,000	7.400%—06/14/2017	154

	FOREIGN GOVERNMENT OBLIGATIONS—3.7%
		European Investment Bank MTN[6]
	1,100	6.500%—12/15/2015	34
		Russian Foreign Bond—Eurobond
	$158	7.500%—03/31/2030[8]	197
	2	11.000%—07/24/2018	3
	35	12.750%—06/24/2028	67

			267

			301

	TOTAL RUSSIA (Cost $460)		455

SINGAPORE—1.3%
	(Cost $104)
	CORPORATE BONDS & NOTES—1.3%
		PSA International Pte Ltd. MTN[6]
	100	3.875%—02/11/2021	108

SOUTH AFRICA—6.9%
	FOREIGN GOVERNMENT OBLIGATIONS—6.9%
		South Africa Government Bond
ZAR$	1,610	6.750%—03/31/2021	197
	190	7.000%—02/28/2031	21
	50	7.250%—01/15/2020	6

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

SOUTH AFRICA—Continued
Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		South Africa Government Bond—Continued
ZAR$	1,600	8.000%—12/21/2018	$212
	60	8.250%—09/15/2017	8
	30	13.500%—09/15/2015	4

			448

		South Africa Government International Bond
	$100	5.500%—03/09/2020	119

	TOTAL SOUTH AFRICA (Cost $564)		567

THAILAND—2.8%
	FOREIGN GOVERNMENT OBLIGATIONS—2.8%
		Thailand Government Bond
THD$	791	1.200%—07/14/2021[3]	25
	260	2.800%—10/10/2017	8
	4,165	3.125%—12/11/2015	133
	1,010	3.250%—06/16/2017	32
	510	3.625%—05/22/2015	16
	350	3.650%—12/17/2021	12

	TOTAL THAILAND (Cost $231)		226

TURKEY—7.5%
	CORPORATE BONDS & NOTES—1.0%
		Yuksel Insaat AS
	$100	9.500%—11/10/2015	84

	FOREIGN GOVERNMENT OBLIGATIONS—6.5%
		Turkey Government Bond
TRD$	370	0.000%—05/15/2013-07/17/2013[7]	193
	35	4.000%—04/29/2015[3]	20
	61	4.500%—02/11/2015[3]	35
	220	9.000%—03/05/2014-03/08/2017	127
	26	9.000%—05/21/2014[3]	16

			391

		Turkey Government International Bond
	$71	6.875%—03/17/2036	91
	23	7.000%—06/05/2020	28
	16	7.250%—03/05/2038	21

			140

			531

	TOTAL TURKEY (Cost $598)		615

UKRAINE—1.1%
	(Cost $104)
	FOREIGN GOVERNMENT OBLIGATIONS—1.1%
		Ukreximbank Via Biz Finance plc
	100	8.375%—04/27/2015	94

UNITED ARAB EMIRATES—2.0%
Principal Amount (000s)			Value (000s)

	CORPORATE BONDS & NOTES—2.0%
		Dolphin Energy Ltd.
	$80	5.888%—06/15/2019	$90
		Dubai Holding Commercial Operations MTN Ltd.[6]
	£50	6.000%—02/01/2017	70

	TOTAL UNITED ARAB EMIRATES (Cost $151)		160

URUGUAY—0.7%
	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Uruguay Government International Bond
	$2	7.625%—03/21/2036	4
	8	7.875%—01/15/2033	12
	26	8.000%—11/18/2022	38

	TOTAL URUGUAY (Cost $48)		54

VENEZUELA—2.2%
	FOREIGN GOVERNMENT OBLIGATIONS—2.2%
		Petroleos de Venezuela SA
	166	4.900%—10/28/2014	145
	2	5.000%—10/28/2015	1
	9	5.250%—04/12/2017	7
	13	8.500%—11/02/2017	11

			164

		Venezuela Government International Bond
	10	7.000%—12/01/2018	8
	10	8.500%—10/08/2014	10

			18

	TOTAL VENEZUELA (Cost $172)		182

SHORT-TERM INVESTMENTS—6.4%
	(Cost $523)
	REPURCHASE AGREEMENTS
	523	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $534)	523

	TOTAL INVESTMENTS—97.8% (Cost $7,917)		8,003

	CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		182

	TOTAL NET ASSETS—100.0%		$8,185

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Citibank, N.A.	$10	$10	08/02/2012	$—
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	1	1	08/02/2012	—
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	192	188	08/02/2012	4
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	166	166	09/05/2012	—
Brazilian Real (Sell)	Citibank, N.A.	10	10	08/02/2012	—
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	10	10	08/02/2012	—
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	183	183	08/02/2012	—
British Pound Sterling (Sell)	Morgan Stanley and Co. Inc.	74	73	08/31/2012	(1)
Colombian Peso (Buy)	Morgan Stanley and Co. Inc.	8	8	08/16/2012	—
Colombian Peso (Sell)	Morgan Stanley and Co. Inc.	49	49	08/16/2012	—
Colombian Peso (Sell)	Morgan Stanley and Co. Inc.	50	50	08/24/2012	—
Colombian Peso (Sell)	States Street Bank & Trust	50	50	08/24/2012	—
Euro Currency (Sell)	Morgan Stanley and Co. Inc.	128	127	08/31/2012	(1)
Mexican Peso (Buy)	Morgan Stanley and Co. Inc.	5	5	08/23/2012	—
Mexican Peso (Buy)	Morgan Stanley and Co. Inc.	4	4	08/23/2012	—
Mexican Peso (Buy)	States Street Bank & Trust	6	6	08/23/2012	—
Philippine Peso (Buy)	Morgan Stanley and Co. Inc.	16	15	09/06/2012	1
Russian Ruble (Buy)	Morgan Stanley and Co. Inc.	169	177	08/16/2012	(8)
Russian Ruble (Buy)	Morgan Stanley and Co. Inc.	30	30	08/16/2012	—
Russian Ruble (Buy)	Morgan Stanley and Co. Inc.	20	20	10/22/2012	—

					$(5)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Corporate Bonds & Notes
Argentina	$—	$61	$—	$61
Brazil	—	219	—	219
China	—	98	—	98
Colombia	—	109	—	109
Hong Kong	—	52	—	52
Indonesia	—	51	—	51
Kazakhstan	—	8	—	8
Mexico	—	149	—	149
Peru	—	180	—	180
Singapore	—	108	—	108
Turkey	—	84	—	84
United Arab Emirates	—	160	—	160
Credit-Linked Notes
Brazil	—	201	—	201
Colombia	—	107	—	107
Indonesia	—	236	—	236
Russia	—	154	—	154
Foreign Government Obligations
Argentina	—	131	—	131
Brazil	—	220	—	220
Chile	—	48	—	48
Colombia	—	350	—	350
El Salvador	—	22	—	22
Hungary	—	154	—	154
Indonesia	—	192	—	192
Kazakhstan	—	119	—	119
Malaysia	—	563	—	563
Mexico	—	763	—	763
Panama	—	117	—	117
Peru	—	74	—	74
Philippines	—	79	—	79
Poland	—	529	—	529

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Qatar	$—	$164	$—	$164
Romania	—	23	—	23
Russia	—	301	—	301
South Africa	—	567	—	567
Thailand	—	226	—	226
Turkey	—	531	—	531
Ukraine	—	94	—	94
Uruguay	—	54	—	54
Venezuela	—	182	—	182
Short-Term Investments
Repurchase Agreements	—	523	—	523

Total Investments in Securities	$—	$8,003	$—	$8,003

Liability Category
Investments in Other Financial Instruments
Forward Currency Contracts	$—	$(5)	$—	$(5)

Total Investments in Other Financial Instruments	$—	$(5)	$—	$(5)

Total Investments	$—	$7,998	$—	$7,998

There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund's derivative instruments categorized by risk exposure as of July 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$5	$(10)

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2012, these securities were valued at $310 or 4% of net assets.

2	Variable rate security. The stated rate represents the rate in effect at July 31, 2012.

3	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

4	Security is linked to the Argentine gross domestic product (“GDP”) and does not pay principal over the life of security or at expiration. Security entitles holder to receive only variable payments, subject to certain conditions, which are based on growth of Argentine GDP and the principal or “notional” value of this GDP-linked security.

5	Perpetuity bond. The maturity date represents the next callable date.

6	MTN after the name of a security stands for Medium Term Note.

7	Zero coupon bond.

8	Step coupon security.

ARD$	Argentine Peso.

R$	Brazilian Real.

£	British Pound.

COL$	Colombian Peso.

€	Euro.

HUD$	Hungarian Forint.

IDR$	Indonesian Rupiah.

MYR$	Malaysian Ringgit.

MEX$	Mexican Peso.

PER$	Peruvian Nuevosol.

PLN$	Polish Zloty.

RUS$	Russian Ruble.

ZAR$	South African Rand.

THD$	Thailand Baht.

TRD$	Turkish Lira.

The accompanying notes are an integral part of the Xxxx.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 9.0%)

BANK LOAN OBLIGATIONS—6.4%
Principal Amount (000s)		Value (000s)

AEROSPACE & DEFENSE—0.3%
	Sequa Corp. Term Loan
$2,500	3.72%—12/03/2014[1]	$2,480
3,184	6.25%—12/03/2014[1]	3,200

		5,680

CAPITAL MARKETS—0.6%
	Nuveen Investments Inc. First-Lien Term Loan
7,720	5.96%—05/13/2017[1]	7,707
6,350	8.25%—03/28/2019[1]	6,406

		14,113

COMMERCIAL SERVICES & SUPPLIES—0.8%
	Alix Partners LLP Term Loan B2
5,000	6.50%—05/29/2019[1]	4,983
	Asurion Corp. Second-Lien Term Loan
8,048	9.00%—05/24/2019[1]	8,356
	Asurion LLC First-Lien Term Loan
2,000	5.50%—05/24/2018[1]	1,999
	ServiceMaster Co. Delayed Term Loan
263	2.75%—07/24/2014[1]	262
3,620	2.82%—07/24/2014[1]	3,607

		3,869

		19,207

CONTAINERS & PACKAGING—0.1%
	Reynolds Group Issuer Inc. Tranche Term Loan C
1,273	6.50%—08/09/2018[1]	1,293

DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
	US TelePacific Inc. Term Loan
3,214	5.75%—02/18/2017[1]	3,024

ELECTRIC UTILITIES—0.3%
	LS Power Funding Corp. Term Loan
6,400	5.50%—06/28/2019[1,2]	6,372

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
	Generac Power Systems Term Loan B
6,600	6.25%—06/09/2018[1]	6,629

FOOD & STAPLES RETAILING—0.4%
	US Foods Inc. Term Loan B
10,219	5.75%—03/31/2017—05/06/2017[1]	9,770

FOOD PRODUCTS—0.4%
	BJ’s Wholesale Club Inc.
	Hybrid Term Loan
7,947	5.25%—09/28/2018[1]	8,002

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Hologic Inc.
	Term Loan B
5,100	4.50%—07/19/2019[1,2]	5,138

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—0.4%
	MultiPlan Inc.
	Term Loan B
$10,170	4.75%—08/26/2017[1]	$10,142

HOTELS, RESTAURANTS & LEISURE—0.1%
	MGM Resorts International
	Term Loan C
2,700	5.00%—02/23/2015[1,2]	2,730

HOUSEHOLD PRODUCTS—0.3%
	Jostens
	Term Loan
5,928	5.25%—12/28/2016[1]	5,763

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
	GenOn Energy Inc.
	Term Loan
1,914	6.00%—09/20/2017[1]	1,934

LIFE SCIENCES TOOLS & SERVICES—0.3%
	Quintiles Transnational Corp.
	Term Loan
7,000	7.50%—02/22/2017[1]	7,105

MACHINERY—0.1%
	Rexnord Corp.
	Hybrid Term Loan
2,487	5.00%—04/02/2018[1]	2,508

MEDIA—0.7%
	Cequel Communications Holdings I LLC
	Term Loan B
2,244	4.00%—02/11/2019[1]	2,230
	Cumulus Media Inc.
	First-Lien Term Loan
3,979	5.75%—09/17/2018[1]	4,005
	Second-Lien Term Loan
2,000	7.50%—02/11/2019[1]	2,021

		6,026

	Intelsat Jackson Holdings SA
	Term Loan B
1,800	3.25%—02/02/2014[1]	1,779
	Wide Open West Finance LLP
	First-Lien Term Loan
5,000	6.25%—07/12/2018[1,2]	4,960

		14,995

OIL, GAS & CONSUMABLE FUELS—0.2%
	Chesapeake Energy Corp.
	Term Loan
3,900	8.50%—12/02/2017[1,2]	3,896

SOFTWARE—0.1%
	Lawson Software Inc.
	Term Loan B
2,993	6.25%—04/18/2018[1]	3,025

SPECIALTY RETAIL—0.6%
	Academy Finance Corp.
	Initial Term Loan
6,233	6.00%—08/03/2018[1]	6,280
	Savers Inc.
	Term Loan B
3,500	6.75%—06/27/2019[1]	3,538

SPECIALTY RETAIL—Continued
	Toys R Us Inc.
	Term Loan B
$4,913	6.00%—09/01/2016[1]	$4,673

		14,491

TOTAL BANK LOAN OBLIGATIONS (Cost $143,873)		145,817

CONVERTIBLE BONDS—0.6%
CONTAINERS & PACKAGING—0.1%
	Owens-Brockway Glass Container Inc.
2,175	3.000%—06/01/2015[3]	2,104

ENERGY EQUIPMENT & SERVICES—0.0%
	Exterran Holdings Inc.
500	4.250%—06/15/2014	498
	Hornbeck Offshore Services Inc.
525	1.625%—11/15/2026[4]	569

		1,067

HEALTH CARE PROVIDERS & SERVICES—0.1%
	Omnicare Inc.
1,450	3.250%—12/15/2035	1,401

INTERNET SOFTWARE & SERVICES—0.2%
	WebMD Health Corp.
4,175	2.250%—03/31/2016	3,820

MACHINERY—0.1%
	Trinity Industries Inc.
1,325	3.875%—06/01/2036	1,350

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
	Advanced Micro Devices Inc.
2,894	6.000%—05/01/2015	2,934

TEXTILES, APPAREL & LUXURY GOODS—0.0%
	Iconix Brand Group Inc.
1,025	2.500%—06/01/2016[3]	1,002

TOTAL CONVERTIBLE BONDS (Cost $13,598)		13,678

CORPORATE BONDS & NOTES—84.0%
AEROSPACE & DEFENSE—0.8%
	Esterline Technologies Corp.
5,000	7.000%—08/01/2020	5,550
	Sequa Corp.
7,800	11.750%—12/01/2015[3]	8,239
	Spirit Aerosystems Inc.
4,000	6.750%—12/15/2020	4,380
	TransDigm Inc.
1,000	7.750%—12/15/2018	1,120

		19,289

AUTO COMPONENTS—3.0%
	Allison Transmission Inc.
10,750	7.125%—05/15/2019[3]	11,355
	American Axle & Manufacturing Holding Inc.
2,025	9.250%—01/15/2017[3]	2,275

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

AUTO COMPONENTS—Continued
	American Axle & Manufacturing Inc.
$6,850	7.875%—03/01/2017	$7,124
	Cooper-Standard Automotive Inc.
2,575	8.500%—05/01/2018	2,791
	Dana Holding Corp.
900	6.500%—02/15/2019	960
5,700	6.750%—02/15/2021	6,163

		7,123

	Delphi Corp.
11,475	6.125%—05/15/2021	12,579
	Goodyear Tire & Rubber Co.
4,500	7.000%—05/15/2022	4,618
6,320	8.750%—08/15/2020	6,968

		11,586

	Lear Corp.
2,070	7.875%—03/15/2018	2,274
4,320	8.125%—03/15/2020	4,887

		7,161

	Meritor Inc.
1,150	8.125%—09/15/2015	1,186
	Tenneco Inc.
5,705	6.875%—12/15/2020	6,183

		69,363

AUTOMOBILES—0.4%
	AutoNation Inc.
6,000	5.500%—02/01/2020	6,330
1,650	6.750%—04/15/2018	1,842

		8,172

BEVERAGES—0.2%
	Constellation Brands Inc.
4,750	7.250%—09/01/2016-05/15/2017	5,493

CAPITAL MARKETS—0.4%
	Neuberger Berman Group LLC
6,500	5.875%—03/15/2022[3]	6,906
	Nuveen Investments Inc.
3,150	10.500%—11/15/2015	3,213

		10,119

CHEMICALS—1.4%
	Ferro Corp.
3,435	7.875%—08/15/2018	3,246
	Huntsman International LLC
8,765	5.500%—06/30/2016	8,809
	Lyondellbasell Industries NV
9,500	5.000%—04/15/2019	10,355
	PolyOne Corp.
8,600	7.375%—09/15/2020	9,438

		31,848

COMMERCIAL BANKS—1.2%
	CIT Group Inc.
4,650	4.250%—08/15/2017	4,650
5,000	5.250%—04/01/2014[3]	5,238
5,500	5.500%—02/15/2019[3]	5,816
10,787	7.000%—05/02/2016-05/02/2017[3]	10,854

		26,558

COMMERCIAL SERVICES & SUPPLIES—5.8%
	ARAMARK Corp.
$19,780	8.500%—02/01/2015	$20,275
	ARAMARK Holdings Corp.
11,300	8.625%—05/01/2016[3]	11,583
	Ashtead Capital Inc.
4,150	6.500%—07/15/2022[3]	4,332
5,430	9.000%—08/15/2016[3]	5,613

		9,945

	Brickman Group Holdings Inc.
1,850	9.125%—11/01/2018[3]	1,843
	Covanta Holding Corp.
6,900	6.375%—10/01/2022	7,440
	Geo Group Inc.
2,000	7.750%—10/15/2017	2,165
	Hertz Corp.
650	6.750%—04/15/2019	686
500	7.375%—01/15/2021	542
6,250	7.500%—10/15/2018	6,773

		8,001

	Interline Brands Inc.
2,400	7.000%—11/15/2018	2,562
	Iron Mountain Inc.
2,950	6.625%—01/01/2016	2,969
1,660	8.000%—06/15/2020	1,776

		4,745

	RR Donnelley & Sons Co.
2,500	7.250%—05/15/2018	2,487
1,600	7.625%—06/15/2020	1,580

		4,067

	RSC Equipment Rental Inc.
4,150	8.250%—02/01/2021	4,523
850	10.250%—11/15/2019	963

		5,486

	ServiceMaster Co.
8,350	8.000%—02/15/2020	9,300
9,428	10.750%—07/15/2015[1,3]	9,734

		19,034

	United Rentals North America Inc.
3,450	9.250%—12/15/2019	3,881
2,250	10.875%—06/15/2016	2,543

		6,424

	UR Financing Escrow Corp.
5,650	5.750%—07/15/2018[3]	5,918
5,450	7.625%—04/15/2022[3]	5,811

		11,729

	West Corp.
8,650	7.875%—01/15/2019	9,266
3,000	8.625%—10/01/2018	3,296
4,340	11.000%—10/15/2016	4,601

		17,163

		132,462

COMMUNICATIONS EQUIPMENT—0.7%
	CommScope Inc.
10,000	8.250%—01/15/2019[3]	10,513

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

COMMUNICATIONS EQUIPMENT—Continued
	Syniverse Holdings Inc.
$4,750	9.125%—01/15/2019	$5,213

		15,726

CONSUMER FINANCE—2.4%
	Ally Financial Inc.
10,000	6.750%—12/01/2014	10,837
5,000	6.875%—08/28/2012	5,023

		15,860

	Ford Motor Credit Co. LLC
10,000	5.000%—05/15/2018	10,684
10,000	5.875%—08/02/2021	11,062
2,500	7.000%—04/15/2015	2,788
5,250	8.125%—01/15/2020	6,440

		30,974

	TransUnion Financing Corp.
1,600	11.375%—06/15/2018	1,894
	TransUnion Holding Co. Inc.
6,450	9.625%—06/15/2018[3]	6,998

		55,726

CONTAINERS & PACKAGING—2.4%
	Ardagh Packaging Finance plc
2,500	7.375%—10/15/2017[3]	2,694
9,850	9.125%—10/15/2020[3]	10,384

		13,078

	Reynolds Group Issuer Inc.
8,000	7.750%—10/15/2016	8,440
9,500	8.250%—02/15/2021	9,381
3,875	8.500%—05/15/2018	3,923
1,800	9.000%—04/15/2019	1,841
5,375	9.875%—08/15/2019[3]	5,704

		29,289

	Sealed Air Corp.
3,000	8.375%—09/15/2021[3]	3,435
	Silgan Holdings Inc.
7,850	5.000%—04/01/2020[3]	8,125

		53,927

DIVERSIFIED CONSUMER SERVICES—0.0%
	Education Management LLC
950	8.750%—06/01/2014	872

DIVERSIFIED FINANCIAL SERVICES—0.5%
	CIT Group Inc.
6,650	5.000%—05/15/2017-08/15/2022	6,741
4,050	5.250%—03/15/2018	4,293

		11,034

DIVERSIFIED TELECOMMUNICATION—1.4%
	CenturyLink Inc.
15,000	5.800%—03/15/2022	15,948
	Frontier Communications Corp.
4,150	7.875%—04/15/2015	4,607
6,102	8.250%—05/01/2014-04/15/2017	6,712
3,500	8.500%—04/15/2020	3,806

		15,125

		31,073

DIVERSIFIED TELECOMMUNICATION SERVICES—4.0%
	Cincinnati Bell Inc.
$7,500	8.750%—03/15/2018	$7,369
	Equinix Inc.
3,500	7.000%—07/15/2021	3,907
2,850	8.125%—03/01/2018	3,171

		7,078

	Level 3 Financing Inc.
14,850	8.125%—07/01/2019	15,704
1,700	8.625%—07/15/2020	1,829
1,800	8.750%—02/15/2017	1,888

		19,421

	PAETEC Holding Corp.
3,850	8.875%—06/30/2017	4,187
2,500	9.875%—12/01/2018	2,831

		7,018

	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	3,862
	Qwest Communications International Inc.
2,550	7.125%—04/01/2018	2,722
	TW Telecom Holdings Inc.
7,050	8.000%—03/01/2018	7,914
	Videotron LTEE
5,000	5.000%—07/15/2022	5,250
	Wind Acquisition Finance SA
400	7.250%—02/15/2018[3]	358
1,000	11.750%—07/15/2017[3]	835

		1,193

	Windstream Corp.
3,800	7.000%—03/15/2019	3,886
13,900	7.750%—10/15/2020	14,873
6,500	7.875%—11/01/2017	7,174
3,000	8.125%—09/01/2018	3,217

		29,150

		90,977

ELECTRIC UTILITIES—0.9%
	NRG Energy Inc.
2,000	7.375%—01/15/2017	2,080
5,250	7.875%—05/15/2021	5,605
11,750	8.250%—09/01/2020	12,719

		20,404

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
	Sanmina-SCI Corp.
9,800	7.000%—05/15/2019[3]	9,800
	Sensata Technologies BV
5,700	6.500%—05/15/2019[3]	5,971

		15,771

ENERGY EQUIPMENT & SERVICES—2.2%
	Basic Energy Services Inc.
5,200	7.750%—02/15/2019	5,057
	Bristow Group Inc.
1,500	7.500%—09/15/2017	1,560
	Exterran Holdings Inc.
6,000	7.250%—12/01/2018	5,970
	Gulfmark Offshore Inc.
9,400	6.375%—03/15/2022[3]	9,635

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

ENERGY EQUIPMENT & SERVICES—Continued
	Hornbeck Offshore Services Inc.
$1,500	5.875%—04/01/2020[3]	$1,508
6,750	8.000%—09/01/2017	7,256

		8,764

	Precision Drilling Corp.
7,000	6.625%—11/15/2020	7,332
	SESI LLC
10,450	7.125%—12/15/2021[3]	11,626

		49,944

FOOD & STAPLES RETAILING—1.1%
	Ingles Markets Inc.
2,500	8.875%—05/15/2017	2,744
	NBTY Inc.
4,700	9.000%—10/01/2018	5,240
	Pantry Inc.
3,000	7.750%—02/15/2014	3,010
	Stater Brothers Holdings
3,850	7.750%—04/15/2015	3,941
	SUPERVALU Inc.
1,905	7.500%—11/15/2014	1,824
2,425	8.000%—05/01/2016	2,101

		3,925

	Tops Markets LLC
4,000	10.125%—10/15/2015	4,260
	US FoodService
1,550	8.500%—06/30/2019[3]	1,597

		24,717

FOOD PRODUCTS—1.4%
	Del Monte Corp.
7,000	7.625%—02/15/2019	6,983
	Dole Foods Co. Inc.
1,250	8.000%—10/01/2016[3]	1,312
	Michael Foods Inc.
2,150	9.750%—07/15/2018	2,386
	Pinnacle Foods Finance LLC
6,900	8.250%—09/01/2017	7,409
9,302	9.250%—04/01/2015	9,558

		16,967

	TreeHouse Foods Inc.
3,500	7.750%—03/01/2018	3,789

		31,437

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
	Alere Inc.
5,000	7.875%—02/01/2016	5,225
	Bausch & Lomb Inc.
1,500	9.875%—11/01/2015	1,573
	Biomet Inc.
1,750	6.500%—08/01/2020[3]	1,807
8,350	10.000%—10/15/2017	8,935
550	10.375%—10/15/2017	591
16,850	11.625%—10/15/2017	18,219

		29,552

	Hologic Inc.
1,750	6.250%—08/01/2020[3]	1,855

HEALTH CARE EQUIPMENT & SUPPLIES—Continued
	Universal Hospital Services Inc.
$5,150	8.500%—06/01/2015[1]	$5,307

		43,512

HEALTH CARE PROVIDERS & SERVICES—5.1%
	AMGH Merger Sub Inc.
7,500	9.250%—11/01/2018[3]	8,100
	DaVita Inc.
3,000	6.375%—11/01/2018	3,195
	Endo Pharmaceuticals Holdings Inc.
1,860	7.000%—12/15/2020	2,067
5,000	7.250%—01/15/2022	5,562

		7,629

	Fresenius Medical Care US Finance II Inc.
9,700	5.875%—01/31/2022[3]	10,391
	HCA Inc.
15,450	5.875%—03/15/2022	16,705
2,250	6.300%—10/01/2012	2,270
3,100	6.500%—02/15/2016-02/15/2020	3,445
3,500	7.500%—02/15/2022	3,946

		26,366

	LifePoint Hospitals Inc.
4,000	6.625%—10/01/2020	4,318
	MultiPlan Inc.
10,275	9.875%—09/01/2018[3]	11,341
	Omega Healthcare Investors Inc.
4,200	6.750%—10/15/2022	4,662
	Service Corp. International
1,500	7.375%—10/01/2014	1,658
250	7.625%—10/01/2018	291

		1,949

	Tenet Healthcare Corp.
7,100	6.250%—11/01/2018	7,694
12,375	8.000%—08/01/2020	13,056
2,750	9.250%—02/01/2015	3,087

		23,837

	Universal Health Services Inc.
2,900	7.000%—10/01/2018	3,147
	Universal Hospital Services Inc.
850	4.111%—06/01/2015[5]	832
5,000	7.625%—08/15/2020[3]	5,112

		5,944

	Vanguard Health Holding Co. II LLC
5,225	8.000%—02/01/2018	5,486
	Vanguard Health Systems Inc.
233	0.000%—02/01/2016[6]	160

		116,525

HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,200	8.000%—11/15/2018	2,332

HOTELS, RESTAURANTS & LEISURE—4.7%
	Ameristar Casinos Inc.
7,600	7.500%—04/15/2021	8,227
4,550	7.500%—04/15/2021[3]	4,925

		13,152

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HOTELS, RESTAURANTS & LEISURE—Continued
	Boyd Gaming Corp.
$2,075	6.750%—04/15/2014	$2,083
1,700	7.125%—02/01/2016	1,649
2,300	9.000%—07/01/2020[3]	2,288
10,000	9.125%—12/01/2018	10,350

		16,370

	Felcor Lodging LP
7,375	6.750%—06/01/2019	7,836
	Host Hotels & Resorts LP
6,500	5.250%—03/15/2022[3]	6,915
3,500	6.000%—10/01/2021	3,946

		10,861

	Isle of Capri Casinos Inc.
8,750	7.000%—03/01/2014	8,805
3,250	7.750%—03/15/2019	3,400
5,000	8.875%—06/15/2020[3]	5,019

		17,224

	MGM Resorts International
1,000	7.500%—06/01/2016	1,039
6,850	7.625%—01/15/2017	7,047
4,850	7.750%—03/15/2022	4,886
2,250	9.000%—03/15/2020	2,517
2,100	10.375%—05/15/2014	2,394

		17,883

	Penn National Gaming Inc.
2,750	8.750%—08/15/2019	3,056
	Pinnacle Entertainment Inc.
4,350	8.625%—08/01/2017	4,764
7,050	8.750%—05/15/2020	7,702

		12,466

	Scientific Games Corp.
7,400	8.125%—09/15/2018	8,066
	Scientific Games International Inc.
200	7.875%—06/15/2016[3]	209

		107,123

HOUSEHOLD DURABLES—0.3%
	Jarden Corp.
4,500	7.500%—01/15/2020	4,989
750	8.000%—05/01/2016	814

		5,803

HOUSEHOLD PRODUCTS—0.9%
	Central Garden Co.
5,500	8.250%—03/01/2018	5,665
	Mead Products LLC/ACCO Brands Corp.
5,000	6.750%—04/30/2020[3]	5,400
	Prestige Brands Inc.
2,750	8.125%—02/01/2020[3]	3,056
	Spectrum Brands Inc.
1,500	6.750%—03/15/2020[3]	1,573
3,250	9.500%—06/15/2018	3,729

		5,302

		19,423

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
	Calpine Corp.
9,150	7.500%—02/15/2021[3]	10,225
8,150	7.875%—07/31/2020[3]	9,230

		19,455

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—Continued
	GenOn Americas Generation LLC
$4,925	8.500%—10/01/2021	$5,147
	GenOn Energy Inc.
4,250	7.625%—06/15/2014	4,547
1,600	7.875%—06/15/2017	1,680

		6,227

		30,829

INDUSTRIAL CONGLOMERATES—0.1%
	Tomkins LLC
2,482	9.000%—10/01/2018	2,771

INTERNET & CATALOG RETAIL—0.2%
	QVC Inc.
750	7.375%—10/15/2020[3]	840
2,600	7.500%—10/01/2019[3]	2,894

		3,734

IT SERVICES—1.1%
	Interactive Data Corp.
7,250	10.250%—08/01/2018	8,247
	SunGard Data Systems Inc.
4,200	7.375%—11/15/2018	4,484
11,772	10.250%—08/15/2015	12,110

		16,594

		24,841

LEISURE EQUIPMENT & PRODUCTS—0.1%
	Easton-Bell Sports Inc.
3,000	9.750%—12/01/2016	3,285

MACHINERY—0.9%
	Oshkosh Corp.
2,750	8.250%—03/01/2017	3,025
	SPX Corp.
1,500	6.875%—09/01/2017	1,665
	Terex Corp.
9,250	6.500%—04/01/2020	9,597
3,400	8.000%—11/15/2017	3,595
1,750	10.875%—06/01/2016	1,969

		15,161

		19,851

MEDIA—16.0%
	Allbritton Communications Co.
5,000	8.000%—05/15/2018	5,337
	Alliance Data Systems Corp.
8,900	6.375%—04/01/2020[3]	9,300
	AMC Networks Inc.
5,525	7.750%—07/15/2021	6,285
	Belo Corp.
2,900	8.000%—11/15/2016	3,194
	Bresnan Broadband Holdings LLC
1,650	8.000%—12/15/2018[3]	1,730
	Cablevision Systems Corp.
2,850	7.750%—04/15/2018	3,114
3,800	8.000%—04/15/2020	4,227
1,000	8.625%—09/15/2017	1,148

		8,489

	CCO Holdings LLC
6,250	6.625%—01/31/2022	6,828
10,000	7.250%—10/30/2017	11,038
4,000	7.375%—06/01/2020	4,460
3,100	7.875%—04/30/2018	3,398
2,350	8.125%—04/30/2020	2,667

		28,391

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

MEDIA—Continued
	Cequel Communications Holdings I LLC
$24,885	8.625%—11/15/2017[3]	$26,938
	Clear Channel Worldwide Holdings Inc.
7,850	7.625%—03/15/2020[3]	7,498
3,000	9.250%—12/15/2017	3,255

		10,753

	CSC Holdings LLC
4,400	6.750%—11/15/2021[3]	4,818
250	7.625%—07/15/2018	284

		5,102

	Cumulus Media Holdings Inc.
7,000	7.750%—05/01/2019	6,825
	DISH DBS Corp.
7,150	5.875%—07/15/2022[3]	7,400
3,000	6.625%—10/01/2014	3,244
20,300	6.750%—06/01/2021	22,305

		32,949

	Gannett Co. Inc.
3,700	6.375%—09/01/2015	4,033
7,300	7.125%—09/01/2018	8,103

		12,136

	GCI Inc.
7,000	6.750%—06/01/2021	6,825
	Gray Television Inc.
11,000	10.500%—06/29/2015	11,715
	Hughes Satellite Systems Corp.
2,350	6.500%—06/15/2019	2,538
18,975	7.625%—06/15/2021	21,062

		23,600

	Inmarsat Finance plc
4,750	7.375%—12/01/2017[3]	5,154
	Intelsat Jackson Holdings SA
6,525	7.250%—10/15/2020	6,990
1,000	7.250%—10/15/2020[3]	1,067
1,950	7.500%—04/01/2021	2,096
5,811	11.250%—06/15/2016	6,138

		16,291

	Intelsat Luxembourg SA
9,900	11.250%—02/04/2017	10,333
	Lamar Media Corp.
9,950	5.875%—02/01/2022	10,547
7,000	7.875%—04/15/2018	7,805

		18,352

	Mediacom Broadband LLC
4,785	8.500%—10/15/2015	4,946
	Mediacom Capital Corp.
7,000	7.250%—02/15/2022	7,315
6,800	9.125%—08/15/2019	7,548

		14,863

	Nexstar Broadcasting Inc.
3,200	8.875%—04/15/2017	3,408
	Nielsen Finance LLC
4,600	7.750%—10/15/2018	5,198
652	11.625%—02/01/2014	747

		5,945

MEDIA—Continued
	Quebecor Media Inc.
$9,750	7.750%—03/15/2016	$10,055
	Sirius XM Radio Inc.
9,750	8.750%—04/01/2015[3]	11,115
	Telesat Inc.
11,050	6.000%—05/15/2017[3]	11,492
	UPCB Finance V Ltd.
5,680	7.250%—11/15/2021[3]	6,078
	UPCB Finance VI Ltd.
18,500	6.875%—01/15/2022[3]	19,332
	Valassis Communications Inc.
3,600	6.625%—02/01/2021	3,618
	Viasat Inc.
4,000	6.875%—06/15/2020[3]	4,150
4,650	8.875%—09/15/2016	4,999

		9,149

	Virgin Media Finance plc
5,000	5.250%—02/15/2022	5,200
1,242	9.500%—08/15/2016	1,396

		6,596

	XM Satellite Radio Inc.
8,000	7.625%—11/01/2018[3]	8,720

		365,016

METALS & MINING—0.1%
	JMC Steel Group
3,400	8.250%—03/15/2018[3]	3,425

MULTILINE RETAIL—0.3%
	Neiman Marcus Group Inc.
6,554	10.375%—10/15/2015	6,800

OFFICE ELECTRONICS—0.7%
	CDW LLC
14,750	8.500%—04/01/2019	15,709

OIL, GAS & CONSUMABLE FUELS—9.4%
	AmeriGas Finance LLC
7,550	7.000%—05/20/2022	8,041
	Bill Barrett Corp.
5,200	7.000%—10/15/2022	5,122
3,600	7.625%—10/01/2019	3,753
3,000	9.875%—07/15/2016	3,330

		12,205

	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	7,085
	Chesapeake Energy Corp.
3,500	6.775%—03/15/2019	3,434
	Chesapeake Midstream Partners LP
3,500	6.125%—07/15/2022	3,544
	Chesapeake Oilfield Finance Inc.
3,900	6.625%—11/15/2019[3]	3,568
	Cimarex Energy Co.
11,650	5.875%—05/01/2022	12,436
	Compagnie Générale de Géophysique-Veritas
5,100	6.500%—06/01/2021	5,279
2,000	7.750%—05/15/2017	2,084
1,000	9.500%—05/15/2016	1,096

		8,459

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
	Concho Resources Inc.
$9,800	5.500%—10/01/2022	$9,935
	Continential Resources Inc.
1,400	8.250%—10/01/2019	1,596
	Copano Energy LLC
3,000	7.125%—04/01/2021	3,127
1,750	7.750%—06/01/2018	1,842

		4,969

	Denbury Resources Inc.
4,300	6.375%—08/15/2021	4,633
3,088	8.250%—02/15/2020	3,490

		8,123

	Eagle Rock Energy Partners LP
6,400	8.375%—06/01/2019	6,328
	Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp.
600	8.375%—06/01/2019[3]	593
	El Paso Corp.
850	7.000%—06/15/2017	978
1,500	7.250%—06/01/2018	1,738

		2,716

	Ferrellgas LP/Ferrellgas Finance Corp.
4,350	6.500%—05/01/2021	4,155
2,550	9.125%—10/01/2017	2,741

		6,896

	Frac Tech Finance Inc.
7,114	8.125%—11/15/2018[3]	7,256
	Helix Energy Solutions Group Inc.
926	9.500%—01/15/2016[3]	971
	Inergy Finance Corp.
5,074	6.875%—08/01/2021	5,239
6,000	7.000%—10/01/2018	6,225

		11,464

	Key Energy Services Inc.
7,750	6.750%—03/01/2021	7,808
2,500	6.750%—03/01/2021[3]	2,506

		10,314

	Linn Energy LLC
4,450	6.250%—11/01/2019[3]	4,411
3,100	6.500%—05/15/2019[3]	3,108
3,000	7.750%—02/01/2021	3,180

		10,699

	MarkWest Energy Finance Corp.
4,900	6.250%—06/15/2022	5,157
3,900	6.750%—11/01/2020	4,173

		9,330

	Oasis Petroleum Inc.
3,000	6.875%—01/15/2023	3,045
3,550	7.250%—02/01/2019	3,710

		6,755

	Oil States International Inc.
6,250	6.500%—06/01/2019	6,609
	PetroBakken Energy Ltd.
10,000	8.625%—02/01/2020[3]	10,075

OIL, GAS & CONSUMABLE FUELS—Continued
	Plains Exploration & Production Co.
$4,650	6.125%—06/15/2019	$4,836
7,100	6.750%—02/01/2022	7,633
6,100	7.625%—06/01/2018-04/01/2020	6,629

		19,098

	Regency Energy Partners LP
4,350	6.500%—07/15/2021	4,655
10,000	6.875%—12/01/2018	10,750

		15,405

	Unit Corp.
7,500	6.625%—05/15/2021[3]	7,481

		215,385

PAPER & FOREST PRODUCTS—0.4%
	Cascades Inc.
3,750	7.750%—12/15/2017	3,900
	Graphic Package International Inc.
3,000	7.875%—10/01/2018	3,345
1,000	9.500%—06/15/2017	1,109

		4,454

		8,354

PHARMACEUTICALS—1.6%
	Mylan Inc.
10,750	6.000%—11/15/2018[3]	11,637
	Valeant Pharmaceuticals International
1,800	6.500%—07/15/2016[3]	1,917
10,750	6.750%—10/01/2017[3]	11,502
3,000	6.875%—12/01/2018[3]	3,184

		16,603

	Warner Chilcott Corp.
7,250	7.750%—09/15/2018	7,875

		36,115

PROFESSIONAL SERVICES—0.3%
	FTI Consulting Inc.
6,600	6.750%—10/01/2020	6,963
500	7.750%—10/01/2016	519

		7,482

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	MPT Operating Partnership LP
2,500	6.875%—05/01/2021	2,669

ROAD & RAIL—0.7%
	Avis Budget Car Rental LLC
3,033	7.750%—05/15/2016	3,131
8,100	8.250%—01/15/2019	8,738
2,150	8.250%—01/15/2019[3]	2,319
1,750	9.625%—03/15/2018	1,945

		16,133

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
	Advanced Micro Devices Inc.
9,750	7.750%—08/01/2020	10,262

SOFTWARE—0.4%
	Lawson Software Inc.
8,950	9.375%—04/01/2019[3]	9,621

SPECIALTY RETAIL—3.3%
	Jo-Ann Stores Inc.
5,700	8.125%—03/15/2019[3]	5,750

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—Continued
	Limited Brands Inc.
$8,000	5.625%—02/15/2022	$8,420
1,500	6.900%—07/15/2017	1,701
1,800	8.500%—06/15/2019	2,144

		12,265

	Michaels Stores Inc.
5,950	7.750%—11/01/2018	6,404
11,250	11.375%—11/01/2016	11,967
1,233	13.000%—11/01/2016[4]	1,319

		19,690

	Penske Automotive Group Inc.
8,150	7.750%—12/15/2016	8,455
	Sally Holdings LLC
3,450	6.875%—11/15/2019	3,868
	Susser Holdings LLC
2,850	8.500%—05/15/2016	3,121
	Toys R Us - Delaware Inc.
1,250	7.375%—09/01/2016[3]	1,258
	Toys R Us Inc.
8,750	7.875%—04/15/2013	9,166
	Toys R Us Property Co. I LLC
3,200	10.750%—07/15/2017	3,552
	Toys R Us Property Co. II LLC
8,200	8.500%—12/01/2017	8,897
	Yankee Acquisition Corp.
165	8.500%—02/15/2015	168

		76,190

TEXTILES, APPAREL & LUXURY GOODS—1.0%
	Hanesbrands Inc.
792	4.113%—12/15/2014[5]	793
8,750	6.375%—12/15/2020	9,395
3,100	8.000%—12/15/2016	3,460

		13,648

	Levi Strauss & Co.
5,150	6.875%—05/01/2022	5,324
2,800	7.625%—05/15/2020	2,999

		8,323

		21,971

WIRELESS TELECOMMUNICATION SERVICES—1.7%
	Crown Castle International Corp.
$5,525	7.125%—11/01/2019	$6,091
5,000	9.000%—01/15/2015	5,478

		11,569

	Nextel Communications Inc.
2,950	5.950%—03/15/2014	2,972
4,294	6.875%—10/31/2013	4,332
11,000	7.375%—08/01/2015	11,137

		18,441

	SBA Telecommunications Inc.
3,050	5.750%—07/15/2020[3]	3,222
	Sprint Nextel Corp.
4,450	7.000%—03/01/2020[3]	4,862

		38,094

TOTAL CORPORATE BONDS & NOTES (Cost $1,819,745)		1,918,167

SHORT-TERM INVESTMENTS—8.5%
(Cost $193,812)
REPURCHASE AGREEMENTS
193,812	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by U.S. Treasury Notes (market value $197,689)	193,812

TOTAL INVESTMENTS—99.5% (Cost $2,171,028)		2,271,474

CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		11,516

TOTAL NET ASSETS—100.0%		$2,282,990

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Variable rate security. The stated rate represents the rate in effect at July 31, 2012.

2	Position or a portion of the position represents an unsettled loan commitment. At period end, the total market value of unsettled commitments totaled $23,096 or 1% of net assets. The coupon rate will be determined at the time of settlement.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2012, these securities were valued at $503,756 or 22% of net assets.

4	Step coupon security.

5	Floating rate security. The stated rate represents the rate in effect at July 31, 2012.

6	Zero coupon bond.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -19.2%)

ASSET-BACKED SECURITIES—1.7%
Principal Amount (000s)		Value (000s)

	Access Group Inc.
	Series 2008-1 Cl. A
$16,411	1.751%—10/27/2025[1]	$16,524
	Asset Backed Funding Certificates
	Series 2005-HE2 Cl. M1
1,220	0.726%—06/25/2035[1]	1,207
	Bank of America Auto Trust
	Series 2009-2A Cl. A4
29,278	3.030%—10/15/2016[2]	29,540
	Bear Stearns Asset Backed Securities Trust
	Series 2005-4 Cl. M1
3,672	0.746%—01/25/2036[1]	3,417
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
257	0.726%—12/25/2031[1]	146
	Series 2005-15 Cl. 1AF3
10,779	5.394%—04/25/2036[3]	10,012

		10,158

	Credit-Based Asset Servicing & Securitization LLC
	Series 2006-CB9 Cl. A1
175	0.306%—11/25/2036[1]	67
	GSAA Trust
	Series 2005-8 Cl. A4
8,992	0.516%—06/25/2035[1]	8,152
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
167	0.316%—12/25/2036[1]	59
	Home Equity Asset Trust
	Series 2005-2 CI. M4
5,000	0.946%—07/25/2035[1]	3,802
	HSBC Home Equity Loan Trust
	Series 2007-1 Cl. AS
5,164	0.447%—03/20/2036[1]	4,740
	Long Beach Mortgage Loan Trust
	Series 2004-4 Cl. 1A1
111	0.806%—10/25/2034[1]	92
	Magnolia Funding Ltd.
	Series 2010-1A Cl. A1
€1,781	3.000%—04/20/2017[2]	2,199	[x]
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-FM1 Cl. A1B
$1,936	0.566%—05/25/2036[1]	1,913

	Mid-State Trust
	Series 2004-1 Cl. A
$2,206	6.005%—08/15/2037	$2,350
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 CI. M1
5,243	1.146%—07/25/2032[1]	4,110
	Ramp Trust
	Series 2004-RS8 Cl. MII1
2,162	1.146%—08/25/2034[1]	1,666
	Securitized Asset Backed Receivables LLC Trust
	Series 2007-HE1 Cl. 2A2
962	0.000%—12/25/2036*,[1]	204
	SLM Student Loan Trust
	Series 2009-CT Cl. 1A
2,702	2.350%—04/15/2039[1,2]	2,723
	Series 2010-C Cl. A2
1,900	2.899%—12/16/2019[1,2]	1,929

		4,652

	Small Business Administration Participation Certificates
	Series 2003-20I Cl.1
384	5.130%—09/01/2023	425
	Series 2009-20A Cl.1
7,548	5.720%—01/01/2029	8,740
	Series 2008-20H Cl.1
20,951	6.020%—08/01/2028	24,558
	Series 2001-20A Cl.1
521	6.290%—01/01/2021	583

		34,306

	Soundview Home Equity Loan Trust
	Series 2006-WF2 Cl. A1
6,657	0.376%—12/25/2036[1]	5,690

TOTAL ASSET-BACKED SECURITIES (Cost $131,074)		134,848

BANK LOAN OBLIGATIONS—0.2%
	Petroleum Export V Ltd. Term Loan B
2,148	3.474%—12/20/2012[3]	1,998
	Springleaf Financial Funding Co. Term Loan
16,800	5.500%—05/10/2017[3]	16,110

TOTAL BANK LOAN OBLIGATIONS (Cost $18,851)		18,108

CERTIFICATE OF DEPOSIT—0.5%
(Cost $39,997)
	Intesa Sanpaolo SpA
$40,000	2.375%—12/21/2012	39,176

COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
	American Home Mortgage Investment Trust
	Series 2004-4 Cl. 4A
1,067	2.736%—02/25/2045[1]	955
	Arran Residential Mortgages Funding plc
	Series 2010-1A Cl. A1B
€1,085	1.889%—05/16/2047[1,2]	1,337
	Series 2010-1A Cl. A2B
11,400	2.089%—05/16/2047[1,2]	14,167

		15,504

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Banc of America Funding Corp.
	Series 2005-D Cl. A1
$1,439	2.614%—05/25/2035[1]	$1,485
	Banc of America Large Loan Inc.
	Series 2010-HLTN Cl. HLTN
5,128	1.999%—11/15/2015[1,2]	4,899
	Banc of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-2 Cl. A4
2,200	5.633%—04/10/2049[3]	2,555
	BCAP LLC Trust
	Series 2011-RR4 Cl. 8A1
7,869	5.250%—02/26/2036[2]	7,831
	Series 2011-RR5 Cl. 5A1
18,000	5.250%—08/26/2037[2]	17,640
	Series 2011-RR5 CI. 12A1
1,200	5.539%—03/26/2037[2,3]	945

		26,416

	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2003-1 Cl. 6A1
404	2.634%—04/25/2033[1]	400
	Series 2004-10 Cl. 12A3
125	2.792%—01/25/2035[1]	113
	Series 2004-8 Cl. 2A1
3,361	2.864%—11/25/2034[1]	2,955
	Series 2000-2 Cl. A1
65	2.909%—11/25/2030[1]	66
	Series 2004-1 CI. 12A5
992	3.052%—04/25/2034[1]	859

		4,393

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
2,193	0.406%—02/25/2034[1]	1,859
	Series 2005-4 Cl. 23A1
2,560	2.886%—05/25/2035[1]	2,109
	Series 2005-7 Cl. 22A1
1,267	2.930%—09/25/2035[1]	894

		4,862

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR7 Cl. A3
2,745	5.116%—02/11/2041[3]	3,001
	Series 2007-PW15 Cl. A4
700	5.331%—02/11/2044	762
	Series 2006-PW11 Cl. A4
1,810	5.451%—03/11/2039[3]	2,051
	Series 2007-T26 Cl. A4
2,100	5.471%—01/12/2045[3]	2,442
	Series 2007-PW18 Cl. A4
6,400	5.700%—06/11/2050	7,475
	Series 2007-PW17 Cl. AAB
7,700	5.703%—06/11/2050	8,208
	Series 2006-PW12 Cl. A4
2,410	5.718%—09/11/2038[3]	2,772

		26,711

	Chase Mortgage Finance Corp.
	Series 2005-A1 Cl. 1A1
11,200	5.231%—12/25/2035[1]	10,797
	Series 2006-A1 Cl. 4A1
6,349	5.795%—09/25/2036[1]	5,593

		16,390

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
2,600	5.322%—12/11/2049	2,929

	Commercial Mortgage Pass Through Certificates
	Series 2006-C8 Cl. A4
$7,700	5.306%—12/10/2046	$8,775
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
17,938	0.577%—11/20/2035[1]	10,953
	Series 2005-27 CI. 1A2
1,826	1.547%—08/25/2035[1]	1,188
	Series 2005-20CB Cl. 2A5
7,264	5.500%—07/25/2035	6,370

		18,511

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2005-HYB9 Cl. 3A2A
765	2.595%—02/20/2036[1]	584
	Series 2004-22 Cl. A3
2,350	2.620%—11/25/2034[1]	1,982
	Series 2004-HYB9 Cl. 1A1
4,056	2.714%—02/20/2035[1]	3,415

		5,981

	Credit Suisse Mortgage Capital Certificates
	Series 2006-C2 Cl. A3
700	5.663%—03/15/2039[3]	781
	European Loan Conduit
	Series 25X Cl. A
€613	0.840%—05/15/2019[1]	662
	First Horizon Asset Securities Inc.
	Series 2005-AR3 Cl. 2A1
$3,334	2.614%—08/25/2035[1]	2,821
	Series 2005-AR6 Cl. 4A1
8,034	5.405%—02/25/2036[1]	7,591

		10,412

	First Nationwide Trust
	Series 2001-3 Cl. 1A1
3	6.750%—08/21/2031	3
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3 Cl. A4
300	4.799%—08/10/2042[3]	324
	Series 2007-GG9 Cl. A4
2,500	5.444%—03/10/2039	2,840

		3,164

	GSR Mortgage Loan Trust
	Series 2005-AR6 Cl. 2A1
6,742	2.644%—09/25/2035[1]	6,722
	Series 2005-AR3 Cl. 3A1
1,568	3.032%—05/25/2035[1]	1,229
	Series 2005-AR7 Cl. 6A1
2,220	5.130%—11/25/2035[1]	2,180

		10,131

	Harborview Mortgage Loan Trust
	Series 2005-2 Cl. 2A1A
551	0.467%—05/19/2035[1]	370
	Series 2005-9 CI. 2A1A
3,662	0.587%—06/20/2035[1]	3,097
	Series 2004-8 Cl. 2A3
1,864	0.657%—11/19/2034[1]	1,185

		4,652

	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	1.396%—10/25/2034[1]	764
	Indymac ARM Trust
	Series 2001-H2 Cl. A2
12	1.750%—01/25/2032[1]	10

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Indymac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
$2,917	2.515%—01/25/2036[1]	$1,861
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2010-C2 Cl. A3
11,800	4.070%—11/15/2043[2]	13,053
	Series 2006-LDP9 Cl. A3
5,300	5.336%—05/15/2047	5,965
	Series 2007-LDPX Cl. A3
15,100	5.420%—01/15/2049	17,178
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[3]	1,859

		38,055

	JPMorgan Mortgage Trust
	Series 2006-S1 Cl. 3A1
2,853	5.500%—04/25/2036	2,771
	JPMorgan Re-REMIC[4]
	Series 2009-7 Cl. 11A1
215	2.880%—09/27/2036[2,3]	206
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-A10 Cl. A
1,804	0.456%—02/25/2036[1]	1,371
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 A3
2,600	5.172%—12/12/2049[3]	2,917
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[3]	1,991

		4,908

	MLCC Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
385	0.496%—11/25/2035[1]	331
	Morgan Stanley Capital I
	Series 2006-HQ8 Cl. A4
1,200	5.419%—03/12/2044[3]	1,347
	Series 2007-IQ16 Cl. A4
400	5.809%—12/12/2049	470
	Series 2007-IQ15 Cl. A4
12,400	5.880%—06/11/2049[3]	14,340

		16,157

	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
2,100	5.790%—08/12/2045[2,3]	2,423
	MortgageIT Trust
	Series 2005-4 Cl. A1
3,072	0.526%—10/25/2035[1]	2,231
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
12,043	2.888%—10/25/2035[1]	10,969
	Residential Funding Mortgage Securities I
	Series 2006-SA1 Cl. 2A1
665	5.674%—02/25/2036[1]	475
	Sovereign Commercial Mortgage Securities Trust
	Series 2007-C1 Cl. A2
585	5.922%—07/22/2030[2,3]	597
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
1,991	0.497%—07/19/2035[1]	1,788
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 4A
22	2.539%—02/25/2032[1]	23

	Series 2001-21A Cl. 1A1
$27	2.603%—01/25/2032[1]	$20

		43

	Wachovia Bank Commercial Mortgage Trust
	Series 2006-WHL7 Cl. A1
5,961	0.339%—09/15/2021[1,2]	5,783
	Series 2007-C32 Cl. A4FL
2,600	0.423%—06/15/2049[1,2]	2,276
	Series 2006-C29 Cl. A4
2,000	5.308%—11/15/2048	2,290
	Series 2006-C23 Cl. A5
11,800	5.416%—01/15/2045[3]	13,362
	Series 2007-C31 CI. A4
2,500	5.509%—04/15/2047	2,784

		26,495

	Washington Mutual Pass Through Certificates
	Series 2005-AR6 Cl. 2A1A
1,232	0.476%—04/25/2045[1]	1,076
	Series 2005-AR13 Cl. A1A1
588	0.536%—10/25/2045[1]	503
	Series 2005-AR7 Cl. A2
5,089	2.480%—08/25/2035[3]	4,989

		6,568

	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR2 Cl. A1
2,794	2.616%—03/25/2036[3]	2,548
	Series 2006-AR2 Cl. IIA5
13,163	2.616%—03/25/2036[1]	11,258

		13,806

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $281,210)		302,000

CORPORATE BONDS & NOTES—21.7%
	AES Corp.
1,300	7.375%—07/01/2021[2]	1,493
	AK Transneft OJSC Via TransCapitalInvest Ltd.
2,200	8.700%—08/07/2018[2]	2,794
	Allstate Life Global Funding Trusts MTN[5]
4,600	5.375%—04/30/2013	4,771
	Ally Financial Inc.
4,600	3.667%—02/11/2014[1]	4,664
1,000	3.868%—06/20/2014[1]	1,010
1,000	4.500%—02/11/2014	1,034
200	4.625%—06/26/2015	206
19,600	5.500%—02/15/2017	20,439
200	6.750%—12/01/2014	217
2,600	6.875%—08/28/2012	2,612
7,100	7.500%—09/15/2020	8,307
8,000	8.000%—11/01/2031	9,620
8,500	8.300%—02/12/2015	9,467

		57,576

	Altria Group Inc.
6,500	9.700%—11/10/2018	9,283
	American Express Bank FSB
8,800	6.000%—09/13/2017	10,673
	American Express Bank FSB MTN[5]
6,500	5.500%—04/16/2013	6,725
	American Express Centurion Bank MTN[5]
9,500	6.000%—09/13/2017	11,527

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		American Express Co.
	$5,700	7.000%—03/19/2018	$7,251
		American Express Credit Corp. MTN[5]
	4,400	5.875%—05/02/2013	4,572
		American International Group Inc.
	4,500	4.875%—06/01/2022	4,800
	5,600	5.050%—10/01/2015	6,030
	2,900	6.250%—03/15/2037	2,842
	1,500	6.400%—12/15/2020	1,758
	£682	6.765%—11/15/2017[2]	1,205
	€3,776	6.797%—11/15/2017[2]	5,294
	8,300	8.000%—05/22/2038[3]	10,518
	$1,200	8.250%—08/15/2018	1,482
	£650	8.625%—05/22/2038[3]	1,068

			34,997

		American International Group Inc. MTN[5]
CAD$	2,000	4.900%—06/02/2014	2,059
	€4,000	5.000%—06/26/2017	5,217
	$300	5.450%—05/18/2017	331
	2,100	5.850%—01/16/2018	2,368

			9,975

		Amgen Inc.
	1,700	3.625%—05/15/2022	1,816
	24,000	6.900%—06/01/2038	31,826

			33,642

		ANZ National International Ltd. MTN[5]
	6,200	6.200%—07/19/2013[2]	6,484
		Australia & New Zealand Banking Group Ltd. MTN[5]
	14,900	2.125%—01/10/2014[2]	15,098
		Banco Santander Brasil SA
	12,800	4.250%—01/14/2016[2]	12,832
		Banco Santander Brasil SA MTN[5]
	1,300	4.500%—04/06/2015[2]	1,324
		Banco Santander Chile
	5,300	2.055%—01/19/2016[1,2]	4,929
		Bank of America Corp.
	1,680	6.000%—09/01/2017	1,876
	33,200	6.500%—08/01/2016	37,514

			39,390

		Bank of America Corp. MTN[5]
	3,900	5.650%—05/01/2018	4,311
		Bank of China Hong Kong Ltd.
	2,200	5.550%—02/11/2020[2]	2,409
		Bank of India/London MTN[5]
	2,100	4.750%—09/30/2015	2,151
		Bank of Montreal
	4,700	2.850%—06/09/2015[2]	4,996
		Bank of Nova Scotia
	5,200	1.650%—10/29/2015[2]	5,360
	500	1.950%—01/30/2017[2]	521

			5,881

		Banque PSA Finance SA
	10,700	2.361%—04/04/2014[1,2]	10,421
		Barclays Bank plc
	4,100	2.375%—01/13/2014	4,125
	26,700	5.450%—09/12/2012	26,835

			30,960

		BBVA Bancomer SA
	$2,800	4.500%—03/10/2016[2]	$2,909
	5,700	6.500%—03/10/2021[2]	5,899

			8,808

		BBVA US Senior SAU
	34,200	2.591%—05/16/2014[1]	32,133
		Bear Stearns Companies LLC
	4,971	6.400%—10/02/2017	5,947
		BM&FBovespa SA
	2,000	5.500%—07/16/2020[2]	2,180
		BNP Paribas
	9,600	5.186%—06/29/2015[2,3,6]	8,352
		BPCE SA
	2,100	2.375%—10/04/2013[2]	2,071
		Braskem Finance Ltd.
	2,400	5.750%—04/15/2021[2]	2,508
		Cameron International Corp.
	7,100	1.397%—06/02/2014[1]	7,107
		Caterpillar Inc.
	25,600	0.637%—05/21/2013[1]	25,679
		CIT Group Inc.
	1,900	5.250%—04/01/2014[2]	1,990
		Citigroup Inc.
	7,700	1.317%—02/15/2013[1]	7,702
	8,400	1.906%—01/13/2014[1]	8,407
	6,000	2.467%—08/13/2013[1]	6,066
	1,700	5.300%—10/17/2012	1,716
	32,600	5.500%—08/27/2012-04/11/2013	33,423
	3,000	5.625%—08/27/2012	3,010
	1,100	5.850%—07/02/2013	1,143
	6,200	6.000%—08/15/2017	7,028
	5,600	6.125%—08/25/2036	5,786
	6,500	8.500%—05/22/2019	8,264

			82,545

		Citigroup Inc. MTN[5]
	€2,000	0.900%—05/31/2017[3]	2,050
		Comcast Corp.
	$1,200	6.450%—03/15/2037	1,569
		Credit Suisse
	4,300	2.200%—01/14/2014	4,356
		CSN Islands XI Corp.
	2,500	6.875%—09/21/2019	2,756
	8,200	6.875%—09/21/2019[2]	9,041

			11,797

		CSN Resources SA
	2,900	6.500%—07/21/2020[2]	3,154
		CVS Pass-Through Trust
	719	6.943%—01/10/2030	878
		Daimler Finance North America LLC
	5,100	1.668%—09/13/2013[1,2]	5,130
		Dexia Credit Local New York
	49,500	0.867%—03/05/2013[1,2]	48,206
		Dexia Credit Local SA
	23,000	0.927%—04/29/2014[1,2]	21,650
		DNB Bank ASA
	2,000	3.200%—04/03/2017[2]	2,068
		Dragon 2012 LLC
	1,000	1.972%—03/12/2024	1,018

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Ecopetrol SA
$3,600	7.625%—07/23/2019	$4,680
	El Paso Corp. MTN[5]
200	8.050%—10/15/2030	233
	Electricite de France NT
5,100	5.500%—01/26/2014[2]	5,410
3,300	6.950%—01/26/2039[2]	4,271

		9,681

	Enel Finance International NV
11,400	6.250%—09/15/2017[2]	11,816
	ENN Energy Holdings Ltd.
1,200	6.000%—05/13/2021[2]	1,281
	Fifth Third Bancorp
21,900	8.250%—03/01/2038	30,518
	Ford Motor Credit Co. LLC
1,200	2.750%—05/15/2015	1,210
900	5.875%—08/02/2021	996
9,000	7.000%—04/15/2015	10,035
700	7.500%—08/01/2012	700
2,200	8.000%—12/15/2016	2,606
900	12.000%—05/15/2015	1,119

		16,666

	Gazprom OAO Via Gaz Capital SA
500	5.092%—11/29/2015[2]	533
900	6.212%—11/22/2016[2]	999
1,400	8.125%—07/31/2014	1,549

		3,081

	Gazprom OAO Via RBS AG
200	9.625%—03/01/2013	210
	Gazprom Via Gazprom International SA
78	7.201%—02/01/2020	87
	Gazprom Via White Nights Finance BV MTN[5]
1,900	10.500%—03/08/2014-03/25/2014	2,137
	General Electric Capital Corp.
€14,500	5.500%—09/15/2067[2,3]	16,949
	General Electric Capital Corp. MTN[5]
$37,200	6.875%—01/10/2039	51,174
	Gerdau Holdings Inc.
3,000	7.000%—01/20/2020	3,465
10,700	7.000%—01/20/2020[2]	12,359

		15,824

	Gerdau Trade Inc.
2,100	5.750%—01/30/2021[2]	2,260
	Glen Meadows Pass Through Trust
5,700	6.505%—02/12/2067[2,3]	4,232
	Goldman Sachs Group Inc.
8,400	1.439%—02/07/2014[1]	8,322
22,200	5.950%—01/18/2018	24,704
7,500	6.150%—04/01/2018	8,426
7,000	6.250%—09/01/2017	7,908

		49,360

	GTL Trade Finance Inc.
1,500	7.250%—10/20/2017	1,727
2,000	7.250%—10/20/2017[2]	2,302

		4,029

	HCA Inc.
1,000	6.500%—02/15/2020	1,120

	Hewlett-Packard Co.
$29,700	0.747%—05/24/2013[1]	$29,649
	HSBC Bank plc
4,600	2.000%—01/19/2014[2]	4,652
	HSBC Holdings plc
1,700	6.500%—05/02/2036	1,995
	ICICI Bank Ltd.
13,500	5.500%—03/25/2015	14,014
	ING Bank NV
10,000	4.000%—03/15/2016[2]	10,382
	International Lease Finance Corp.
1,700	5.750%—05/15/2016	1,779
9,000	6.500%—09/01/2014[2]	9,653
4,600	6.750%—09/01/2016[2]	5,071

		16,503

	International Lease Finance Corp. MTN[5]
3,000	6.375%—03/25/2013	3,086
	Intesa Sanpaolo SpA
10,400	2.867%—02/24/2014[1,2]	9,800
	JP Morgan Chase & Co.
10,731	3.150%—07/05/2016	11,293
6,200	7.900%—04/30/2018[3,6]	6,866

		18,159

	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	8,156
	KeyCorp. MTN[5]
2,300	6.500%—05/14/2013	2,397
	LBG Capital No. 1 plc
€10,900	7.625%—10/14/2020	11,520
£2,700	7.869%—08/25/2020	3,719

		15,239

	LBG Capital No. 1 plc MTN[5]
$800	8.500%—12/17/2021[2,3,6]	744
	Lehman Brothers Holdings Inc. MTN[5]
20,670	0.000%—04/03/2009-01/26/2017*	5,072
	Merrill Lynch & Co. Inc.
12,700	0.993%—05/02/2017[1]	10,708
	Merrill Lynch & Co. Inc. MTN[5]
€25,000	0.908%—07/22/2014[1]	29,792
8,400	0.973%—05/30/2014[1]	10,004
$5,100	5.450%—02/05/2013	5,215
5,100	6.400%—08/28/2017	5,763
17,400	6.875%—04/25/2018	20,108

		70,882

	MetLife Inc.
1,600	6.400%—12/15/2036	1,679
	Monumental Global Funding Ltd.
3,400	5.500%—04/22/2013[2]	3,496
	Morgan Stanley
5,000	0.935%—10/15/2015[1]	4,570
7,700	2.967%—05/14/2013[1]	7,746

		12,316

	Morgan Stanley MTN[5]
€11,400	0.789%—05/02/2014[1]	13,537
	MUFG Capital Finance 5 Ltd.
£1,261	6.299%—01/25/2017[3,6]	2,109

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	National Australia Bank Ltd.
$38,200	1.178%—04/11/2014[1,2]	$38,269
5,100	5.350%—06/12/2013[2]	5,309

		43,578

	National Bank of Canada
1,300	2.200%—10/19/2016[2]	1,368
	Nationwide Building Society MTN[5]
9,500	6.250%—02/25/2020[2]	10,496
	Nationwide Life Global Funding I MTN[5]
43,200	5.450%—10/02/2012[2]	43,424
	Noble Group Ltd.
4,800	6.750%—01/29/2020[2]	4,806
	Noble Group Ltd. MTN[5]
2,100	4.875%—08/05/2015[2]	2,163
	Nordea Bank AB
2,100	2.125%—01/14/2014[2]	2,113
	Novatek Finance Ltd.
2,300	5.326%—02/03/2016[2]	2,447
	Odebrecht Drilling Norbe VIII/IX Ltd.
4,850	6.350%—06/30/2021	5,286
6,208	6.350%—06/30/2021[2]	6,767

		12,053

	Pacific LifeCorp
2,300	6.000%—02/10/2020[2]	2,547
	Peabody Energy Corp.
1,500	7.875%—11/01/2026	1,560
	Pernod-Ricard SA
12,700	5.750%—04/07/2021[2]	14,858
	Petrobras International Finance Co.
20,300	5.375%—01/27/2021	22,770
	Petroleos Mexicanos
1,800	5.500%—06/27/2044[2]	2,021
	Pricoa Global Funding I
5,200	0.661%—09/27/2013[1,2]	5,182
	Principal Life Income Funding Trusts MTN[5]
4,100	5.300%—04/24/2013	4,243
6,400	5.550%—04/27/2015	7,083

		11,326

	Qtel International Finance Ltd.
400	3.375%—10/14/2016[2]	419
700	4.750%—02/16/2021[2]	770

		1,189

	Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,600	5.500%—09/30/2014	2,802
1,800	5.838%—09/30/2027[2]	2,038

		4,840

	Rohm and Haas Co.
2,500	6.000%—09/15/2017	2,942
	Royal Bank of Scotland Group plc
5,700	7.640%—09/29/2017[3,6]	4,190
	Royal Bank of Scotland plc
1,200	3.950%—09/21/2015	1,233
	Royal Bank of Scotland plc MTN[5]
1,300	4.875%—08/25/2014[2]	1,355
	Santander Issuances SA Unipersonal
£19,050	7.300%—07/27/2019[3]	25,755

	SLM Corp. MTN[5]
$10,900	0.751%—01/27/2014[1]	$10,551
€5,450	0.992%—06/17/2013[1]	6,548
5,300	3.125%—09/17/2012	6,521

		23,620

	Southern Gas Networks plc MTN[5]
£9,800	1.065%—10/21/2015[1]	14,126	[x]
	Springleaf Finance Corp. MTN[5]
$10,000	5.375%—10/01/2012	9,975
1,600	5.400%—12/01/2015	1,384

		11,359

	SSIF Nevada LP
62,500	1.155%—04/14/2014[1,2]	62,610
	State Bank of India
8,100	4.500%—07/27/2015[2]	8,370
	State Street Capital Trust III
4,500	5.458%—03/15/2011[3,6]	4,527
	State Street Capital Trust IV
700	1.468%—06/15/2037[1]	525
	Stone Street Trust
16,400	5.902%—12/15/2015[2]	16,993
	Sumitomo Mitsui Banking Corp.
8,000	1.950%—01/14/2014[2]	8,091
	Sydney Airport Finance Co. Pty Ltd.
1,200	5.125%—02/22/2021[2]	1,320
	TNK-BP Finance SA MTN[5]
3,100	7.500%—07/18/2016	3,519
	UAL 2009-1 Pass Through Trust
1,674	10.400%—11/01/2016	1,911
	UBS AG
1,100	1.447%—01/28/2014[1]	1,100
	UBS AG MTN[5]
8,900	5.750%—04/25/2018	10,218
3,200	5.875%—12/20/2017	3,711

		13,929

	UFJ Finance Aruba AEC
200	6.750%—07/15/2013	210
	Union Pacific Corp.
7,500	4.163%—07/15/2022	8,593
	UnitedHealth Group Inc.
3,700	4.875%—02/15/2013	3,786
	Vale Overseas Ltd.
900	6.250%—01/23/2017	1,033
4,000	6.875%—11/21/2036-11/10/2039	4,880

		5,913

	Verizon Communications Inc.
400	5.250%—04/15/2013	413
	Vesey Street Investment Trust I
2,200	4.404%—09/01/2016[7]	2,252
	Wachovia Corp.
1,600	5.625%—10/15/2016	1,825
	Waha Aerospace BV
2,000	3.925%—07/28/2020[2]	2,115
	Wells Fargo & Co.
135,800	7.980%—03/15/2018[3,6]	152,775
	Westpac Banking Corp.
1,000	0.935%—07/16/2014[1,2]	1,006

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

	$5,100	3.585%—08/14/2014[2]	$5,386

			6,392

	TOTAL CORPORATE BONDS & NOTES (Cost $1,594,773)		1,678,064

FOREIGN GOVERNMENT OBLIGATIONS—6.5%
		Banco Nacional de Desenvolvimento Economico e Social
	€2,300	4.125%—09/15/2017[2]	2,961
		Brazil Notas do Tesouro Nacional Série F
R$	3,077	10.000%—01/01/2014-01/01/2021	1,566
		Canada Housing Trust No. 1
CAD$	12,000	2.650%—03/15/2022[2]	12,428
	15,500	3.350%—12/15/2020[2]	16,973
	10,500	3.800%—06/15/2021[2]	11,892

			41,293

		Corp Nacional del Cobre de Chile
	$500	6.150%—10/24/2036[2]	667
	4,000	7.500%—01/15/2019[2]	5,163

			5,830

		Export-Import Bank of Korea
	2,300	4.000%—01/29/2021	2,443
	12,300	4.125%—09/09/2015	13,104
	3,700	5.125%—06/29/2020	4,205

			19,752

		Indian Oil Corp. Ltd.
	7,400	4.750%—01/22/2015	7,676
		Italy Buoni Ordinari del Tesoro Bot
	€26,300	0.000%—01/31/2013[8]	32,059
		Italy Buoni Poliennali Del Tesoro
	4,371	2.100%—09/15/2021[9]	4,164
		Korea Development Bank
	$18,600	4.375%—08/10/2015	19,991
		Korea Housing Finance Corp.
	2,200	4.125%—12/15/2015[2]	2,348
		Mexican Bonos
MEX$	57,800	6.000%—06/18/2015	4,505
	112,000	6.250%—06/16/2016	8,874
	752,400	10.000%—12/05/2024	80,552

			93,931

		Mexico Government International Bond MTN[5]
	€4,400	4.250%—07/14/2017	5,897
		Panama Government International Bond
	$1,400	7.250%—03/15/2015	1,607
		Petroleos Mexicanos
	17,700	5.500%—01/21/2021	20,842
	9,400	6.000%—03/05/2020	11,303
	20,100	8.000%—05/03/2019	26,432

			58,577

		Province of British Columbia Canada
CAD$	600	3.250%—12/18/2021	638
	1,400	4.300%—06/18/2042	1,690

			2,328

		Province of Ontario Canada
	$6,400	3.000%—07/16/2018	6,966

CAD$	31,800	3.150%—06/02/2022	$32,999
	$41,800	4.000%—10/07/2019-06/02/2021	46,629
CAD$	16,100	4.200%—03/08/2018-06/02/2020	18,060
	8,000	4.300%—03/08/2017	8,848
	10,600	4.400%—06/02/2019-04/14/2020	12,114
	4,000	4.600%—06/02/2039	4,855
	6,100	4.700%—06/02/2037	7,425

			137,896

		Province of Ontario Canada MTN[5]
	2,400	5.500%—06/02/2018	2,832
		Province of Quebec Canada
	$20,200	3.500%—07/29/2020-12/01/2022	21,315
CAD$	18,200	4.250%—12/01/2021	20,374
	8,000	4.500%—12/01/2016-12/01/2020	9,040

			50,729

		Province of Quebec Canada MTN[5]
	4,200	4.500%—12/01/2018	4,742
		Russian Foreign Bond Eurobond
	$5,200	3.250%—04/04/2017[2]	5,379
		Vnesheconombank Via VEB Finance plc
	2,600	5.450%—11/22/2017[2]	2,763

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $477,944)		504,321

MORTGAGE PASS-THROUGH—52.5%
		Federal Home Loan Mortgage Corp.
	33	2.331%—06/01/2024[1]	36
	74,880	4.500%—01/01/2039-07/01/2041	80,824
	374	5.092%—08/01/2035[1]	404
	6,774	5.500%—02/01/2038-07/01/2038	7,450
	36,977	6.000%—07/01/2016-05/01/2040	40,742

			129,456

		Federal Home Loan Mortgage Corp. REMIC[4]
	5,500	0.399%—07/15/2019-08/15/2019[1]	5,504
	1,927	0.549%—05/15/2036[1]	1,933
	129	0.699%—11/15/2030[1]	130
	188	8.000%—08/15/2022	217
	37	9.000%—12/15/2020	41

			7,825

		Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series T-63 Cl. 1A1
	268	1.347%—02/25/2045[1]	261
		Series E3 Cl. A
	755	3.218%—08/15/2032[1]	792

			1,053

		Federal Home Loan Mortgage Corp. TBA[10]
	4,000	4.500%—09/01/2041	4,300
		Federal Housing Authority Project
	39	7.400%—02/01/2021	38	[x]
	2,128	7.450%—05/01/2021	2,099	[x]

			2,137

		Federal National Mortgage Association
	769	1.547%—10/01/2040[1]	785
	5,300	2.310%—08/01/2022	5,283	[x]
	11,700	2.475%—04/01/2019	12,310
	16,000	2.500%—03/01/2027-08/01/2027	16,681
	3,078	2.646%—08/01/2035[1]	3,290
	4,564	2.840%—06/01/2035[1]	4,885

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

$6,000	2.870%—09/01/2027	$6,028	[x]
495	3.330%—11/01/2021	539
41,074	3.500%—08/01/2025-07/01/2042	43,696
65,098	4.000%—12/01/2014-01/01/2042	69,816
922,441	4.500%—04/01/2013-07/01/2042	1,001,824
74,203	5.000%—07/01/2030-10/01/2041	81,171
432	5.019%—05/01/2035[1]	465
154,223	5.500%—02/01/2023-07/01/2041	169,912
306,273	6.000%—07/01/2016-09/01/2040	338,681
	Series 2003-W1 Cl. 1A1
399	6.233%—12/25/2042[3]	461

		1,755,827

	Federal National Mortgage Association REMIC[4]
	Series 2007-30 Cl. AF
4,175	0.556%—04/25/2037[1]	4,188
	Series 2005-75 Cl. FL
8,259	0.696%—09/25/2035[1]	8,299
10,973	0.996%—01/25/2040[1]	11,142
57,463	3.500%—10/25/2041	59,675
	Series 2006-5 Cl. 3A2
306	2.564%—05/25/2035[1]	319
	Series 2003-25 Cl. KP
2,095	5.000%—04/25/2033	2,331

		85,954

	Federal National Mortgage Association TBA[10]
140,000	2.500%—08/16/2027-12/01/2099	145,675
370,000	3.000%—09/13/2042-12/01/2099	388,053
719,000	3.500%—08/16/2027-08/13/2042	761,954
372,000	4.000%—08/13/2042-12/01/2099	398,738
50,000	4.500%—08/13/2042-12/01/2099	54,060
52,000	5.000%—08/13/2042	56,672
241,000	5.500%—08/01/2041	264,422

		2,069,574

	Government National Mortgage Association II
1,140	1.625%—03/20/2017-02/20/2032[1]	1,185
308	2.000%—08/20/2022-10/20/2025[1]	320
46	2.375%—05/20/2024[1]	48
37	2.500%—12/20/2024[1]	39

		1,592

TOTAL MORTGAGE PASS-THROUGH (Cost $3,982,154)		4,057,718

MUNICIPAL BONDS—4.7%
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030	2,320
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,784
	California State
2,200	5.650%—04/01/2039[3]	2,277
7,800	7.500%—04/01/2034	10,163
5,300	7.550%—04/01/2039	7,085
5,800	7.600%—11/01/2040	7,848
5,000	7.950%—03/01/2036	5,998

		33,371

	California State University
3,900	6.434%—11/01/2030	4,721
	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,918

$800	6.300%—12/01/2021	$898
11,200	6.899%—12/01/2040	13,948

		17,764

	Clark County Nevada
19,000	6.350%—07/01/2029	20,890
	Clark County Nevada Airport System Revenue
4,200	6.820%—07/01/2045	6,048
	Denver Public Schools
39,000	7.017%—12/15/2037	52,720
	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	17,326
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,532
	Los Angeles Department of Water & Power
2,700	6.603%—07/01/2050	4,055
	New York City Municipal Water Finance Authority
17,030	5.000%—06/15/2044	19,323
1,000	6.011%—06/15/2042	1,412

		20,735

	New York City NY
10,000	5.000%—10/01/2036	11,453
49,100	6.246%—06/01/2035	57,236

		68,689

	North Las Vegas City NV
24,000	6.572%—06/01/2040	27,696
	Orange County Local Transportation Authority
39,400	6.908%—02/15/2041	56,612
	Public Power Generation Agency
600	7.242%—01/01/2041	731
	San Antonio City TX Water System Revenue
3,400	4.750%—05/15/2037	3,569
	University of California
15,700	6.270%—05/15/2031	18,222

TOTAL MUNICIPAL BONDS (Cost $291,055)		360,785

PREFERRED STOCKS—0.2%

Shares
COMMERCIAL BANKS—0.0%
28,000	CoBank ACB[2]	1,409

CONSUMER FINANCE—0.2%
650,000	Ally Financial Inc.	15,153

TOTAL PREFERRED STOCKS (Cost $17,664)		16,562

RIGHTS/WARRANTS—0.0%
(Cost $15)
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow*	—	[z]

U.S. GOVERNMENT AGENCIES—6.3%
	Federal Home Loan Mortgage Corp.
129,500	1.000%—03/08/2017-07/28/2017	130,941

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT AGENCIES—Continued
Principal Amount (000s)		Value (000s)

$31,500	1.250%—05/12/2017-08/01/2019	$31,833
23,300	1.750%—05/30/2019	24,166
4,700	2.375%—01/13/2022	4,932
27,100	3.750%—03/27/2019	31,567
2,100	5.000%—02/16/2017	2,503
5,000	5.500%—08/23/2017	6,164

		232,106

	Federal National Mortgage Association
27,900	0.875%—08/28/2017	27,937
50,000	1.125%—04/27/2017	50,835
107,500	1.250%—01/30/2017	109,920
45,800	5.000%—02/13/2017-05/11/2017	54,462
13,000	5.375%—06/12/2017	15,860

		259,014

TOTAL U.S. GOVERNMENT AGENCIES (Cost $482,493)		491,120

U.S. GOVERNMENT OBLIGATIONS—21.0%
	U.S. Treasury Bonds
50,400	3.000%—05/15/2042	54,818
49,000	3.125%—11/15/2041-02/15/2042	54,634

		109,452

	U.S. Treasury Inflation Indexed Bonds[9]
22,204	0.125%—01/15/2022-07/15/2022[11]	24,002
8,464	0.625%—07/15/2021[11]	9,589
59,465	1.125%—01/15/2021[11]	69,518
13,910	1.250%—07/15/2020[11]	16,403
34,227	1.750%—01/15/2028[11]	44,346
53,844	2.000%—01/15/2026[11]	70,607
5,715	2.125%—02/15/2040[11]	8,561
36,305	2.375%—01/15/2025-01/15/2027[11]	49,636
31,364	2.500%—01/15/2029[11]	45,039
7,247	3.625%—04/15/2028	11,526
9,786	3.875%—04/15/2029[11]	16,336

		365,563

	U.S. Treasury Notes
113,900	0.500%—07/31/2017	113,375
42,600	0.750%—06/30/2017	42,936
151,700	0.875%—07/31/2019	150,586
82,700	1.000%—06/30/2019	82,875
98,700	1.125%—05/31/2019	99,826
143,000	1.250%—04/30/2019	145,972
74,700	1.375%—11/30/2018	77,069
184,000	1.500%—08/31/2018	191,446
155,800	1.750%—05/15/2022	159,500
36,300	2.000%—02/15/2022	38,093
2,000	3.125%—05/15/2019	2,291
16,700	3.375%—11/15/2019	19,484
16,000	3.500%—02/15/2018	18,422
3,200	3.625%—08/15/2019	3,782

		1,145,657

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,561,995)		1,620,672

SHORT-TERM INVESTMENTS—5.7%
CERTIFICATES OF DEPOSIT—0.2%
	Bank of Nova Scotia
2,200	0.0197%—08/09/2012[1]	2,200
	British Telecom plc
5,700	0.9000%—10/29/2012	5,687
SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

	Itau Unibanco SA
$6,500	1.5873%—11/05/2012	$6,473

		14,360

FOREIGN GOVERNMENT OBLIGATIONS—2.6%
	Japan Treasury Discount Bill
15,330,000	0.096%—10/22/2012	196,180
	Mexico Cetes
3,000	4.322%—08/23/2012	225

		196,405

REPURCHASE AGREEMENTS—2.9%
50,000	Repurchase Agreement with Bank of America dated July 31, 2012 due August 01, 2012 at 0.170% and at 0.180% collateralized by U.S. Treasury Bills (market value $25,501)	50,000
12,300	Repurchase Agreement with Barclay’s Capital dated July 31, 2012 due August 01, 2012 at 0.170% collateralized by U.S. Treasury Bonds (market value $10,211) and at 0.210% collateralized by Federal Home Loan Mortgage Association (market value $2,293)	12,300
22,100	Repurchase Agreement with Citigroup Global Markets dated July 31, 2012 due August 01, 2012 at 0.170% and 0.220% collateralized by U.S. States Notes (market value $16,868) and Federal Home Loan Mortgage Corp. (market value $5,606)	22,100
7,400	Repurchase Agreement with Credit Suisse First Boston dated July 31, 2012 due August 01, 2012 at 0.200% collateralized by U.S. Treasury Notes (market value $7,578)	7,400
16,600	Repurchase Agreement with Deutsche Bank dated July 31, 2012 due August 01, 2012 at 0.170% collateralized by U.S. Treasury Notes (market value $16,936)	16,600
15,000	Repurchase Agreement with Morgan Stanley dated July 31, 2012 due August 01, 2012 at 0.210% collateralized by U.S. Treasury Bonds (market value $15,177)	15,000
100,000	Repurchase Agreement with RBC Capital Markets dated July 31, 2012 due August 01, 2012 at 0.200% collateralized by U.S. Treasury Notes (market value $102,050)	100,000
2,600	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by Federal Home Loan Banks (market value $2,656)	2,600

		226,000

U.S. TREASURY BILLS—0.0%
390	0.130%—08/16/2012	390
70	0.144%—09/13/2012	70
260	0.168%—07/25/2013	260

		720

TOTAL SHORT-TERM INVESTMENTS (Cost $437,302)		437,485

TOTAL INVESTMENTS—124.9% (Cost $9,316,527)		9,660,859

CASH AND OTHER ASSETS, LESS LIABILITIES—(24.9)%		(1,924,213)

TOTAL NET ASSETS—100.0%		$7,736,646

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2012

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Sell)	39	€3,900	09/06/2012	$(161)
Eurodollar Futures-CME 90 day (Buy)	1953	$488,250	03/16/2015	1,205
Eurodollar Futures-CME 90 day (Buy)	985	246,250	06/15/2015	622
Eurodollar Futures-CME 90 day (Buy)	188	47,000	09/14/2015	235
U.S. Treasury Note Futures-10 year (Buy)	7117	711,700	09/19/2012	13,437

				$15,338

WRITTEN OPTIONS OPEN AT JULY 31, 2012

Description	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Value (000s)
Inflation-Linked Swap Option (Put)	(5,100,000)	215.95	[j]	03/10/2020	$(11)
Inflation-Linked Swap Option (Put)	(14,100,000)	215.95	[j]	03/12/2020	(19)
Inflation-Linked Swap Option (Put)	(33,900,000)	216.69	[j]	04/07/2020	(47)
Inflation-Linked Swap Option (Put)	(15,100,000)	217.97	[j]	09/29/2020	(27)
Inflation-Linked Swap Option (Put)	(15,600,000)	218.01	[j]	10/13/2020	(40)
Interest Rate Swap Option 1 year (Put)	(133,700,000)	1.75%		11/19/2012	(2)
Interest Rate Swap Option 2 year (Put)	(557,200,000)	2.25		09/24/2012	—
Interest Rate Swap Option 2 year (Put)	(347,200,000)	0.92		11/14/2012	(53)
Interest Rate Swap Option 2 year (Put)	(80,300,000)	1.20		07/11/2013	(61)
Interest Rate Swap Option 3 year (Put)	(30,300,000)	1.00		08/13/2012	—
Interest Rate Swap Option 5 year (Call)	(40,100,000)	1.40		03/18/2013	(955)
Interest Rate Swap Option 5 year (Put)	(104,900,000)	1.35		08/13/2012	—
Interest Rate Swap Option 5 year (Put)	(1,288,200,000)	1.70		08/13/2012	—
Interest Rate Swap Option 5 year (Put)	(40,100,000)	1.40		03/18/2013	(135)
Interest Rate Swap Option 5 year (Put)	(40,800,000)	2.00		03/18/2013	(38)
Interest Rate Swap Option 5 year (Put)	(81,600,000)	1.75		05/30/2013	(239)
Interest Rate Swap Option 10 year (Call)	(21,700,000)	1.50		05/30/2013	(312)
U.S. Treasury Notes 10 year Future (Call)	(1,063)	136.00		08/24/2012	(199)
U.S. Treasury Notes 10 year Future (Put)	(682)	131.00		08/24/2012	(21)
U.S. Treasury Notes 10 year Future (Put)	(381)	133.00		08/24/2012	(71)

Written Options outstanding, at value (premiums received of $22,371)					$(2,230)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Barclays Capital	$1,471	$1,471	08/02/2012	$—
Brazilian Real (Buy)	UBS AG	1,471	1,501	08/02/2012	(30)
Brazilian Real (Sell)	Barclays Capital	1,471	1,542	08/02/2012	71
Brazilian Real (Sell)	UBS AG	1,471	1,471	08/02/2012	—
Brazilian Real (Sell)	UBS AG	1,455	1,486	10/02/2012	31
British Pound Sterling (Buy)	BNP Paribas SA	113	112	08/02/2012	1
British Pound Sterling (Buy)	JP Morgan Chase Bank, N.A.	113	113	09/04/2012	—
British Pound Sterling (Buy)	Royal Bank of Canada	47,768	47,203	08/02/2012	565
British Pound Sterling (Sell)	Royal Bank of Canada	47,767	47,199	09/04/2012	(568)
British Pound Sterling (Sell)	UBS AG	47,768	47,540	08/02/2012	(228)
Canadian Dollar (Sell)	UBS AG	222,479	217,293	09/20/2012	(5,186)
Euro Currency (Buy)	BNP Paribas SA	5,386	5,464	08/02/2012	(78)
Euro Currency (Buy)	BNP Paribas SA	467	477	09/14/2012	(10)
Euro Currency (Buy)	Deutsche Bank AG London	2,230	2,212	09/14/2012	18
Euro Currency (Buy)	JP Morgan Chase Bank, N.A.	2,050	2,092	09/14/2012	(42)
Euro Currency (Buy)	JP Morgan Chase Bank, N.A.	5,909	5,907	09/14/2012	2
Euro Currency (Buy)	Royal Bank of Scotland plc	5,435	5,411	09/14/2012	24
Euro Currency (Buy)	UBS AG	3,602	3,707	09/14/2012	(105)
Euro Currency (Sell)	Citibank, N.A.	68	68	08/02/2012	—
Euro Currency (Sell)	Citibank, N.A.	166,689	168,933	09/14/2012	2,244
Euro Currency (Sell)	Royal Bank of Scotland plc	5,432	5,408	08/02/2012	(24)
Euro Currency (Sell)	UBS AG	32,443	32,288	01/31/2013	(155)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Japanese Yen (Sell)	JP Morgan Chase Bank, N.A.	$13,616	$13,269	09/10/2012	$(347)
Japanese Yen (Sell)	UBS AG	8,935	8,709	09/10/2012	(226)
Japanese Yen (Sell)	UBS AG	196,410	196,151	10/22/2012	(259)
Mexican Peso (Buy)	Citibank, N.A.	410	405	12/03/2012	5
Mexican Peso (Buy)	Credit Suisse International	9	9	12/03/2012	—
Mexican Peso (Buy)	Deutsche Bank AG London	44	44	08/15/2012	—
Mexican Peso (Buy)	Deutsche Bank AG London	43	44	12/03/2012	(1)
Mexican Peso (Buy)	HSBC Bank USA, N.A.	94,437	93,236	08/15/2012	1,201
Mexican Peso (Buy)	JP Morgan Chase Bank, N.A.	166	158	08/15/2012	8
Mexican Peso (Buy)	JP Morgan Chase Bank, N.A.	2,621	2,605	12/03/2012	16
Mexican Peso (Buy)	Morgan Stanley and Co. Inc.	61	61	12/03/2012	—
Mexican Peso (Buy)	UBS AG	166	161	08/15/2012	5
Mexican Peso (Sell)	Barclays Bank plc	554	522	08/15/2012	(32)
Mexican Peso (Sell)	Deutsche Bank AG London	44	45	08/15/2012	1
Mexican Peso (Sell)	HSBC Bank USA, N.A.	9,908	9,573	08/15/2012	(335)
Mexican Peso (Sell)	HSBC Bank USA, N.A.	95,642	94,466	12/03/2012	(1,176)
Mexican Peso (Sell)	Morgan Stanley and Co. Inc.	8,689	8,400	08/15/2012	(289)
Mexican Peso (Sell)	Morgan Stanley and Co. Inc.	7	7	08/23/2012	—
Mexican Peso (Sell)	UBS AG	75,619	72,510	08/15/2012	(3,109)
Mexican Peso (Sell)	UBS AG	215	207	08/23/2012	(8)
Mexican Peso (Sell)	UBS AG	2,938	2,910	12/03/2012	(28)
Singapore Dollar (Buy)	Royal Bank of Scotland plc	20	20	10/22/2012	—
Singapore Dollar (Buy)	UBS AG	20	20	08/03/2012	—
Singapore Dollar (Sell)	Royal Bank of Scotland plc	20	20	08/03/2012	—

					$(8,044)

SWAP AGREEMENTS OPEN AT JULY 31, 2012

CHICAGO MERCANTILE EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	1.500%	03/18/2016	$138,300	$911
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	4.250	06/15/2041	312,200	(44,626)
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	2.750	06/20/2042	38,000	(4,405)
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	2.500	12/19/2042	2,900	(87)

Interest Rate Swaps						$(48,207)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Dow Jones CDX North America Investment Grade Index Series 18 5Y	Sell	1.000%	06/20/2017	1.076%	$917	$(1,930)	$383,000	$2,847

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.600%	09/06/2016	MEX$	526,200	$764
Barclays Bank plc	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		109,000	191
Goldman Sachs Bank USA	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		9,100	16
HSBC Bank USA, N.A.	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016		521,900	809
Morgan Stanley Capital Services LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.600	09/06/2016		27,000	46
Morgan Stanley Capital Services LLC	Mexica TIIE-Banxico-Bloomberg	Pay	5.500	09/13/2017		44,000	77
Morgan Stanley Capital Services LLC	Mexica TIIE-Banxico-Bloomberg	Pay	6.350	06/02/2021		213,600	713

Interest Rate Swaps							$2,616

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	0.400%	$11	$—	$2,800	$11
Barclays Bank plc	Berkshire Hathaway Inc. 2.450% due 12/15/2015	Sell	1.000	06/20/2017	1.232	(27)	(72)	2,800	45
Credit Suisse International	Berkshire Hathaway Inc. 2.450% due 12/15/2015	Sell	1.000	06/20/2017	1.232	(34)	(87)	3,500	53
UBS AG	Berkshire Hathaway Inc. 4.625% due 10/15/2013	Sell	1.000	03/20/2015	0.846	14	(49)	2,700	63
Citibank, N.A.	China Development Bank Corporation 4.750% due 10/08/2014	Sell	1.000	06/20/2017	1.852	(4)	(5)	100	1
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12	Sell	5.000	12/20/2014	2.013	234	309	3,100	(75)
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.209	192	266	2,000	(74)
Citibank, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.209	519	746	5,400	(227)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.075	856	891	9,800	(306)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.075	4,238	6,046	48,500	(1,808)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.209	96	131	1,000	(35)
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.075	5,137	3,704	58,800	1,433
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.075	516	804	5,900	(288)
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.075	1,433	2,071	16,400	(638)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.075	210	327	2,400	(117)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	2.075	201	260	2,300	(59)
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 9—V4 5Y 30-100%	Sell	0.705	12/20/2012	0.079	55	—	16,782	55
Morgan Stanley Capital Services LLC	Dow Jones CDX North America Investment Grade Index Series 9—V3 5Y 15-30%	Sell	0.963	12/20/2012	0.009	32	—	6,500	32
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 10—V4 5Y 30-100%	Sell	0.530	06/20/2013	0.060	19	—	3,858	19
Citibank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.081	(85)	(135)	44,500	50
Citibank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.927	3	(16)	1,000	19
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2016	1.120	(16)	(26)	4,500	10
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	12/20/2016	1.183	(177)	(667)	26,500	490
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	9	(26)	1,900	35
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	1.037	(1)	(57)	8,500	56
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.927	11	(28)	3,300	39
UBS AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.927	2	(5)	700	7
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.927	8	(20)	2,300	28
Credit Suisse International	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	3	(18)	700	21
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	50	(125)	11,400	175
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	24	(60)	5,500	84

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	06/20/2015	0.889%	$6	$(35)	$1,300	$41
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	7	(14)	1,500	21
Morgan Stanley Capital Services LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	7	(15)	1,600	22
Bank of America NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.927	3	(6)	700	9
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.927	11	(25)	3,300	36
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.629	(398)	(298)	9,000	(100)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.629	(487)	(343)	11,000	(144)
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2017	1.291	(123)	(90)	9,800	(33)
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.081	(29)	(44)	15,200	15
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.034	(487)	(1,153)	18,800	666
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2015	0.928	(29)	(37)	1,400	8
Morgan Stanley Capital Services LLC	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.275	(148)	(170)	3,600	22
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.275	(25)	(32)	600	7
Goldman Sachs International	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2016	1.377	(1,652)	(2,594)	34,700	942
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.126	(103)	(134)	3,300	31
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.126	(106)	(138)	3,400	32
Barclays Bank plc	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.275	(45)	(67)	1,100	22
HSBC Bank USA, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2016	1.275	(45)	(66)	1,100	21
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	1.034	(55)	(42)	2,100	(13)
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.126	(18)	(19)	600	1
Morgan Stanley Capital Services LLC	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	1.126	(18)	(19)	600	1
Deutsche Bank AG	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	4.900	12/20/2013	0.656	123	—	1,900	123
Deutsche Bank AG	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	1.000	03/20/2016	1.247	(4)	(30)	500	26
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.640	12/20/2012	0.321	11	—	5,600	11
Citibank, N.A.	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	3.850	03/20/2014	0.762	495	—	9,000	495
Morgan Stanley Capital Services LLC	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	1.000	03/20/2013	0.314	56	(107)	10,000	163
JP Morgan Chase Bank, N.A.	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	1.000	03/20/2013	0.314	76	(175)	13,500	251
Morgan Stanley Capital Services LLC	General Electric Capital Corporation 5.625% due 09/15/2017	Sell	1.000	06/20/2016	1.284	(1,749)	(1,740)	1,500	(9)
JP Morgan Chase Bank, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	0.620	56	33	3,800	23
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	0.620	423	316	27,700	107
UBS AG	Government of Japan 2.000% due 03/21/2022	Sell	1.000	03/20/2016	0.620	187	(24)	12,600	211
UBS AG	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.569	226	4	14,400	222

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Government of Japan 2.000% due 03/21/2022	Sell	1.000%	06/20/2016	0.665%	$616	$282	$43,800	$334
UBS AG	Government of Japan 2.000% due 03/21/2022	Sell	1.000	09/20/2015	0.510	198	18	12,000	180
JP Morgan Chase Bank, N.A.	Mexico Government 7.500% due 04/08/2033	Sell	0.920	03/20/2016	0.841	2	—	300	2
Credit Suisse International	Morgan Stanley and Co. Inc. 0.905% due 10/18/2016	Sell	1.000	06/20/2013	2.266	(30)	(56)	3,000	26
Deutsche Bank AG	Morgan Stanley and Co. Inc. 6.000% due 04/28/2015	Sell	1.000	06/20/2013	2.266	(15)	(48)	1,600	33
JP Morgan Chase Bank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2017	1.052	(29)	(141)	22,300	112
Citibank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2017	1.112	(5)	(16)	1,200	11
UBS AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2017	1.112	(2)	(3)	500	1
Morgan Stanley Capital Services LLC	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2017	1.112	(4)	(13)	900	9
Goldman Sachs International	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2017	1.112	(8)	(12)	1,800	4
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.828	9	8	1,200	1
JP Morgan Chase Bank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2017	1.112	(26)	(38)	5,900	12
UBS AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2017	1.052	(21)	(94)	16,100	73
Citibank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.774	113	124	11,500	(11)
JP Morgan Chase Bank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.774	44	48	4,500	(4)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.774	42	45	4,300	(3)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.528	117	141	7,900	(24)
Citibank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.528	38	31	2,600	7
Morgan Stanley Capital Services LLC	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.828	16	11	1,900	5
Deutsche Bank AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.828	13	9	1,700	4
UBS AG	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.828	4	3	500	1
JP Morgan Chase Bank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.828	31	22	3,800	9
Barclays Bank plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	03/20/2016	0.713	10	10	900	—
BNP Paribas S.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	03/20/2016	0.713	6	6	500	—
Morgan Stanley Capital Services LLC	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.284	(47)	(68)	4,600	21
UBS AG	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.284	(21)	(32)	2,000	11
Barclays Bank plc	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	06/20/2016	1.207	(51)	(119)	7,500	68
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	0.903	5	(28)	1,200	33
Citibank, N.A.	Republic of Kazakhstan	Sell	1.000	03/20/2016	1.649	(11)	(14)	500	3
JP Morgan Chase Bank, N.A.	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	06/20/2017	1.115	(59)	(132)	13,600	73
UBS AG	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	09/20/2017	1.170	(9)	(9)	1,300	—
BNP Paribas S.A.	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	09/20/2017	1.170	(9)	(10)	1,200	1
JP Morgan Chase Bank, N.A.	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	09/20/2017	1.170	(24)	(24)	3,300	—

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Republic of Korea 4.875% due 09/22/2014	Sell	1.000%	06/20/2016	0.861%	$16	$2	$2,400	$14
Morgan Stanley Capital Services LLC	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	09/20/2017	1.170	(2)	(2)	300	—
Deutsche Bank AG	Republic of Korea 4.875% due 09/22/2014	Sell	1.000	06/20/2016	0.861	10	1	1,600	9
Goldman Sachs International	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2017	1.685	(18)	(40)	600	22
Deutsche Bank AG	The Expert-Import Bank of China 4.875% due 07/21/2015	Sell	1.000	06/20/2017	1.620	(17)	(26)	600	9
BNP Paribas S.A.	UBS AG 1.262% due 04/18/2012	Sell	0.760	03/20/2013	0.622	36	—	20,470	36
Credit Suisse International	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2016	0.289	59	42	2,200	17
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2016	0.289	17	13	600	4
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2015	0.147	91	19	3,800	72
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.241	156	138	5,800	18
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2016	0.331	192	124	7,000	68
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.168	553	272	21,900	281
Citibank, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	0.884	335	11	59,600	324
HSBC Bank USA, N.A.	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2017	1.128	(9)	(39)	1,800	30
Barclays Bank plc	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2017	1.128	(3)	(13)	600	10
UBS AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.730	6	(7)	600	13
HSBC Bank USA, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.840	145	(153)	20,800	298
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.840	102	(109)	14,800	211
Citibank, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.730	15	(21)	1,600	36
BNP Paribas S.A.	United States of America 4.875% due 08/15/2016	Sell	0.250	03/20/2016	0.329	(49)	(219)	€15,500	170
UBS AG	United States of America 4.875% due 08/15/2016	Sell	0.250	09/20/2015	0.282	(23)	(414)	27,700	391

Credit Default Swaps									$5,354

Total Swaps									$(37,390)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2012

Par Value (000s)	Security	Value (000s)
$(16,000)	Federal National Mortgage Association TBA[10] (proceeds $17,598)	$(17,650)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$132,649	$2,199	$134,848
Bank Loan Obligations	—	18,108	—	18,108
Certificate Of Deposit	—	39,176	—	39,176
Collateralized Mortgage Obligations	—	302,000	—	302,000
Corporate Bonds & Notes	—	1,663,938	14,126	1,678,064
Foreign Government Obligations	—	504,321	—	504,321
Mortgage Pass-Through	—	4,044,270	13,448	4,057,718
Municipal Bonds	—	360,785	—	360,785
Preferred Stocks	—	16,562	—	16,562
Rights/Warrants	—	—	—	—
U.S. Government Agencies	—	491,120	—	491,120
U.S. Government Obligations	—	1,620,672	—	1,620,672
Short-Term Investments
Certificates Of Deposit	—	14,360	—	14,360
Foreign Government Obligations	—	196,405	—	196,405
Repurchase Agreements	—	226,000	—	226,000
U.S. Government Obligations	—	720	—	720

Total Investments in Securities	$—	$9,631,086	$29,773	$9,660,859

Liability Category
Fixed Income Investments Sold Short	$—	$(17,650)	$—	$(17,650)

Investments in Other Financial Instruments
Forward Currency Contracts	—	(8,044)	—	(8,044)
Futures Contracts	15,338	—	—	15,338
Swap Agreements	—	(37,390)	—	(37,390)
Written Options	(291)	(1,939)	—	(2,230)

Total Investments in Other Financial Instruments	$15,047	$(47,373)	$—	$(32,326)

Total Investments	$15,047	$9,566,063	$29,773	$9,610,883

Of the Level 2 investments presented above, Preferred Stocks valued at $15,153 would have been considered Level 1 investments at October 31, 2011. Transfers from Level 1 to Level 2 are typically the result of a change, in the normal course of business, from the use of quoted prices from an active market (Level 1), to the use of an evaluated pricing method supplied by a third-party pricing service (Level 2), due to the unavailability of active market quotations. Transfers from Level 2 to Level 1 typically occur when quoted prices from an active market were not previously available (Level 2) for exchange traded securities, but have since become available (Level 1).

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2012.

Valuation Description	Balance Beginning at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)		Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2012[w] (000s)
Asset-Backed Securities	$—	$—	$(1,631)	$(1)	$(47)	$(336)	$4,214	[h]	$—	$2,199
Corporate Bonds & Notes	14,292	—	—	131	—	(297)	—		—	14,126
Mortgage Pass-Through	2,799	10,831	(137)	(7)	—	(38)	—		—	13,448
Rights/Warrants	14	—	—	—	—	(14)	—		—	—

	$17,105	$10,831	$(1,768)	$123	$(47)	$(685)	$4,214		$—	$29,773

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2012 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Asset-Backed Securities
Magnolia Funding Ltd.	$2,199	Benchmark Pricing	Base Price	$123.43

Corporate Bonds and Notes
Southern Gas Networks plc MTN[5]	14,126	Benchmark Pricing	Base Price	144.14

Mortgage Pass-Through
Federal Housing Authority Project	38	Benchmark Pricing	Base Price	98.47
Federal Housing Authority Project	2,099	Benchmark Pricing	Base Price	98.66
Federal National Mortgage Association	5,283	Benchmark Pricing	Base Price	99.68
Federal National Mortgage Association	6,028	Benchmark Pricing	Base Price	100.47

	$13,448

Rights/Warrants
General Motors Co. Escrow*	—	Cash Available in Relation to Claims	Estimated Recovery Value	0.00

	$29,773

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$—	$—
Credit Contracts	12,169	(3,968)
Foreign Exchange Contracts	4,192	(12,236)
Interest Rate Contracts	19,026	(51,509)

Total	$35,387	$(67,713)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2012.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2012, these securities were valued at $718,302 or 9% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2012.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond. The maturity date represents the next callable date.

7	Step coupon security.

8	Zero coupon bond.

9	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

10	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2012. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

11	At July 31, 2012, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $354,037 or 5% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

h	Transferred from Level 2 to Level 3 due to unavailability of observable market data for pricing input.

j	Amount represents Index Value.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2012
Asset-Backed Securities	$(182)
Corporate Bonds & Notes	(1,268)
Mortgage Pass-Through	(63)
Rights/Warrants	(15)

$(1,528)

x	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other Level 2 securities with similar terms, which is a Level 3 input.

z	Fair valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value, which is a Level 3 input.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -4.0%)

ASSET-BACKED SECURITIES—1.5%
Principal Amount (000s)		Value (000s)

	American Money Management Corp.
	Series 2005-5A Cl. A1A
$268	0.703%—08/08/2017[1,2]	$261
	Ares CLO Funds[8]
	Series 2006-6RA Cl. A1B
404	0.695%—03/12/2018[1,2]	398
	Harvest CLO SA8
	Series IX Cl. A1
€147	1.587%—03/29/2017[1]	179
	Hillmark Funding
	Series 2006-1A Cl. A1
$1,600	0.717%—05/21/2021[1,2]	1,514
	Katonah Ltd.
	Series 6A Cl. A1A
285	0.788%—09/20/2016[1,2]	282
	Magi Funding plc
	Series I-A Cl. A
€279	1.314%—04/11/2021[1,2]	328
	Park Place Securities Inc.
	Series 2004-WWF1 Cl. M2
$385	0.926%—12/25/2034[1]	378
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
154	4.034%—06/25/2033	155
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€2,498	0.922%—12/15/2023[1]	2,851
1,137	Series 2002-7X Cl. A5 0.932%—09/15/2021[1]	1,369
$80	Series 2010-B Cl. A1 2.169%—08/15/2016[1,2]	80

		4,300

	Wood Street CLO BV8
	Series II-A Cl. A1
€189	1.347%—03/29/2021[1,2]	224

TOTAL ASSET-BACKED SECURITIES (Cost $8,754)		8,019

BANK LOAN OBLIGATIONS—0.5%
	Intelsat Jackson Holdings SA Term Loan
$691	1.000%—04/02/2018[3]	694
	Springleaf Financial Funding Co. Term Loan
1,800	5.500%—05/10/2017[3]	1,726

TOTAL BANK LOAN OBLIGATIONS (Cost $2,482)		2,420

COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
Principal Amount (000s)		Value (000s)

	Arran Residential Mortgages Funding plc
	Series 2011-1A Cl. A1B
€1,025	1.886%—11/19/2047[1,2]	$1,265
	Banc of America Large Loan Inc.
	Series 2010-HLTN Cl. HLTN
$1,399	1.999%—11/15/2015[1,2]	1,336
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-5 Cl. A1
8	2.240%—08/25/2035[1]	8
	Series 2005-5 Cl. A2
15	2.250%—08/25/2035[1]	15
	Series 2005-2 Cl. A1
14	2.570%—03/25/2035[1]	14
	Series 2005-2 Cl. A2
4	3.078%—03/25/2035[1]	4

		41

	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
613	1.046%—08/25/2035[1,2]	381
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
112	2.648%—04/20/2035[1]	110
	DBUBS Mortgage Trust
	Series 2011-LC2A Cl. A2
2,800	3.386%—07/10/2044[2]	3,030
	Holmes Master Issuer plc
	Series 2011-1A Cl. A3
€1,700	1.847%—10/15/2054[1,2]	2,113
	JP Morgan Mortgage Trust
	Series 2005-A3 Cl. 2A1
$372	5.134%—06/25/2035[1]	378
	Permanent Master Issuer plc
	Series 2011-1A Cl. 1A3
€200	1.797%—07/15/2042[1,2]	248
	RBSSP Resecuritization Trust
	Series 2010-1 Cl. 2A1
$1,346	2.589%—07/26/2045[1,2]	1,347
	Residential Accredit Loans Inc.
	Series 2006-QO6 Cl. A1
148	0.426%—06/25/2046[1]	57
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
97	0.000%—01/25/2046*,1	40
	Structured Asset Mortgage Investments Inc.
	Series 2006-AR5 Cl. 1A1
93	0.456%—05/25/2046[1]	48
	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-AR9 Cl. 2A
67	2.544%—09/25/2033[1]	69

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,953)		10,463

CORPORATE BONDS & NOTES—6.0%
	Ally Financial Inc.
600	3.667%—02/11/2014[1]	608
	Banco Santander Brasil SA
500	4.250%—01/14/2016[2]	501
	Banco Santander Brazil SA MTN[4]
2,400	2.568%—03/18/2014[1,2]	2,317

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		BBVA Bancomer SA
	$800	6.500%—03/10/2021[2]	$828
		Credit Agricole Home Loan SFH
	800	1.203%—07/21/2014[1,2]	786
		Danske Bank AS MTN[4]
	1,700	1.505%—04/14/2014[1,2]	1,664
		DCP Midstream Operating LP
	700	3.250%—10/01/2015	717
		Dexia Credit Local New York
	6,500	0.867%—03/05/2013[1,2]	6,330
		GATX Financial Corp.
	1,000	5.800%—03/01/2016	1,075
		HBOS plc MTN[4]
	2,500	0.667%—09/06/2017[1]	1,860
	300	6.750%—05/21/2018[2]	291

			2,151

		HCA Inc.
	900	7.250%—09/15/2020	1,010
		ICICI Bank Ltd. MTN[4]
	500	2.217%—02/24/2014[1,2]	486
		Metropolitan Life Global Funding I MTN[4]
	100	5.125%—04/10/2013[2]	103
		Nordea Eiendomskreditt AS
	3,100	0.880%—04/07/2015[1,2]	3,098
		Petrobras International Finance Co.
	500	3.875%—01/27/2016	521
		SLM Corp. MTN[4]
	740	3.954%—05/03/2019[3,5]	657
	1,200	5.125%—08/27/2012	1,200

			1,857

		Societe Generale MTN[4]
	1,700	1.508%—04/11/2014[1,2]	1,660
		Stone Street Trust
	2,400	5.902%—12/15/2015[2]	2,487
		Transocean Inc.
	700	4.950%—11/15/2015	760
		Turkiye Garanti Bankasi AS
	200	2.955%—04/20/2016[1,2]	192
		Volkswagen International Finance NV
	2,800	0.911%—10/01/2012[1,2]	2,801

	TOTAL CORPORATE BONDS & NOTES (Cost $32,060)		31,952

FOREIGN GOVERNMENT OBLIGATIONS—6.5%
		Australia Government Bond
AUD$	200	2.500%—09/20/2030[5]	285
	2,300	3.000%—09/20/2025[5]	3,388
	2,900	4.000%—08/20/2020[5]	5,918

			9,591

		Canada Housing Trust No. 1
CAD$	2,700	2.450%—12/15/2015[2]	2,782
		Canadian Government Bond
	1,479	1.500%—12/01/2044[5]	1,969
	1,800	2.750%—09/01/2016	1,900
	3,821	4.250%—12/01/2021[5]	5,438

			9,307

		Instituto de Credito Oficial MTN[4]
	€2,300	2.405%—03/25/2014[1]	$2,671
		Italy Buoni Poliennali del Tesoro
	900	5.500%—09/01/2022	1,067
		New South Wales Treasury Corp.
AUD$	200	2.500%—11/20/2035[5]	253
	4,000	2.750%—11/20/2025[5]	5,414

			5,667

		Petroleos Mexicanos
	$200	5.500%—01/21/2021	236
		South Africa Government Bond - CPI Linked[5]
ZAR$	7,784	2.750%—01/31/2022	1,046
		U.K. Gilt Inflation Linked[5]
	£257	0.375%—03/22/2062	455
	513	0.625%—11/22/2042	944
	252	1.250%—11/22/2055	586

			1,985

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $32,615)		34,352

MORTGAGE PASS-THROUGH—1.1%
		Federal Home Loan Mortgage Corp. REMIC[6]
	$2,836	0.849%—12/15/2037[1]	2,859
		Federal National Mortgage Association REMIC[6]
	783	0.596%—07/25/2037[1]	787
	641	0.626%—07/25/2037[1]	643
	552	0.686%—05/25/2036[1]	555
	967	0.926%—02/25/2041[1]	972

			2,957

	TOTAL MORTGAGE PASS-THROUGH (Cost $5,761)		5,816

PURCHASED OPTIONS—0.0%
	(Cost $132)
No. of Contracts
		Interest Rate Swap Option 30 year
	2,600,000	3.875%—04/14/2014	51

STRADDLE OPTIONS—0.0%
		Forward Volatility Swaption 3 month vs 30 year
	2,500,000	0.000%[k]—09/19/2012-12/10/2012	198	[x]
	900,000	0.000%[k]—12/10/2012	70

	TOTAL STRADDLE OPTIONS (Cost $293)		268

U.S. GOVERNMENT OBLIGATIONS—86.4%
Principal Amount (000s)
		U.S. Treasury Inflation Indexed Bonds[5]
	$13,952	0.125%—04/15/2016[7]	14,666
	77,786	0.125%—04/15/2017-07/15/2022	84,134
	16,226	0.500%—04/15/2015	16,988
	32,195	0.625%—04/15/2013-07/15/2021	36,324
	2,441	0.750%—02/15/2042	2,735

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$8,090	1.125%—01/15/2021	$9,457
28,794	1.250%—04/15/2014-07/15/2020	32,335
6,164	1.375%—01/15/2020	7,273
23,109	1.625%—01/15/2015	24,734
9,687	1.750%—01/15/2028	12,550
18,757	1.875%—07/15/2013-07/15/2019	22,148
38,253	2.000%—01/15/2014-01/15/2026	45,280
19,588	2.125%—01/15/2019-02/15/2041	27,439
46,265	2.375%—01/15/2025-01/15/2027[7]	63,016
19,391	2.500%—07/15/2016-01/15/2029	27,718
12,530	2.625%—07/15/2017	15,031
9,297	3.875%—04/15/2029	15,519

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $435,214)		457,347

SHORT-TERM INVESTMENTS—0.5%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$1,500	Repurchase Agreement with Credit Suisse First Boston dated July 31, 2012 due August 01, 2012 at 0.130% collateralized by U.S.Treasury Notes (market value $1,535)	$1,500
941	Repurchase Agreement with State Street Corp. dated July 31, 2012 due August 01, 2012 at 0.010% collateralized by Federal National Mortgage Association (market value $962)	941

TOTAL SHORT-TERM INVESTMENTS (Cost $2,441)		2,441

TOTAL INVESTMENTS—104.5% (Cost $530,705)		553,129

CASH AND OTHER ASSETS, LESS LIABILITIES—(4.5)%		(23,989)

TOTAL NET ASSETS—100.0%		$529,140

FUTURES CONTRACTS OPEN AT JULY 31, 2012

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	62	$15,500	03/16/2015	$130
Eurodollar Futures-CME 90 day (Buy)	26	6,500	06/15/2015	65
U.S. Treasury Note Futures-2 year (Buy)	35	7,000	09/28/2012	—

				$195

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2012

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	JP Morgan Chase Bank, N.A.	$13,868	$13,518	08/30/2012	$(350)
Australian Dollar (Sell)	UBS AG	1,479	1,457	08/30/2012	(22)
Brazilian Real (Buy)	Barclays Capital	724	727	08/02/2012	(3)
Brazilian Real (Buy)	Barclays Capital	1,819	1,790	08/02/2012	29
Brazilian Real (Buy)	Goldman Sachs Capital Markets LP	321	321	08/02/2012	—
Brazilian Real (Buy)	HSBC Bank USA, N.A.	1,231	1,231	08/02/2012	—
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	263	264	08/02/2012	(1)
Brazilian Real (Buy)	UBS AG	760	760	08/02/2012	—
Brazilian Real (Buy)	UBS AG	364	360	08/02/2012	4
Brazilian Real (Buy)	UBS AG	303	310	10/02/2012	(7)
Brazilian Real (Sell)	Barclays Capital	2,543	2,561	08/02/2012	18
Brazilian Real (Sell)	Barclays Capital	716	720	10/02/2012	4
Brazilian Real (Sell)	Goldman Sachs Capital Markets LP	321	324	08/02/2012	3
Brazilian Real (Sell)	HSBC Bank USA, N.A.	1,231	1,243	08/02/2012	12
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	263	263	08/02/2012	—
Brazilian Real (Sell)	Morgan Stanley and Co. Inc.	260	261	10/02/2012	1
Brazilian Real (Sell)	UBS AG	1,124	1,133	08/02/2012	9
British Pound Sterling (Buy)	Royal Bank of Canada	488	482	08/02/2012	6
British Pound Sterling (Sell)	BNP Paribas SA	590	583	08/02/2012	(7)
British Pound Sterling (Sell)	Deutsche Bank AG London	935	935	09/04/2012	—
British Pound Sterling (Sell)	JP Morgan Chase Bank, N.A.	590	590	09/04/2012	—
British Pound Sterling (Sell)	Royal Bank of Canada	488	482	09/04/2012	(6)
British Pound Sterling (Sell)	UBS AG	487	485	08/02/2012	(2)
Canadian Dollar (Buy)	JP Morgan Chase Bank, N.A.	107	105	09/20/2012	2
Canadian Dollar (Sell)	UBS AG	12,377	12,089	09/20/2012	(288)
Chinese Yuan (Buy)	Barclays Capital	965	983	02/01/2013	(18)
Chinese Yuan (Sell)	JP Morgan Chase Bank	941	949	02/01/2013	8

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Buy)	Barclays Bank plc	$633	$653	09/14/2012	$(20)
Euro Currency (Buy)	Citibank, N.A.	2,463	2,460	09/14/2012	3
Euro Currency (Buy)	Deutsche Bank AG London	728	727	09/14/2012	1
Euro Currency (Buy)	JP Morgan Chase Bank, N.A.	917	947	09/14/2012	(30)
Euro Currency (Buy)	Morgan Stanley and Co. Inc.	1,115	1,141	09/14/2012	(26)
Euro Currency (Buy)	Royal Bank of Canada	2,209	2,260	09/14/2012	(51)
Euro Currency (Sell)	Citibank, N.A.	22,750	23,056	09/14/2012	306
Euro Currency (Sell)	JP Morgan Chase Bank, N.A.	1,097	1,097	09/14/2012	—
Japanese Yen (Sell)	Citibank, N.A.	1,135	1,135	09/10/2012	—
Mexican Peso (Buy)	HSBC Bank USA, N.A.	11	11	08/15/2012	—
Mexican Peso (Sell)	HSBC Bank USA, N.A.	11	11	12/03/2012	—
Mexican Peso (Sell)	JP Morgan Chase Bank, N.A.	11	11	08/15/2012	—
Philippine Peso (Buy)	Citibank, N.A.	—	—	10/31/2012	—
Singapore Dollar (Buy)	Royal Bank of Scotland plc	—	—	10/22/2012	—
Singapore Dollar (Buy)	UBS AG	—	—	08/03/2012	—
Singapore Dollar (Sell)	Royal Bank of Scotland plc	—	—	08/03/2012	—
South African Rand (Sell)	Barclays Bank plc	992	1,001	10/26/2012	9
South Korean Won (Buy)	Barclays Capital	—	—	09/28/2012	—

					$(416)

SWAP AGREEMENTS OPEN AT JULY 31, 2012

CHICAGO MERCANTILE EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Banker’s Association LIBOR USD 3-Month	Pay	2.500%	12/19/2042	$200	$(6)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	9.970%	01/02/2014	R$	1,300	$17
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	9.980	01/02/2014		3,100	37
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	8.825	01/02/2015		20,900	(12)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	8.630	01/02/2015		12,800	(18)
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.770	01/02/2014		2,600	41
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.260	01/02/2015		2,000	(2)
BNP Paribas S.A.	US CPI Urban Consumers NSA	Pay	1.500	11/02/2012		$1,000	—

Interest Rate Swaps							$63

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Citibank, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000%	12/20/2015	2.209%	$19	$26	$200	$(7)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.209	39	60	400	(21)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.209	202	294	2,100	(92)
Morgan Stanley Capital Services LLC	Dow Jones CDX Emerging Markets Index Series 14	Sell	5.000	12/20/2015	2.209	77	112	800	(35)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 15	Sell	5.000	06/20/2016	2.299	42	54	400	(12)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[d]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[e]	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	06/20/2015	0.889%	$2	$(4)	$500	$6
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	0.889	3	(8)	500	11
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.629	(31)	(24)	700	(7)
Citibank, N.A.	GATX Corporation 5.800% due 03/01/2016	Buy	1.070	03/20/2016	1.135	1	—	1,000	1
JP Morgan Chase Bank, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.569	17	25	1,100	(8)
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.569	2	2	100	—
HSBC Bank USA, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	06/20/2016	0.665	18	—	1,300	18
Deutsche Bank AG	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2012	0.647	—	(1)	100	1
Barclays Bank plc	Seciete Generale 5.250% due 03/28/2013	Buy	1.000	06/20/2014	2.044	31	66	1,700	(35)
Deutsche Bank AG	Starwood Hotels & Resorts Worldwide Inc. 6.750% due 05/15/2018	Buy	1.000	03/20/2013	0.366	(6)	18	1,100	(24)
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.168	38	10	1,500	28
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.168	13	7	500	6

Credit Default Swaps									$(170)

Total Swaps									$(113)

WRITTEN OPTIONS OPEN AT JULY 31, 2012

Description	Number of Contracts	Strike Index/Rate		Expiration Date	Value (000s)
Inflation-Linked Swap Option (Put)	(2,000,000)	215.95	[j]	03/12/2020	$(3)
Inflation-Linked Swap Option (Put)	(3,600,000)	216.69	[j]	04/07/2020	(5)
Inflation-Linked Swap Option (Put)	(500,000)	217.97	[j]	09/29/2020	(1)
Inflation-Linked Swap Option (Put)	(400,000)	218.01	[j]	10/13/2020	(1)
Interest Rate Swap Option 1 year (Call)	(3,900,000)	0.80%		10/11/2012	(16)
Interest Rate Swap Option 1 year (Put)	(3,900,000)	0.80		10/11/2012	—
Interest Rate Swap Option 2 year (Call)	(4,000,000)	1.06		10/11/2012	(51)
Interest Rate Swap Option 2 year (Call)	(4,700,000)	0.92		11/14/2012	(46)
Interest Rate Swap Option 2 year (Put)	(4,000,000)	1.06		10/11/2012	—
Interest Rate Swap Option 2 year (Put)	(4,700,000)	0.92		11/14/2012	(1)
Interest Rate Swap Option 5 year (Call)	(7,000,000)	1.50		09/24/2012	(230)
Interest Rate Swap Option 5 year (Call)	(14,400,000)	1.70		03/18/2013	(531)
Interest Rate Swap Option 5 year (Put)	(7,000,000)	1.50		09/24/2012	—
Interest Rate Swap Option 5 year (Put)	(15,700,000)	1.70		03/18/2013	(27)
Interest Rate Swap Option 5 year (Put)	(11,000,000)	2.85		04/14/2014	(43)

Written Options outstanding, at value (premiums received of $806)					$(955)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2012 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$8,019	$—	$8,019
Bank Loan Obligations	—	2,420	—	2,420
Collateralized Mortgage Obligations	—	10,463	—	10,463
Corporate Bonds & Notes	—	31,952	—	31,952
Foreign Government Obligations	—	34,352	—	34,352
Mortgage Pass-Through	—	5,816	—	5,816
Purchased Options	—	51	—	51
Straddle Options	—	70	198	268
U.S. Government Obligations	—	457,347	—	457,347
Short-Term Investments
Repurchase Agreements	—	2,441	—	2,441

Total Investments in Securities	$—	$552,931	$198	$553,129

Liability Category
Investments in Other Financial Instruments
Forward Currency Contracts	$—	$(416)	$—	$(416)
Futures Contracts	195	—	—	195
Swap Agreements	—	(113)	—	(113)
Written Options	—	(955)	—	(955)

Total Investments in Other Financial Instruments	$195	$(1,484)	$—	$(1,289)

Total Investments	$195	$551,447	$198	$551,840

The following is a reconciliation of the Fund’s Level 3 investments during the period ended July 31, 2012.

Valuation Description	Balance Beginning at 11/01/2011 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2012[w] (000s)
Straddle Options	$—	$216	$—	$—	$—	$(18)	$—	$—	$198

There were no significant transfers between levels during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2012 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Straddle Options
Forward Volatility Swaption 3 month vs. 30 year	$198	Indicative Market Quotation	Single-Source Broker Quote	$7.80 - $8.01

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$71	$(241)
Foreign Exchange Contracts	415	(831)
Interest Rate Contracts	609	(993)

Total	$1095	$(2,065)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in Default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2012.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2012, these securities were valued at $39,133 or 8% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2012.

4	MTN after the name of a security stands for Medium Term Note.

5	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	At July 31, 2012, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $77,682 or 15% of net assets.

8	CLO after name of a security stands for Collateralized Loan Obligation.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

j	Amount represents Index Value.

k	Strike Rate or Exercise Level and final premium is determined on a future date, based upon implied volatility parameters.

w	The net unrealized appreciation/(depreciation) as of current reporting date per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2012
Straddle Options	$(18)

x	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using a single source broker quote where the subadviser is unable to view the underlying inputs, which is a Level 3 input.

AUD$	Australian Dollar.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

ZAR$	South African Rand.

R$	Brazilian Real.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of 0.0%)

TREASURY DEBT—16.3%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bills
$5,000	0.093%—09/20/2012	$4,999
7,400	0.106%—08/23/2012	7,400
4,000	0.138%—11/01/2012	3,999

		16,398

GOVERNMENT AGENCY DEBT—83.7%
	Federal Home Loan Bank Discount Notes
4,000	0.070%—08/10/2012	4,000
200	0.090%—08/02/2012	200
4,900	0.100%—08/17/2012	4,900
18,799	0.105%—08/24/2012-09/07/2012	18,797
6,900	0.120%—09/05/2012-10/05/2012	6,899
9,100	0.125%—09/26/2012-10/10/2012	9,098

		43,894

	Federal Home Loan Mortgage Corp. Discount Notes
$7,800	0.097%—08/06/2012-09/04/2012	$7,800
5,000	0.110%—09/12/2012	4,999
4,700	0.115%—08/07/2012-09/17/2012	4,700
12,200	0.125%—09/28/2012-10/16/2012	12,197

		29,696

	Federal National Mortgage Association Discount Notes
3,300	0.080%—08/08/2012	3,300
5,000	0.100%—08/15/2012	5,000
2,500	0.120%—09/26/2012	2,499

		10,799

TOTAL GOVERNMENT AGENCY DEBT (Cost $84,389)		84,389

TOTAL INVESTMENTS—100.0% (Cost $100,787)[1]		100,787
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(45)

TOTAL NET ASSETS—100.0%		$100,742

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2012 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts and options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and members of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser that uses significant unobservable inputs, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security would be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, although the market quotation is independently received, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

The Funds have adopted Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which was established with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. Enhanced disclosures are required to detail any transfers between Level measurement categories and the reasons for such transfers. Additionally, enhanced disclosures are required to provide a description of the sensitivity of recurring Level 3 fair value measurements to changes in the unobservable inputs.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Harbor High-Yield Bond Fund has also entered into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

Harbor High-Yield Bond Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

At the end of the period July 31, 2012, Harbor High-Yield Bond Fund had $16,250 in unfunded loan commitments outstanding.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each fund (except Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund and Harbor High Yield Bond Fund) invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally take place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Short Sales

During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced,

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian, or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Straddle Options

A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement with the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings and the amount of interest income earned.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2012 for Harbor Bond Fund and Harbor Real Return Fund is $936,764 and $10,200, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Real Return Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, Harbor Emerging Markets Debt Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks similar to those of conventional fixed income securities.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncements

Repurchase Agreements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-03, A Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). Specifically, ASU 2011-03 refers to accounting treatment for repurchase agreements that obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of the transferred assets and, as a result, certain repurchase agreements may now be required to be accounted for as secured borrowings. ASU 2011-03 will become effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement amounts and disclosures, if any.

Balance Sheet

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Specifically, ASU 2011-11 will require enhanced disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of a fund’s financial statements to evaluate the effect or potential effect of netting arrangements on a fund’s financial position. ASU 2011-11 will become effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating the implications of this pronouncement and the impact it will have on the Funds’ disclosures.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2012 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Convertible Securities Fund*	$97,459	$3,144	$(1,759)	$1,385
Harbor Emerging Markets Debt Fund	7,917	364	(278)	86
Harbor High-Yield Bond Fund	2,171,028	105,088	(4,642)	100,446
Harbor Bond Fund	9,316,527	397,685	(53,353)	344,332
Harbor Real Return Fund	530,705	25,469	(3,045)	22,424
Harbor Money Market Fund	100,787	—	—	—

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.FI.0712

Quarterly Schedule of Portfolio Holdings

July 31, 2012

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—20.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—10.9%
7,789	Harbor Capital Appreciation Fund	$316
23,474	Harbor Mid Cap Growth Fund	209
14,443	Harbor Small Cap Growth Fund	168
61,048	Harbor Large Cap Value Fund	486
26,425	Harbor Mid Cap Value Fund	313
12,140	Harbor Small Cap Value Fund	250

		1,742

HARBOR INTERNATIONAL EQUITY FUNDS—9.2%
14,096	Harbor International Fund	793
30,776	Harbor International Growth Fund	338
28,953	Harbor Global Value Fund	170
9,854	Harbor Global Growth Fund	169

		1,470

TOTAL HARBOR EQUITY FUNDS (Cost $3,094)		3,212

HARBOR FIXED INCOME FUNDS—75.0%

Shares		Value (000s)

148,084	Harbor High-Yield Bond Fund	$1,635
551,325	Harbor Bond Fund	7,084
285,925	Harbor Real Return Fund	3,257

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,506)		11,976

SHORT-TERM INVESTMENTS—4.9%
(Cost $789)
788,645	Harbor Money Market Fund	789

TOTAL INVESTMENTS—100.0% (Cost $15,389)		15,977

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,977

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—24.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—13.0%
2,149	Harbor Capital Appreciation Fund	$87
6,388	Harbor Mid Cap Growth Fund	57
3,882	Harbor Small Cap Growth Fund	45
16,692	Harbor Large Cap Value Fund	133
7,172	Harbor Mid Cap Value Fund	85
3,248	Harbor Small Cap Value Fund	67

		474

HARBOR INTERNATIONAL EQUITY FUNDS—11.0%
3,856	Harbor International Fund	217
8,448	Harbor International Growth Fund	93
7,934	Harbor Global Value Fund	46
2,719	Harbor Global Growth Fund	47

		403

TOTAL HARBOR EQUITY FUNDS (Cost $842)		877

HARBOR STRATEGIC MARKETS FUNDS—0.8%
(Cost $30)
3,997	Harbor Commodity Real Return Strategy Fund	29

HARBOR FIXED INCOME FUNDS—70.2%

Shares		Value (000s)

34,521	Harbor High-Yield Bond Fund	$381
118,973	Harbor Bond Fund	1,529
57,758	Harbor Real Return Fund	658

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,475)		2,568

SHORT-TERM INVESTMENTS—5.0%
(Cost $182)
182,240	Harbor Money Market Fund	182

TOTAL INVESTMENTS—100.0% (Cost $3,529)		3,656

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$3,656

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—32.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—17.4%
8,580	Harbor Capital Appreciation Fund	$349
25,539	Harbor Mid Cap Growth Fund	227
15,611	Harbor Small Cap Growth Fund	182
66,084	Harbor Large Cap Value Fund	526
28,853	Harbor Mid Cap Value Fund	342
13,173	Harbor Small Cap Value Fund	271

		1,897

HARBOR INTERNATIONAL EQUITY FUNDS—14.7%
15,279	Harbor International Fund	860
33,450	Harbor International Growth Fund	367
31,938	Harbor Global Value Fund	187
10,903	Harbor Global Growth Fund	187

		1,601

TOTAL HARBOR EQUITY FUNDS (Cost $3,442)		3,498

HARBOR STRATEGIC MARKETS FUNDS—2.4%
(Cost $266)
35,470	Harbor Commodity Real Return Strategy Fund	261

HARBOR FIXED INCOME FUNDS—62.5%

Shares		Value (000s)

113,367	Harbor High-Yield Bond Fund	$1,252
319,158	Harbor Bond Fund	4,101
126,818	Harbor Real Return Fund	1,444

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,573)		6,797

SHORT-TERM INVESTMENTS—3.0%
(Cost $325)
325,140	Harbor Money Market Fund	325

TOTAL INVESTMENTS—100.0% (Cost $10,606)		10,881

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$10,881

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—37.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—20.0%
24,683	Harbor Capital Appreciation Fund	$1,003
73,463	Harbor Mid Cap Growth Fund	654
44,845	Harbor Small Cap Growth Fund	524
190,830	Harbor Large Cap Value Fund	1,519
82,805	Harbor Mid Cap Value Fund	981
37,446	Harbor Small Cap Value Fund	770

		5,451

HARBOR INTERNATIONAL EQUITY FUNDS—17.0%
44,113	Harbor International Fund	2,483
96,629	Harbor International Growth Fund	1,061
91,459	Harbor Global Value Fund	536
31,192	Harbor Global Growth Fund	534

		4,614

TOTAL HARBOR EQUITY FUNDS (Cost $9,607)		10,065

HARBOR STRATEGIC MARKETS FUNDS—3.4%
(Cost $933)
126,587	Harbor Commodity Real Return Strategy Fund	930

HARBOR FIXED INCOME FUNDS—59.6%

Shares		Value (000s)

317,908	Harbor High-Yield Bond Fund	$3,510
758,614	Harbor Bond Fund	9,748
256,641	Harbor Real Return Fund	2,923

TOTAL HARBOR FIXED INCOME FUNDS (Cost $15,687)		16,181

TOTAL INVESTMENTS—100.0% (Cost $26,227)		27,176

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$27,176

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—44.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—23.8%
7,304	Harbor Capital Appreciation Fund	$297
21,719	Harbor Mid Cap Growth Fund	193
13,205	Harbor Small Cap Growth Fund	154
56,709	Harbor Large Cap Value Fund	452
24,410	Harbor Mid Cap Value Fund	289
11,051	Harbor Small Cap Value Fund	227

		1,612

HARBOR INTERNATIONAL EQUITY FUNDS—20.2%
13,109	Harbor International Fund	738
28,695	Harbor International Growth Fund	315
26,980	Harbor Global Value Fund	158
9,237	Harbor Global Growth Fund	158

		1,369

TOTAL HARBOR EQUITY FUNDS (Cost $2,913)		2,981

HARBOR STRATEGIC MARKETS FUNDS—4.4%
(Cost $302)
40,754	Harbor Commodity Real Return Strategy Fund	300

HARBOR FIXED INCOME FUNDS—51.6%

Shares		Value (000s)

78,258	Harbor High-Yield Bond Fund	$864
165,237	Harbor Bond Fund	2,123
45,069	Harbor Real Return Fund	514

TOTAL HARBOR FIXED INCOME FUNDS (Cost $3,401)		3,501

TOTAL INVESTMENTS—100.0% (Cost $6,616)		6,782

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$6,782

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—54.6%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—29.6%
29,320	Harbor Capital Appreciation Fund	$1,191
87,771	Harbor Mid Cap Growth Fund	781
53,560	Harbor Small Cap Growth Fund	625
226,343	Harbor Large Cap Value Fund	1,802
98,850	Harbor Mid Cap Value Fund	1,171
44,670	Harbor Small Cap Value Fund	919

		6,489

HARBOR INTERNATIONAL EQUITY FUNDS—25.0%
52,646	Harbor International Fund	2,963
114,603	Harbor International Growth Fund	1,258
109,219	Harbor Global Value Fund	640
37,071	Harbor Global Growth Fund	636

		5,497

TOTAL HARBOR EQUITY FUNDS (Cost $11,197)		11,986

HARBOR STRATEGIC MARKETS FUNDS—5.0%
(Cost $1,082)
148,309	Harbor Commodity Real Return Strategy Fund	1,090

HARBOR FIXED INCOME FUNDS—40.4%

Shares		Value (000s)

221,938	Harbor High-Yield Bond Fund	$2,450
427,497	Harbor Bond Fund	5,494
81,766	Harbor Real Return Fund	931

TOTAL HARBOR FIXED INCOME FUNDS (Cost $8,572)		8,875

TOTAL INVESTMENTS—100.0% (Cost $20,851)		21,951

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$21,951

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—63.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—34.7%
4,106	Harbor Capital Appreciation Fund	$167
12,250	Harbor Mid Cap Growth Fund	109
7,485	Harbor Small Cap Growth Fund	87
31,751	Harbor Large Cap Value Fund	253
13,838	Harbor Mid Cap Value Fund	164
6,268	Harbor Small Cap Value Fund	129

		909

HARBOR INTERNATIONAL EQUITY FUNDS—29.2%
7,323	Harbor International Fund	412
16,049	Harbor International Growth Fund	176
15,251	Harbor Global Value Fund	89
5,221	Harbor Global Growth Fund	90

		767

TOTAL HARBOR EQUITY FUNDS (Cost $1,639)		1,676

HARBOR STRATEGIC MARKETS FUNDS—4.6%
(Cost $120)
16,375	Harbor Commodity Real Return Strategy Fund	120

HARBOR FIXED INCOME FUNDS—31.5%

Shares		Value (000s)

23,676	Harbor High-Yield Bond Fund	$261
39,354	Harbor Bond Fund	506
5,074	Harbor Real Return Fund	58

TOTAL HARBOR FIXED INCOME FUNDS (Cost $797)		825

TOTAL INVESTMENTS—100.0% (Cost $2,556)		2,621

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,621

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—74.3%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—40.3%
27,622	Harbor Capital Appreciation Fund	$1,122
82,659	Harbor Mid Cap Growth Fund	736
50,474	Harbor Small Cap Growth Fund	589
212,913	Harbor Large Cap Value Fund	1,695
93,158	Harbor Mid Cap Value Fund	1,104
42,158	Harbor Small Cap Value Fund	867

		6,113

HARBOR INTERNATIONAL EQUITY FUNDS—34.0%
49,446	Harbor International Fund	2,783
107,844	Harbor International Growth Fund	1,184
102,857	Harbor Global Value Fund	603
34,965	Harbor Global Growth Fund	599

		5,169

TOTAL HARBOR EQUITY FUNDS (Cost $10,241)		11,282

HARBOR STRATEGIC MARKETS FUNDS—4.0%
(Cost $607)
81,831	Harbor Commodity Real Return Strategy Fund	602

HARBOR FIXED INCOME FUNDS—21.7%

Shares		Value (000s)

108,808	Harbor High-Yield Bond Fund	$1,201
153,345	Harbor Bond Fund	1,971
10,226	Harbor Real Return Fund	116

TOTAL HARBOR FIXED INCOME FUNDS (Cost $3,164)		3,288

TOTAL INVESTMENTS—100.0% (Cost $14,012)		15,172

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,172

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—84.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—45.5%
3,305	Harbor Capital Appreciation Fund	$134
9,827	Harbor Mid Cap Growth Fund	88
5,992	Harbor Small Cap Growth Fund	70
25,623	Harbor Large Cap Value Fund	204
11,093	Harbor Mid Cap Value Fund	132
5,029	Harbor Small Cap Value Fund	103

		731

HARBOR INTERNATIONAL EQUITY FUNDS—38.5%
5,927	Harbor International Fund	333
12,963	Harbor International Growth Fund	142
12,256	Harbor Global Value Fund	72
4,186	Harbor Global Growth Fund	72

		619

TOTAL HARBOR EQUITY FUNDS (Cost $1,342)		1,350

HARBOR STRATEGIC MARKETS FUNDS—3.6%
(Cost $59)
7,872	Harbor Commodity Real Return Strategy Fund	58

HARBOR FIXED INCOME FUNDS—12.4%

Shares		Value (000s)

7,221	Harbor High-Yield Bond Fund	$80
9,297	Harbor Bond Fund	119

TOTAL HARBOR FIXED INCOME FUNDS (Cost $193)		199

TOTAL INVESTMENTS—100.0% (Cost $1,594)		1,607

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$1,607

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2012 (Unaudited)

HARBOR EQUITY FUNDS—90.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—48.8%
31,369	Harbor Capital Appreciation Fund	$1,274
93,534	Harbor Mid Cap Growth Fund	832
57,025	Harbor Small Cap Growth Fund	666
242,170	Harbor Large Cap Value Fund	1,928
105,450	Harbor Mid Cap Value Fund	1,250
47,703	Harbor Small Cap Value Fund	981

		6,931

HARBOR INTERNATIONAL EQUITY FUNDS—41.3%
56,122	Harbor International Fund	3,159
122,704	Harbor International Growth Fund	1,347
116,354	Harbor Global Value Fund	682
39,777	Harbor Global Growth Fund	682

		5,870

TOTAL HARBOR EQUITY FUNDS (Cost $11,281)		12,801

HARBOR STRATEGIC MARKETS FUNDS—3.0%
(Cost $435)
57,371	Harbor Commodity Real Return Strategy Fund	422

HARBOR FIXED INCOME FUNDS—6.9%

Shares		Value (000s)

35,823	Harbor High-Yield Bond Fund	$395
46,046	Harbor Bond Fund	592

TOTAL HARBOR FIXED INCOME FUNDS (Cost $952)		987

TOTAL INVESTMENTS—100.0% (Cost $12,668)		14,210

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$14,210

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2012 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2011 or July 31, 2012, and no significant transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2012 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include a series of ten target retirement funds: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The assets of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available. Significant unobservable inputs may include the Funds’ own assumptions.

The Funds have adopted Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which was established with the goal of convergence with the International Accounting Standards Board guidance on fair value measurements and disclosures. Enhanced disclosures are required to detail any transfers between Level measurement categories and the reasons for such transfers. Additionally, enhanced disclosures are required to provide a description of the sensitivity of recurring Level 3 fair value measurements to changes in the unobservable inputs.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

category during the period. A fair value hierarchy, level transfer activity, and a Level 3 reconciliation including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2012, each Fund held less than 10% of the outstanding shares of each Underlying Fund and the Funds, in aggregate, held 41% of Harbor Global Value Fund and 17% of Harbor Global Growth Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2012 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$15,389	$599	$(11)	$588
Harbor Target Retirement 2010 Fund	3,529	129	(2)	127
Harbor Target Retirement 2015 Fund	10,606	318	(43)	275
Harbor Target Retirement 2020 Fund	26,227	1,007	(58)	949
Harbor Target Retirement 2025 Fund	6,616	189	(23)	166
Harbor Target Retirement 2030 Fund	20,851	1,188	(88)	1,100
Harbor Target Retirement 2035 Fund	2,556	76	(11)	65
Harbor Target Retirement 2040 Fund	14,012	1,274	(114)	1,160
Harbor Target Retirement 2045 Fund	1,594	38	(25)	13
Harbor Target Retirement 2050 Fund	12,668	1,695	(153)	1,542

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.TR.0712

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The registrant’s Principal Executive and Principal Financial Officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of September, 2012 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser - Chairman, President and
Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	September 27, 2012

By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	September 27, 2012